Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (42.1%)
Basic Materials (0.7%)
	Linde plc	41,948	20,796
	Newmont Corp.	84,498	9,147
	Freeport-McMoRan Inc.	122,287	7,188
	Ecolab Inc.	21,275	5,660
	Air Products and Chemicals Inc.	16,192	4,704
	Nucor Corp.	20,200	3,416
	LyondellBasell Industries NV Class A	29,894	2,408
	Anglogold Ashanti plc	22,733	2,213
	Steel Dynamics Inc.	11,833	2,130
	Fastenal Co.	42,492	1,972
	FMC Corp.	114,409	1,970
	CF Industries Holdings Inc.	14,686	1,907
	Reliance Inc.	5,970	1,814
	Royal Gold Inc.	7,130	1,814
	Albemarle Corp.	9,462	1,699
	Alcoa Corp.	23,939	1,588
*	RBC Bearings Inc.	2,765	1,502
	Carpenter Technology Corp.	3,430	1,352
	Avery Dennison Corp.	6,290	1,086
	Solstice Advanced Materials Inc.	14,114	1,075
	Celanese Corp.	15,911	1,046
	International Flavors & Fragrances Inc.	12,881	935
	Huntsman Corp.	64,690	861
	Element Solutions Inc.	22,704	775
*	MP Materials Corp.	14,907	719
	Timken Co.	5,841	587
	Mueller Industries Inc.	5,239	580
*	Cleveland-Cliffs Inc.	66,843	565
	Southern Copper Corp.	2,911	501
	Westlake Corp.	4,144	484
	Mosaic Co.	18,068	461
*	SSR Mining Inc.	8,275	243
	Hexcel Corp.	2,432	197
	International Paper Co.	4,764	170
	NewMarket Corp.	162	104
			83,669
Consumer Discretionary (5.9%)
*	Amazon.com Inc.	765,275	159,384
*	Tesla Inc.	226,007	84,018
	Walmart Inc.	357,276	44,402
	Costco Wholesale Corp.	37,630	37,496
*	Netflix Inc.	345,069	33,178
	Home Depot Inc.	72,681	23,904
	McDonald's Corp.	52,318	16,260
	Walt Disney Co.	135,918	13,100
	TJX Cos. Inc.	81,697	13,047
*	Uber Technologies Inc.	166,991	12,012
	Booking Holdings Inc.	2,688	11,317
	Lowe's Cos. Inc.	43,949	10,384
*	O'Reilly Automotive Inc.	87,313	8,060
	Hilton Worldwide Holdings Inc.	26,206	7,969
	Starbucks Corp.	85,724	7,680
	Marriott International Inc. Class A	20,498	6,704
	Ross Stores Inc.	28,811	6,241
*	AutoZone Inc.	1,807	6,104
*	Spotify Technology SA	12,028	5,833
	General Motors Co.	75,870	5,652
*	Warner Bros Discovery Inc.	187,260	5,142
*	Airbnb Inc. Class A	38,366	4,845
	Royal Caribbean Cruises Ltd.	17,508	4,818
*	Copart Inc.	136,273	4,524
	Electronic Arts Inc.	21,272	4,337

		Shares	Market Value ($000)
*	Chipotle Mexican Grill Inc.	129,097	4,132
	NIKE Inc. Class B	76,315	4,031
	Yum! Brands Inc.	23,706	3,686
*	United Airlines Holdings Inc.	39,143	3,604
*	Aptiv plc	49,527	3,439
	DR Horton Inc.	24,417	3,351
*	Carvana Co.	10,259	3,225
*	Take-Two Interactive Software Inc.	15,439	3,049
	Delta Air Lines Inc.	45,400	3,018
	PulteGroup Inc.	25,300	2,976
*	ROBLOX Corp. Class A	49,054	2,775
*	Live Nation Entertainment Inc.	17,109	2,609
	eBay Inc.	28,478	2,592
*	NVR Inc.	390	2,570
*	Ulta Beauty Inc.	4,486	2,345
	Garmin Ltd.	9,877	2,292
	Dollar General Corp.	18,477	2,194
*	AutoNation Inc.	11,164	2,180
	Expedia Group Inc.	9,404	2,171
	Toll Brothers Inc.	14,932	2,038
*	BJ's Wholesale Club Holdings Inc.	20,141	1,982
*	MGM Resorts International	52,646	1,948
*	Dollar Tree Inc.	17,640	1,932
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,851
*	Burlington Stores Inc.	5,684	1,849
	Tapestry Inc.	12,776	1,803
	Tractor Supply Co.	39,459	1,787
	Target Corp.	14,138	1,714
	Fox Corp. Class A	28,485	1,664
	Williams-Sonoma Inc.	8,907	1,624
	Lennar Corp. Class A	18,369	1,595
*	Coupang Inc.	83,436	1,575
	News Corp. Class A	62,267	1,552
	Ford Motor Co.	132,739	1,532
*	Lululemon Athletica Inc.	9,538	1,460
*	Deckers Outdoor Corp.	14,513	1,453
	Carnival Corp.	54,971	1,423
*	Flutter Entertainment plc	13,929	1,420
	Southwest Airlines Co.	35,352	1,328
	BorgWarner Inc.	24,026	1,304
	Estee Lauder Cos. Inc. Class A	16,432	1,179
	Somnigroup International Inc.	14,675	1,085
*	Valvoline Inc.	31,661	1,066
	PVH Corp.	15,043	1,049
	Pool Corp.	4,927	997
	Omnicom Group Inc.	12,591	948
	New York Times Co. Class A	11,130	932
*	GameStop Corp. Class A	40,040	923
*	SiteOne Landscape Supply Inc.	6,767	901
*	Trade Desk Inc. Class A	38,482	873
	Gentex Corp.	39,660	867
*	DraftKings Inc. Class A	39,814	861
*	CarMax Inc.	20,473	851
*	Planet Fitness Inc. Class A	11,410	849
*	Rivian Automotive Inc. Class A	55,942	842
	Murphy USA Inc.	1,699	839
*	Grand Canyon Education Inc.	4,900	833
	Lear Corp.	6,875	832
*	Madison Square Garden Sports Corp.	2,448	787
	U-Haul Holding Co. (XNYS)	16,808	751
	Lithia Motors Inc. Class A	2,973	742
	Hyatt Hotels Corp. Class A	5,050	726
	Ralph Lauren Corp.	2,074	713
*	Floor & Decor Holdings Inc. Class A	13,773	700
	Churchill Downs Inc.	7,582	681
*	Versant Media Group Inc.	18,281	677
	RB Global Inc.	7,025	673
*	Bright Horizons Family Solutions Inc.	8,109	666
*	Norwegian Cruise Line Holdings Ltd.	35,313	660
*	Mattel Inc.	44,827	651

		Shares	Market Value ($000)
	Aramark	15,458	627
*	Caesars Entertainment Inc.	23,042	609
	Rollins Inc.	11,362	607
*	Alaska Air Group Inc.	16,020	589
*	Cava Group Inc.	7,230	585
	Las Vegas Sands Corp.	10,828	583
	Domino's Pizza Inc.	1,616	580
*	Five Below Inc.	2,537	580
*	Crocs Inc.	6,991	580
	Wynn Resorts Ltd.	5,266	535
*	Chewy Inc. Class A	18,430	498
*	Viking Holdings Ltd.	6,781	498
*	On Holding AG Class A	14,364	489
	Boyd Gaming Corp.	5,820	478
*	Penn Entertainment Inc.	31,813	478
*	Ollie's Bargain Outlet Holdings Inc.	5,167	476
*	RH	3,195	447
*	Lyft Inc. Class A	33,348	444
*	SharkNinja Inc.	4,172	442
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	434
*	Dutch Bros Inc. Class A	8,135	412
	Dick's Sporting Goods Inc.	2,059	408
*	American Airlines Group Inc.	36,371	391
	Genuine Parts Co.	3,590	380
	Choice Hotels International Inc.	3,650	378
*	QuantumScape Corp. Class A	54,846	350
*	Wayfair Inc. Class A	4,556	343
*	Coty Inc. Class A	167,335	336
*	YETI Holdings Inc.	9,143	335
	Wingstop Inc.	2,104	326
*	Liberty Live Holdings Inc. Class A	3,224	295
	Darden Restaurants Inc.	1,347	264
*	Birkenstock Holding plc	6,668	239
	Phinia Inc.	3,451	236
*	elf Beauty Inc.	3,421	207
	LKQ Corp.	6,917	203
*	Avis Budget Group Inc.	1,374	200
*	Etsy Inc.	3,903	195
*	Petco Health & Wellness Co. Inc. Class A	70,226	195
*	Under Armour Inc. Class C	32,039	186
*	Amer Sports Inc.	4,922	162
	TKO Group Holdings Inc. Class A	794	160
*	U-Haul Holding Co.	2,887	138
*	Duolingo Inc. Class A	1,355	134
	Dillard's Inc. Class A	194	111
*	Liberty Live Holdings Inc. Class C	932	88
	Wyndham Hotels & Resorts Inc.	1,038	84
*	Lucid Group Inc. Class A	4,911	47
	Advance Auto Parts Inc.	880	46
	Atmus Filtration Technologies Inc.	511	29
			670,075
Consumer Staples (1.6%)
	Procter & Gamble Co.	202,016	29,179
	Coca-Cola Co.	311,107	23,660
	Philip Morris International Inc.	110,614	18,289
	PepsiCo Inc.	104,472	16,223
	McKesson Corp.	10,162	8,794
	Mondelez International Inc. Class A	113,880	6,564
	Altria Group Inc.	97,963	6,465
	Corteva Inc.	75,255	6,300
*	Monster Beverage Corp.	84,953	6,156
	CVS Health Corp.	79,667	5,722
	Colgate-Palmolive Co.	64,316	5,482
	Cencora Inc.	14,895	4,679
	Kroger Co.	46,639	3,375
	Archer-Daniels-Midland Co.	44,512	3,236
	Church & Dwight Co. Inc.	34,175	3,189
	Hershey Co.	13,897	2,889
*	Post Holdings Inc.	27,271	2,696

		Shares	Market Value ($000)
	Casey's General Stores Inc.	3,580	2,606
*	US Foods Holding Corp.	25,784	2,378
	Keurig Dr Pepper Inc.	79,414	2,091
*	Boston Beer Co. Inc. Class A	8,543	1,968
*	Darling Ingredients Inc.	29,478	1,823
	Tyson Foods Inc. Class A	27,013	1,731
	Constellation Brands Inc. Class A	11,536	1,730
	Pilgrim's Pride Corp.	44,282	1,672
	Sysco Corp.	22,886	1,632
	Seaboard Corp.	276	1,560
	Coca-Cola Consolidated Inc.	7,343	1,408
*	Performance Food Group Co.	14,980	1,283
	McCormick & Co. Inc. (Non-Voting)	24,760	1,249
	Bunge Global SA	9,468	1,204
	Kenvue Inc.	65,478	1,129
*	Sprouts Farmers Market Inc.	11,994	925
	Ingredion Inc.	6,341	714
	J M Smucker Co.	6,651	641
*	Celsius Holdings Inc.	14,424	512
*	Freshpet Inc.	8,389	495
	Kimberly-Clark Corp.	4,970	479
	Brown-Forman Corp. Class B	14,317	379
*	BellRing Brands Inc.	15,938	256
	Lamb Weston Holdings Inc.	5,600	237
	Primo Brands Corp. Class A	9,025	170
			183,170
Energy (1.8%)
	Exxon Mobil Corp.	330,846	56,131
	Chevron Corp.	135,727	28,082
	ConocoPhillips	100,959	13,327
	Cheniere Energy Inc.	27,608	7,834
	Marathon Petroleum Corp.	26,981	6,588
	SLB Ltd.	125,184	6,433
	Valero Energy Corp.	25,250	6,239
	Baker Hughes Co.	98,915	6,039
	EOG Resources Inc.	41,056	5,935
	Williams Cos. Inc.	80,573	5,864
	Occidental Petroleum Corp.	84,964	5,523
	Phillips 66	28,156	5,129
	Devon Energy Corp.	84,920	4,273
	EQT Corp.	64,566	4,109
	Diamondback Energy Inc.	19,697	3,896
	Halliburton Co.	93,070	3,629
	Targa Resources Corp.	13,957	3,499
	TechnipFMC plc	49,756	3,440
	Kinder Morgan Inc.	88,789	2,977
	Expand Energy Corp.	22,744	2,497
	Texas Pacific Land Corp.	5,016	2,380
	Coterra Energy Inc.	64,936	2,282
	Range Resources Corp.	49,125	2,219
*	Antero Resources Corp.	51,753	2,196
*	First Solar Inc.	9,079	1,791
	ONEOK Inc.	19,439	1,757
	APA Corp.	23,366	992
	NOV Inc.	51,030	960
	Weatherford International plc	9,547	903
	Ovintiv Inc.	14,496	861
	DT Midstream Inc.	3,688	497
*	Enphase Energy Inc.	12,319	466
	Venture Global Inc. Class A	13,486	213
	Matador Resources Co.	2,648	167
			199,128
Financials (4.3%)
*	Berkshire Hathaway Inc. Class B	151,816	72,750
	JPMorgan Chase & Co.	211,828	62,311
	Bank of America Corp.	552,112	26,915
	Wells Fargo & Co.	271,380	21,605
	Goldman Sachs Group Inc.	24,669	20,870
	Citigroup Inc.	141,282	16,023

		Shares	Market Value ($000)
	Morgan Stanley	84,277	13,869
	Charles Schwab Corp.	126,813	11,918
	Chubb Ltd.	36,461	11,884
	Progressive Corp.	58,399	11,577
	S&P Global Inc.	26,107	11,104
	Blackrock Inc.	10,561	10,157
	CME Group Inc.	27,499	8,122
	Intercontinental Exchange Inc.	47,087	7,406
	Aon plc Class A	22,550	7,279
	Marsh & McLennan Cos. Inc.	40,537	7,031
	Moody's Corp.	14,124	6,162
	Travelers Cos. Inc.	20,181	5,886
	Blackstone Inc.	50,055	5,756
	KKR & Co. Inc.	57,343	5,304
*	Arch Capital Group Ltd.	53,089	5,096
	Bank of New York Mellon Corp.	40,640	4,821
	PNC Financial Services Group Inc.	22,404	4,662
	Allstate Corp.	21,882	4,537
*	NU Holdings Ltd. Class A	303,216	4,357
	Arthur J Gallagher & Co.	19,712	4,269
*	Markel Group Inc.	2,202	4,215
*	Robinhood Markets Inc. Class A	60,737	4,209
	US Bancorp	78,447	4,080
	Loews Corp.	36,218	3,866
	Ameriprise Financial Inc.	8,628	3,834
	First Citizens BancShares Inc. Class A	2,020	3,807
	Apollo Global Management Inc.	31,865	3,550
*	Coinbase Global Inc. Class A	19,794	3,456
	American International Group Inc.	45,055	3,390
	MSCI Inc.	6,206	3,345
	Webster Financial Corp.	44,362	3,080
	Wintrust Financial Corp.	21,933	3,047
	Janus Henderson Group plc	57,928	2,976
	Willis Towers Watson plc	10,222	2,972
	Nasdaq Inc.	34,795	2,954
	W R Berkley Corp.	43,309	2,871
	Raymond James Financial Inc.	16,983	2,459
	Cboe Global Markets Inc.	8,657	2,433
	Truist Financial Corp.	49,676	2,284
	Aflac Inc.	20,041	2,199
	Globe Life Inc.	15,679	2,182
	Fifth Third Bancorp	45,998	2,137
	LPL Financial Holdings Inc.	6,835	2,056
	Assured Guaranty Ltd.	24,806	2,021
	RenaissanceRe Holdings Ltd.	6,567	1,952
	M&T Bank Corp.	9,249	1,912
	Interactive Brokers Group Inc. Class A	27,985	1,877
	Brown & Brown Inc.	27,898	1,819
	Popular Inc.	12,967	1,740
	Commerce Bancshares Inc.	30,910	1,521
*	SoFi Technologies Inc.	91,502	1,453
*	Rocket Cos. Inc. Class A	90,624	1,291
	Tradeweb Markets Inc. Class A	10,229	1,204
	Broadridge Financial Solutions Inc.	7,016	1,140
	White Mountains Insurance Group Ltd.	498	1,094
	Hartford Insurance Group Inc.	8,036	1,087
	Northern Trust Corp.	7,749	1,082
	State Street Corp.	8,516	1,078
	Affiliated Managers Group Inc.	3,840	1,063
	Assurant Inc.	4,261	928
	Reinsurance Group of America Inc.	4,361	890
	Everest Group Ltd.	2,700	882
	Zions Bancorp NA	15,116	871
	Western Alliance Bancorp	12,214	865
	BOK Financial Corp.	6,524	835
*	Circle Internet Group Inc. Class A	8,338	796
*	Brighthouse Financial Inc.	13,261	794
	SEI Investments Co.	9,913	778
	FactSet Research Systems Inc.	3,573	775
	Pinnacle Financial Partners Inc.	8,783	757

		Shares	Market Value ($000)
	MGIC Investment Corp.	27,473	721
	Kinsale Capital Group Inc.	2,071	708
	MetLife Inc.	9,487	671
	Regions Financial Corp.	23,879	624
	Huntington Bancshares Inc.	38,774	607
*	Credit Acceptance Corp.	1,417	600
	XP Inc. Class A	31,065	591
	Unum Group	5,953	435
	RLI Corp.	6,959	397
*	Freedom Holding Corp.	2,521	365
	SouthState Bank Corp.	3,680	340
*	Upstart Holdings Inc.	12,950	332
	MarketAxess Holdings Inc.	1,760	290
	Prudential Financial Inc.	2,378	232
	Cincinnati Financial Corp.	1,337	210
	Morningstar Inc.	965	163
*	Bullish	3,698	132
	East West Bancorp Inc.	1,085	116
	First Horizon Corp.	1,405	32
	SLM Corp.	259	6
			483,150
Health Care (3.8%)
	Eli Lilly & Co.	64,538	59,360
	Johnson & Johnson	189,926	46,426
	AbbVie Inc.	130,500	28,382
	Merck & Co. Inc.	194,416	23,386
	UnitedHealth Group Inc.	71,697	19,400
	Thermo Fisher Scientific Inc.	33,251	16,344
	Amgen Inc.	40,750	14,338
	Abbott Laboratories	134,547	13,814
*	Intuitive Surgical Inc.	29,742	13,711
	Gilead Sciences Inc.	90,267	12,581
	Pfizer Inc.	361,565	10,153
	Stryker Corp.	30,849	10,137
	Danaher Corp.	53,248	10,096
*	Vertex Pharmaceuticals Inc.	22,312	9,963
*	Boston Scientific Corp.	131,856	8,274
	Bristol-Myers Squibb Co.	125,899	7,636
	HCA Healthcare Inc.	14,720	6,966
	Medtronic plc	76,410	6,621
	Regeneron Pharmaceuticals Inc.	8,487	6,557
	Cigna Group	20,486	5,465
	Elevance Health Inc.	17,899	5,240
	Zoetis Inc.	40,530	4,791
*	Edwards Lifesciences Corp.	54,354	4,353
*	IDEXX Laboratories Inc.	7,010	3,939
*	Alnylam Pharmaceuticals Inc.	10,081	3,335
	Cardinal Health Inc.	15,093	3,189
	GE HealthCare Technologies Inc.	43,227	3,077
*	Insmed Inc.	17,388	2,843
*	Biogen Inc.	15,118	2,772
*	IQVIA Holdings Inc.	15,979	2,725
	ResMed Inc.	11,831	2,656
	Labcorp Holdings Inc.	9,532	2,543
*	Waters Corp.	8,490	2,528
*	United Therapeutics Corp.	4,151	2,461
*	Hologic Inc.	29,853	2,257
	Agilent Technologies Inc.	18,134	2,067
*	Dexcom Inc.	32,521	2,042
*	Natera Inc.	10,171	2,034
*	Cooper Cos. Inc.	26,989	1,930
	Quest Diagnostics Inc.	9,572	1,876
	Humana Inc.	10,248	1,777
	Becton Dickinson & Co.	11,282	1,774
*	Moderna Inc.	32,496	1,651
*	Tenet Healthcare Corp.	8,600	1,623
*	Revolution Medicines Inc.	16,182	1,574
*	Ionis Pharmaceuticals Inc.	19,888	1,493
*	Elanco Animal Health Inc.	61,845	1,480

		Shares	Market Value ($000)
*	Centene Corp.	44,888	1,470
*	Illumina Inc.	11,037	1,360
*	Solventum Corp.	20,556	1,342
	Universal Health Services Inc. Class B	7,232	1,294
*	Jazz Pharmaceuticals plc	6,833	1,292
*	Neurocrine Biosciences Inc.	9,661	1,273
*	Penumbra Inc.	3,804	1,249
*	Exelixis Inc.	27,445	1,177
	Baxter International Inc.	69,528	1,168
	Revvity Inc.	13,223	1,158
*	Incyte Corp.	11,959	1,126
	STERIS plc	5,054	1,118
*	Insulet Corp.	5,216	1,095
	Zimmer Biomet Holdings Inc.	12,068	1,091
	West Pharmaceutical Services Inc.	4,202	1,053
*	Henry Schein Inc.	14,240	1,049
*	Align Technology Inc.	5,709	979
*	DaVita Inc.	6,213	955
*	Veeva Systems Inc. Class A	5,181	910
*	Roivant Sciences Ltd.	32,793	908
*	Charles River Laboratories International Inc.	5,217	900
*	BioMarin Pharmaceutical Inc.	15,697	887
*	Medline Inc. Class A	19,621	873
*	Molina Healthcare Inc.	6,355	847
*	Masimo Corp.	4,498	800
*	Halozyme Therapeutics Inc.	9,524	616
	Viatris Inc.	43,483	587
	Royalty Pharma plc Class A	12,149	583
	Encompass Health Corp.	5,858	567
*	Bio-Rad Laboratories Inc. Class A	1,868	521
*	Globus Medical Inc. Class A	5,850	504
	Chemed Corp.	1,300	491
*	Viking Therapeutics Inc.	14,663	477
	Organon & Co.	78,672	471
	Bio-Techne Corp.	8,639	451
*	Avantor Inc.	54,660	429
*	Corcept Therapeutics Inc.	9,801	395
*	Envista Holdings Corp.	14,725	374
*	Summit Therapeutics Inc.	19,524	370
*	Medpace Holdings Inc.	767	368
	Teleflex Inc.	2,458	294
*	Apellis Pharmaceuticals Inc.	6,138	247
*	Acadia Healthcare Co. Inc.	10,497	246
*	Sarepta Therapeutics Inc.	10,402	226
*	Ultragenyx Pharmaceutical Inc.	9,283	194
	Bruker Corp.	4,614	167
*	Sotera Health Co.	11,647	167
*	Repligen Corp.	1,326	156
*	Inspire Medical Systems Inc.	1,832	94
	QIAGEN NV	1	—
			436,009
Industrials (5.3%)
	Visa Inc. Class A	141,391	42,734
	Mastercard Inc. Class A	67,392	33,673
	Caterpillar Inc.	37,822	26,795
	GE Aerospace	85,866	24,366
	RTX Corp.	102,643	19,800
	GE Vernova Inc.	21,790	19,020
	American Express Co.	48,147	14,564
*	Boeing Co.	62,260	12,392
	Deere & Co.	21,230	11,959
	Eaton Corp. plc	32,455	11,608
	Honeywell International Inc.	48,800	11,030
	Union Pacific Corp.	42,708	10,362
	Capital One Financial Corp.	51,079	9,318
	Parker-Hannifin Corp.	10,384	9,296
	Lockheed Martin Corp.	15,233	9,207
	Accenture plc Class A	43,542	8,634
	Trane Technologies plc	19,350	8,064

		Shares	Market Value ($000)
	Howmet Aerospace Inc.	34,849	8,031
	Sherwin-Williams Co.	23,686	7,593
	Quanta Services Inc.	13,731	7,539
	Northrop Grumman Corp.	10,763	7,343
	FedEx Corp.	19,321	6,882
	Emerson Electric Co.	48,088	6,300
	TransDigm Group Inc.	5,402	6,261
	Johnson Controls International plc	47,508	6,221
	AMETEK Inc.	28,830	6,180
	CSX Corp.	149,165	6,123
	PACCAR Inc.	51,618	5,962
	3M Co.	37,083	5,386
	General Dynamics Corp.	15,327	5,261
	Cummins Inc.	9,486	5,104
	Cintas Corp.	28,074	4,748
*	Keysight Technologies Inc.	15,433	4,358
	Norfolk Southern Corp.	15,160	4,351
	L3Harris Technologies Inc.	12,291	4,242
	Automatic Data Processing Inc.	20,401	4,145
	Carrier Global Corp.	73,406	4,134
	CRH plc	39,217	4,123
	United Rentals Inc.	5,429	3,955
	Ingersoll Rand Inc.	48,482	3,884
	Westinghouse Air Brake Technologies Corp.	15,057	3,763
	Illinois Tool Works Inc.	14,436	3,758
	WW Grainger Inc.	3,343	3,647
	Rockwell Automation Inc.	10,093	3,622
	United Parcel Service Inc. Class B	36,800	3,620
	Old Dominion Freight Line Inc.	17,671	3,453
	PayPal Holdings Inc.	72,756	3,291
*	Fiserv Inc.	57,651	3,217
	Synchrony Financial	45,220	3,076
	Ferguson Enterprises Inc.	12,312	2,872
*	Teledyne Technologies Inc.	4,718	2,854
*	Mettler-Toledo International Inc.	2,250	2,838
	Textron Inc.	31,989	2,801
	Dover Corp.	13,302	2,773
	HEICO Corp. Class A	13,066	2,758
	Martin Marietta Materials Inc.	4,683	2,757
*	Block Inc. Class A	45,244	2,723
*	Axon Enterprise Inc.	6,258	2,658
	Ball Corp.	44,659	2,640
	Verisk Analytics Inc.	13,447	2,552
	Xylem Inc.	21,136	2,526
	Comfort Systems USA Inc.	1,811	2,497
*	Rocket Lab Corp.	36,688	2,356
	Fortive Corp.	41,741	2,307
	DuPont de Nemours Inc.	49,917	2,286
	Nordson Corp.	8,450	2,248
	Veralto Corp.	24,805	2,193
*	Fair Isaac Corp.	2,052	2,191
	Vulcan Materials Co.	8,032	2,187
	Crown Holdings Inc.	21,733	2,179
	Otis Worldwide Corp.	27,674	2,133
	Equifax Inc.	11,308	2,036
	IDEX Corp.	10,462	1,983
	Expeditors International of Washington Inc.	13,744	1,969
*	XPO Inc.	10,022	1,950
*	Corpay Inc.	6,585	1,916
	EMCOR Group Inc.	2,463	1,818
	FTAI Aviation Ltd.	7,313	1,792
	Packaging Corp. of America	8,440	1,791
	Curtiss-Wright Corp.	2,607	1,776
	ITT Inc.	9,229	1,758
	Hubbell Inc. Class B	3,333	1,636
	AGCO Corp.	13,710	1,589
	Lennox International Inc.	3,382	1,570
	Global Payments Inc.	22,717	1,529
	BWX Technologies Inc.	7,458	1,525
*	Gates Industrial Corp. plc	65,964	1,491

		Shares	Market Value ($000)
*	Middleby Corp.	11,235	1,490
	CH Robinson Worldwide Inc.	8,899	1,478
*	Euronet Worldwide Inc.	21,863	1,451
	nVent Electric plc	12,191	1,442
*	Axalta Coating Systems Ltd.	51,545	1,428
	Woodward Inc.	3,945	1,412
	JB Hunt Transport Services Inc.	6,641	1,407
	WESCO International Inc.	5,056	1,383
*	ATI Inc.	9,380	1,364
*	Trimble Inc.	20,904	1,364
*	FTI Consulting Inc.	7,480	1,322
	Jacobs Solutions Inc.	10,080	1,283
	Esab Corp.	13,133	1,269
*	Builders FirstSource Inc.	15,222	1,253
*	Affirm Holdings Inc. Class A	27,070	1,240
	Toro Co.	13,011	1,216
*	Zebra Technologies Corp. Class A	5,732	1,198
	AptarGroup Inc.	9,283	1,170
	TransUnion	16,844	1,165
	Huntington Ingalls Industries Inc.	3,011	1,144
	Acuity Inc.	3,979	1,115
	Carlisle Cos. Inc.	3,333	1,112
*	Mohawk Industries Inc.	11,192	1,102
*	Generac Holdings Inc.	5,496	1,074
*	WEX Inc.	7,012	1,073
	Regal Rexnord Corp.	5,615	1,051
*	Core & Main Inc. Class A	20,830	1,029
	Allegion plc	6,799	988
	Pentair plc	11,282	983
	Smurfit Westrock plc	24,522	977
*	GXO Logistics Inc.	18,636	966
	Lincoln Electric Holdings Inc.	3,765	938
*	Hayward Holdings Inc.	67,592	904
	MKS Inc.	3,825	879
*	Paylocity Holding Corp.	7,741	836
	Crane Co.	4,878	834
*	QXO Inc.	42,495	825
	Silgan Holdings Inc.	21,048	817
	AECOM	9,411	798
	Armstrong World Industries Inc.	4,775	787
	Masco Corp.	12,846	776
	Flowserve Corp.	10,302	757
*	Saia Inc.	2,149	755
	Valmont Industries Inc.	1,873	748
	Allison Transmission Holdings Inc.	6,385	747
	Donaldson Co. Inc.	8,709	739
	Advanced Drainage Systems Inc.	5,247	720
*	ExlService Holdings Inc.	23,477	715
*	Kirby Corp.	5,038	669
	RPM International Inc.	6,589	655
	Vontier Corp.	18,448	654
	Littelfuse Inc.	1,877	637
*	Trex Co. Inc.	17,312	631
	Tetra Tech Inc.	20,908	630
	CNH Industrial NV	56,779	625
	Oshkosh Corp.	4,221	621
	Knight-Swift Transportation Holdings Inc. Class A	10,533	606
	Cognex Corp.	11,527	565
*	TopBuild Corp.	1,578	554
	Dow Inc.	13,242	552
	Sealed Air Corp.	12,734	535
	Eagle Materials Inc.	2,820	534
	Landstar System Inc.	3,156	506
	Fidelity National Information Services Inc.	10,763	505
*	API Group Corp.	12,410	503
*	Aurora Innovation Inc. Class A	119,538	493
*	Everus Construction Group Inc.	4,074	481
	Air Lease Corp. Class A	7,293	474
*	Amentum Holdings Inc.	17,937	468
*	NCR Atleos Corp.	10,199	444

		Shares	Market Value ($000)
	Graco Inc.	4,912	416
*	MasTec Inc.	1,290	415
	Ralliant Corp.	9,919	413
*	Masterbrand Inc.	47,541	395
	Simpson Manufacturing Co. Inc.	2,246	385
	Fortune Brands Innovations Inc.	9,650	376
*	Shift4 Payments Inc. Class A	8,041	352
	Sensata Technologies Holding plc	9,769	344
	AAON Inc.	3,893	322
*	StandardAero Inc.	11,746	303
	HEICO Corp.	1,087	298
	Jack Henry & Associates Inc.	1,822	288
	Louisiana-Pacific Corp.	3,921	285
	PPG Industries Inc.	2,214	237
*	Knife River Corp.	2,487	203
	Applied Industrial Technologies Inc.	758	201
*	James Hardie Industries plc ADR	9,679	183
	Snap-on Inc.	455	165
	Graphic Packaging Holding Co.	14,921	148
*	Loar Holdings Inc.	2,516	144
*	BILL Holdings Inc.	3,082	118
	MSA Safety Inc.	715	117
	A O Smith Corp.	584	39
	Genpact Ltd.	601	22
			595,888
Other (0.2%)
[1]	Vanguard Tax-Exempt Bond Index ETF	351,000	17,511
Real Estate (0.9%)
	Welltower Inc.	66,859	13,219
	Prologis Inc.	91,450	12,088
	Equinix Inc.	9,332	9,148
	American Tower Corp.	42,085	7,263
	Digital Realty Trust Inc.	34,263	6,174
*	CBRE Group Inc. Class A	29,917	4,052
	Ventas Inc.	47,369	3,874
	Simon Property Group Inc.	19,416	3,622
	Public Storage	12,979	3,516
	Crown Castle Inc.	35,303	2,870
	Iron Mountain Inc.	27,384	2,797
	Extra Space Storage Inc.	20,787	2,726
	SBA Communications Corp.	14,919	2,568
	AvalonBay Communities Inc.	15,637	2,554
	Weyerhaeuser Co.	91,964	2,247
	Sun Communities Inc.	17,579	2,214
	Realty Income Corp.	35,454	2,169
	NET Lease Office Properties	183,941	2,119
	Equity LifeStyle Properties Inc.	26,399	1,648
*	Jones Lang LaSalle Inc.	5,393	1,641
	Essex Property Trust Inc.	6,768	1,638
*	CoStar Group Inc.	40,286	1,625
	Alexandria Real Estate Equities Inc.	26,447	1,228
	Host Hotels & Resorts Inc.	61,957	1,187
	Mid-America Apartment Communities Inc.	9,294	1,135
	Camden Property Trust	10,700	1,045
	Vornado Realty Trust	38,240	994
	Equity Residential	12,811	758
	First Industrial Realty Trust Inc.	11,161	646
*	Zillow Group Inc. Class C	15,191	629
	American Homes 4 Rent Class A	22,466	627
	Invitation Homes Inc.	21,896	544
	EastGroup Properties Inc.	2,730	505
*	Howard Hughes Holdings Inc.	7,400	468
	Federal Realty Investment Trust	4,295	456
*	Zillow Group Inc. Class A	10,699	443
	Brixmor Property Group Inc.	5,563	160
	Kimco Realty Corp.	5,895	132
	STAG Industrial Inc.	3,461	125
*	Fermi Inc.	17,128	100

		Shares	Market Value ($000)
	BXP Inc.	1,892	98
	VICI Properties Inc. Class A	3,310	90
	UDR Inc.	2,100	71
	JBG SMITH Properties	1,429	21
			103,234
Technology (15.6%)
	NVIDIA Corp.	1,863,957	325,074
	Apple Inc.	1,153,258	292,685
	Microsoft Corp.	590,897	218,732
	Alphabet Inc. Class C	470,799	135,053
	Broadcom Inc.	367,464	113,734
	Alphabet Inc. Class A	370,344	106,496
	Meta Platforms Inc. Class A	174,242	99,689
	Micron Technology Inc.	89,002	30,068
*	Advanced Micro Devices Inc.	128,807	26,203
*	Palantir Technologies Inc. Class A	172,012	25,162
	Applied Materials Inc.	64,237	21,956
	Lam Research Corp.	99,606	21,282
	Oracle Corp.	133,407	19,626
	International Business Machines Corp.	68,653	16,641
*	Intel Corp.	356,469	15,731
	KLA Corp.	10,599	15,606
	Salesforce Inc.	73,443	13,710
	Texas Instruments Inc.	70,166	13,622
	Amphenol Corp. Class A	95,619	12,081
	Analog Devices Inc.	37,116	11,808
	QUALCOMM Inc.	82,764	10,658
*	Palo Alto Networks Inc.	62,673	10,048
	Intuit Inc.	21,633	9,354
*	ServiceNow Inc.	88,240	9,226
*	Adobe Inc.	37,933	9,221
	Corning Inc.	61,820	8,406
	Vertiv Holdings Co. Class A	30,659	7,683
	Western Digital Corp.	28,212	7,631
*	AppLovin Corp. Class A	18,382	7,316
*	Sandisk Corp.	11,445	7,271
*	Crowdstrike Holdings Inc. Class A	18,148	7,085
	Marvell Technology Inc.	66,257	6,563
*	Cadence Design Systems Inc.	23,054	6,406
*	Synopsys Inc.	15,766	6,251
*	Cloudflare Inc. Class A	25,898	5,344
*	Autodesk Inc.	19,362	4,635
*	DoorDash Inc. Class A	29,147	4,376
	Dell Technologies Inc. Class C	26,540	4,356
*	Fortinet Inc.	53,267	4,353
*	Snowflake Inc. Class A	27,062	4,082
*	Guidewire Software Inc.	26,730	3,998
	Teradyne Inc.	12,750	3,780
*	Coherent Corp.	14,118	3,363
	Roper Technologies Inc.	9,478	3,354
	Monolithic Power Systems Inc.	3,036	3,319
*	Strategy Inc.	25,916	3,234
*	ON Semiconductor Corp.	45,869	2,840
	Jabil Inc.	10,210	2,712
*	Datadog Inc. Class A	22,886	2,702
	Hewlett Packard Enterprise Co.	100,711	2,398
	Microchip Technology Inc.	34,772	2,247
*	Workday Inc. Class A	17,274	2,244
*	Flex Ltd.	33,156	2,170
	Cognizant Technology Solutions Corp. Class A	32,596	2,000
*	Arrow Electronics Inc.	13,866	1,989
	Qnity Electronics Inc.	15,990	1,845
	VeriSign Inc.	7,362	1,828
*	Zoom Communications Inc.	22,119	1,778
*	Everpure Inc. Class A	30,101	1,777
*	F5 Inc.	5,875	1,700
*	Akamai Technologies Inc.	13,856	1,591
*	CACI International Inc. Class A	2,915	1,585
*	PTC Inc.	10,669	1,520

		Shares	Market Value ($000)
*	GoDaddy Inc. Class A	17,857	1,476
*	MongoDB Inc.	5,937	1,453
	Entegris Inc.	12,211	1,432
*	Twilio Inc. Class A	11,254	1,416
*	Gartner Inc.	8,596	1,361
*	DXC Technology Co.	107,410	1,350
*	Okta Inc.	15,686	1,235
	NetApp Inc.	11,666	1,194
*	Qorvo Inc.	15,219	1,178
	Leidos Holdings Inc.	7,566	1,177
*	Zscaler Inc.	8,368	1,174
*	Tyler Technologies Inc.	3,319	1,136
*	Reddit Inc. Class A	8,075	1,087
*	MACOM Technology Solutions Holdings Inc.	4,713	1,047
*	Super Micro Computer Inc.	45,154	1,028
*	Lattice Semiconductor Corp.	11,066	1,027
*	Astera Labs Inc.	8,979	984
*	Cirrus Logic Inc.	6,619	957
*	Toast Inc. Class A	33,007	875
*	Atlassian Corp. Class A	12,628	862
*	IAC Inc.	20,770	831
*	EPAM Systems Inc.	6,113	828
	CDW Corp.	6,757	818
*	Manhattan Associates Inc.	5,868	781
*	HubSpot Inc.	3,150	769
*	Maplebear Inc.	20,406	764
*	Onto Innovation Inc.	3,722	763
*	Pinterest Inc. Class A	40,009	734
*	Nutanix Inc. Class A	18,189	691
	TD SYNNEX Corp.	4,070	687
*	GLOBALFOUNDRIES Inc.	13,735	611
*	Dropbox Inc. Class A	25,159	572
*	Docusign Inc.	11,671	553
*	Unity Software Inc.	23,140	508
*	IPG Photonics Corp.	4,299	493
*	Kyndryl Holdings Inc.	36,690	481
*	Globant SA	10,246	472
*	Rubrik Inc. Class A	9,175	449
*	Dynatrace Inc.	12,043	445
*	Allegro MicroSystems Inc.	13,691	432
	Amkor Technology Inc.	9,036	407
*	Samsara Inc. Class A	12,006	380
*	DoubleVerify Holdings Inc.	39,335	374
	Paycom Software Inc.	2,547	310
*	Parsons Corp.	5,001	271
*	Clarivate plc	106,600	270
*	Elastic NV	4,710	235
*	UiPath Inc. Class A	18,254	203
*	Procore Technologies Inc.	3,547	202
*	Teradata Corp.	7,736	198
*	CCC Intelligent Solutions Holdings Inc.	32,589	196
	Bentley Systems Inc. Class B	5,295	186
	SS&C Technologies Holdings Inc.	2,531	171
*	NIQ Global Intelligence plc	13,958	159
*	nCino Inc.	9,711	145
	Science Applications International Corp.	1,451	138
*	Figure Technology Solutions Inc. Class A	3,955	134
*	NCR Voyix Corp.	20,995	133
	Pegasystems Inc.	2,812	120
*	Trump Media & Technology Group Corp.	12,462	116
*	Gitlab Inc. Class A	4,766	103
*	SentinelOne Inc. Class A	7,621	98
*	Angi Inc. Class A	12,656	87
*	ZoomInfo Technologies Inc. Class A	13,782	82
			1,772,047
Telecommunications (0.9%)
	Cisco Systems Inc.	303,593	23,556
	Verizon Communications Inc.	286,221	14,368
	AT&T Inc.	471,755	13,676

				Shares	Market Value ($000)
		T-Mobile US Inc.		49,923	10,485
*		Arista Networks Inc.		83,142	10,208
		Comcast Corp. Class A		244,644	7,024
		Motorola Solutions Inc.		14,064	6,103
*		Ciena Corp.		10,037	3,897
*		Lumentum Holdings Inc.		5,457	3,835
*		Charter Communications Inc. Class A		10,001	2,159
*		Liberty Global Ltd. Class C		137,404	1,612
*		AST SpaceMobile Inc. Class A		17,312	1,435
*		Roku Inc.		10,988	1,040
*		GCI Liberty Inc. Class A		23,233	856
*		Liberty Broadband Corp. Class C		7,579	381
*		Liberty Broadband Corp. Class A		4,479	225
		Millicom International Cellular SA		2,927	219
*		GCI Liberty Inc. Class C		2,301	86
					101,165
Utilities (1.1%)
		NextEra Energy Inc.		174,675	16,224
		Southern Co.		98,422	9,500
		Constellation Energy Corp.		29,513	8,242
		Waste Management Inc.		31,428	7,222
		Duke Energy Corp.		49,932	6,538
		Consolidated Edison Inc.		50,808	5,750
		American Electric Power Co. Inc.		41,600	5,453
		Vistra Corp.		35,559	5,346
		Sempra		51,796	5,033
		CenterPoint Energy Inc.		109,553	4,728
		Entergy Corp.		40,978	4,604
		DTE Energy Co.		31,365	4,586
		PG&E Corp.		257,159	4,518
		American Water Works Co. Inc.		31,994	4,354
		Republic Services Inc.		17,453	3,823
		Xcel Energy Inc.		42,224	3,354
		Public Service Enterprise Group Inc.		40,272	3,260
		Exelon Corp.		65,800	3,226
		WEC Energy Group Inc.		26,459	3,063
		NRG Energy Inc.		20,786	3,038
*		Clean Harbors Inc.		9,411	2,698
		NiSource Inc.		42,656	1,990
*		Talen Energy Corp.		5,921	1,890
		Dominion Energy Inc.		28,211	1,744
		Alliant Energy Corp.		24,226	1,739
		CMS Energy Corp.		20,227	1,569
		PPL Corp.		29,183	1,115
		Ameren Corp.		9,798	1,077
		Edison International		14,039	1,027
		Atmos Energy Corp.		5,520	1,020
		OGE Energy Corp.		15,986	767
		FirstEnergy Corp.		10,798	547
		Eversource Energy		5,558	385
		National Fuel Gas Co.		4,027	378
		AES Corp.		10,850	153
		Essential Utilities Inc.		3,663	148
		IDACORP Inc.		694	99
		MDU Resources Group Inc.		4,734	98
					130,306
Total Common Stocks (Cost $1,438,196)					4,775,352
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
Conventional Mortgage-Backed Securities (0.0%)
[2,3]	Freddie Mac Gold Pool	3.720%	1/1/2041	1,145	1,076
[2,3]	Freddie Mac Gold Pool	3.850%	1/1/2040	475	452
[2,3]	Freddie Mac Gold Pool	3.860%	5/1/2040	2,987	2,863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Gold Pool	4.250%	9/1/2041	1,095	1,075
Total U.S. Government and Agency Obligations (Cost $5,556)					5,466
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
[2,3]	FHLMC Multifamily ML Certificates Series 2019-ML05	3.350%	11/25/2033	36	35
[2]	FRETE Trust Series 2025-ML30	4.441%	7/25/2042	1	1
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $36)					36
Tax-Exempt Municipal Bonds (57.2%)
Alabama (2.7%)
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/2031	1,100	1,207
[4]	Alabama State Highway Authority SO Revenue	5.000%	9/1/2042	1,610	1,758
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/2040	1,465	1,464
[4]	Alabama State University General Tuition Revenue	5.000%	9/1/2037	1,000	1,102
	Auburn AL GO	5.000%	8/1/2038	1,000	1,078
	Auburn AL University General Fee Revenue	5.000%	6/1/2036	3,315	3,752
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/2031	1,125	1,172
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	11/1/2028	500	518
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	7/1/2033	6,260	6,543
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	8/1/2033	1,000	1,061
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	5/1/2034	1,600	1,683
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	12/1/2034	4,485	4,786
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	12/1/2034	10,250	10,693
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	5/1/2035	1,000	1,053
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	10/1/2035	8,710	8,718
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	10/1/2035	3,975	4,140
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/2027	3,000	3,035
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/2028	6,705	6,972
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/2028	1,250	1,308
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/2029	4,530	4,763
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/2029	14,265	14,965
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/2030	1,660	1,761
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	7/1/2031	10,710	11,359
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/2032	3,610	3,895
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	9/1/2032	11,415	12,042
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	9/1/2032	5,430	5,582
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	11/1/2034	9,715	10,284
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	5/1/2035	6,050	6,398
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	8/1/2035	5,400	5,714
[5]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	2.770%	12/1/2026	3,750	3,744
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/2029	3,490	3,509
[6]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/2027	3,845	3,884
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/2031	2,180	2,202
	Energy Southeast AL Cooperative District Energy Supply Revenue	5.000%	9/1/2033	10,665	10,849
	Energy Southeast AL Cooperative District Energy Supply Revenue	5.000%	11/1/2035	1,200	1,248
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/2031	635	683
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/2031	3,145	3,431
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.250%	6/1/2032	5,470	5,833
	Homewood AL Educational Building Authority Lease Revenue (Samford University)	5.500%	10/1/2041	1,500	1,568
	Huntsville AL Electric System Revenue	5.000%	12/1/2030	510	523
	Huntsville AL GO	5.000%	5/1/2035	1,125	1,156
	Huntsville AL GO	5.000%	3/1/2042	1,620	1,733
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/2035	780	831
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/2035	2,895	3,220
	Huntsville AL Health Care Authority Revenue	4.000%	6/1/2045	1,500	1,391
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/2030	1,170	1,248
	Jefferson County AL Revenue	5.000%	10/1/2031	1,000	1,092
	Jefferson County AL Revenue	5.000%	9/15/2033	1,000	1,017
	Jefferson County AL Revenue	5.000%	10/1/2035	1,300	1,424
	Jefferson County AL Revenue	5.000%	10/1/2038	1,375	1,478
	Jefferson County AL Revenue	5.250%	10/1/2043	1,500	1,600
	Jefferson County AL Revenue	5.250%	10/1/2045	2,000	2,109
	Lower AL Gas District Gas Project Revenue	5.000%	12/1/2033	7,500	7,788
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/2034	2,520	2,636
	Mobile AL Industrial Development Board Pollution Control Revenue (Barry Plant Project) PUT	3.375%	6/26/2029	500	505
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	2.750%	3/15/2029	170	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/2038	3,500	3,489
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/2034	1,000	1,015
	Selma AL Industrial Development Board Revenue (International Paper Co. Project)	4.200%	5/1/2034	770	794
	Selma AL Industrial Development Board Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	280	278
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/2029	350	365
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/2031	1,000	1,051
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	4/1/2032	7,860	8,328
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	5/1/2032	3,760	3,958
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,440	1,533
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/2028	4,970	5,057
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/2028	5,600	5,802
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/2029	9,730	10,205
[6]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,615	1,695
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	10/1/2030	13,000	13,794
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	6/1/2032	850	862
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	9/1/2035	6,545	7,044
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	2/1/2031	985	1,042
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	11/1/2032	890	947
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.250%	1/1/2033	5,185	5,327
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	6/1/2035	8,495	8,543
	Southeast Energy Authority AL Cooperative District Gas Supply Revenue PUT	5.250%	11/1/2035	8,215	8,867
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/2028	1,090	1,098
	University of Alabama at Birmingham General Revenue	3.000%	10/1/2047	1,810	1,351
	University of Alabama General Revenue	3.000%	7/1/2036	1,085	1,012
[4]	University of South Alabama University Facilities Revenue	5.000%	11/1/2034	2,265	2,284
[4]	Walker County AL Board of Education School Special Tax	5.000%	3/1/2043	750	793
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/2028	550	556
					302,766
Alaska (0.1%)
	Alaska GO	5.000%	8/1/2027	1,000	1,032
	Alaska GO	5.000%	8/1/2029	1,000	1,076
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/2035	1,500	1,595
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/2031	1,095	1,203
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/2037	3,000	3,225
	Alaska State International Airports System Revenue	5.000%	10/1/2034	1,750	1,966
	Municipality of Anchorage GO	4.000%	9/1/2043	2,470	2,434
	North Slope Borough Alaska GO	5.000%	6/30/2029	1,405	1,506
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/2037	1,000	1,004
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/2038	1,000	999
					16,040
American Samoa (0.0%)
[7]	American Samoa Economic Development Authority General Revenue	5.000%	9/1/2028	110	113
[7]	American Samoa Economic Development Authority General Revenue	5.000%	9/1/2029	105	108
					221
Arizona (0.8%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/2043	1,060	1,140
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/2045	1,080	1,144
	Arizona COP ETM	5.000%	10/1/2026	2,000	2,025
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/2029	600	562
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/2036	1,000	829
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2028	1,000	1,041
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2029	1,000	1,058
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2031	1,000	1,085
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2043	750	789
[7]	Arizona Industrial Development Authority Hospital Revenue (Navajo Health)	7.125%	5/1/2044	500	523
	Arizona Industrial Development Authority Multifamily Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	990	997
	Arizona Industrial Development Authority Municipal Certificates Revenue (High Point LLC)	3.625%	5/20/2033	2,339	2,326
[7,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/2025	180	4
[7,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/2026	100	2
[7,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/2027	265	6
[7,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/2028	305	7
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/2037	695	611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Arizona Industrial Development Authority Student Housing Revenue	5.000%	6/1/2037	1,000	1,033
[9]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2031	3,000	3,280
	Arizona State University Revenue	5.000%	7/1/2039	2,000	2,090
	Arizona State University Revenue	5.000%	7/1/2040	1,000	1,042
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/2036	1,620	1,626
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/2032	1,185	1,271
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/2031	100	105
	Marana AZ Pledged Excise Tax Revenue	5.000%	7/1/2037	275	287
[7]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/2031	650	614
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/2030	1,000	1,076
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	9/1/2033	830	863
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	12/1/2036	3,335	3,661
[6]	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health) VRDO	2.900%	4/1/2026	18,030	18,030
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health)	5.000%	1/1/2034	1,500	1,517
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/2035	1,000	851
	Maricopa County AZ Pollution Control Corp. Revenue (Verde Project) PUT	3.875%	6/1/2029	55	56
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/2039	1,000	830
	Mesa AZ GO	5.000%	7/1/2027	2,565	2,642
[4]	Mesa AZ Utility Systems Revenue	5.000%	7/1/2042	1,810	1,959
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/2033	1,010	1,036
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/2042	1,000	1,177
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/2043	1,250	1,470
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/2044	2,000	2,158
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/2028	2,015	2,019
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/2035	1,900	1,910
	Phoenix AZ GO	5.000%	7/1/2031	1,500	1,665
[7]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2036	1,000	1,000
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/2027	300	305
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/2028	275	282
[7]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/2031	1,595	1,558
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/2038	1,040	1,014
[4]	Pima County AZ Unified School District GO	5.000%	7/1/2026	1,200	1,207
[4]	Pima County AZ Unified School District GO	5.000%	7/1/2028	1,000	1,051
[4]	Pima County AZ Unified School District GO	5.000%	7/1/2037	750	823
[9]	Pinal County AZ Pledged Obligations Revenue	5.000%	8/1/2036	650	735
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2036	1,540	1,560
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2039	1,370	1,405
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	5/1/2042	1,000	1,092
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2043	1,000	1,068
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/2026	2,500	2,528
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/2028	640	667
	Sierra Vista AZ Industrial Development Authority Education Facility Revenue (Wake Preparatory Academy)	5.250%	6/15/2035	1,000	1,021
	Tempe AZ Industrial Development Authority Revenue (Friendship Village Project)	3.500%	12/1/2030	450	446
	Tucson AZ Industrial Development Authority Multifamily Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	750	750
					86,929
Arkansas (0.1%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/2032	2,000	2,081
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/2033	500	516
	Bentonville AR Sales & Use Tax Revenue	4.000%	11/1/2045	905	916
	El Dorado AR School District No. 15 GO	5.000%	2/1/2043	1,385	1,419
	El Dorado AR School District No. 15 GO	5.000%	2/1/2045	2,920	2,974
[4]	Fort Smith AR Sales & Use Tax Revenue	5.000%	11/1/2036	500	559
[4]	Fort Smith AR Sales & Use Tax Revenue	5.000%	11/1/2041	1,000	1,086
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/2029	1,075	1,084
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/2038	500	534
	Springdale AR School District No. 50 GO	3.000%	6/1/2032	495	480
					11,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California (5.2%)
[4]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2030	1,135	1,175
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/2037	1,000	1,006
[4]	Alhambra CA Unified School District Elementary Improvement District GO	0.000%	8/1/2038	1,000	629
	Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/2032	250	277
	Antelope Valley CA Community College District Election GO	0.000%	8/1/2035	650	447
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/2039	1,000	1,182
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/2042	1,000	1,174
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	5.000%	10/1/2033	1,045	1,174
[11]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/2029	1,000	904
	California Community Choice Financing Authority Revenue	5.000%	2/1/2031	7,500	7,946
	California Community Choice Financing Authority Revenue	5.000%	11/1/2033	6,250	6,686
	California Community Choice Financing Authority Revenue	5.000%	12/1/2035	5,580	6,039
	California Community Choice Financing Authority Revenue	5.250%	2/1/2036	9,000	9,653
	California Community Choice Financing Authority Revenue	5.000%	3/1/2036	3,620	3,759
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/2027	500	506
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/2028	3,745	3,791
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/2028	7,330	7,665
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2029	1,385	1,449
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2029	4,890	5,128
	California Community Choice Financing Authority Revenue PUT	5.250%	4/1/2030	7,000	7,386
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/2030	3,630	3,948
	California Community Choice Financing Authority Revenue PUT	5.000%	3/1/2031	5,575	5,888
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/2031	2,810	2,805
	California Community Choice Financing Authority Revenue PUT	5.000%	4/1/2032	6,575	6,935
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2032	5,195	5,299
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/2032	10,000	10,710
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/2032	3,125	3,308
	California Community Choice Financing Authority Revenue PUT	5.000%	10/1/2032	6,790	7,046
	California Community Choice Financing Authority Revenue PUT	5.000%	11/1/2032	4,340	4,665
	California Community Choice Financing Authority Revenue PUT	5.000%	12/1/2032	12,665	12,931
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2033	9,430	10,203
	California Community Choice Financing Authority Revenue PUT	5.000%	10/1/2033	3,240	3,378
	California Community Choice Financing Authority Revenue PUT	5.000%	7/1/2034	11,840	11,951
	California Community Choice Financing Authority Revenue PUT	5.000%	5/1/2035	4,470	4,528
	California Community Choice Financing Authority Revenue PUT	5.000%	5/1/2035	4,705	5,041
	California Community Choice Financing Authority Revenue PUT	5.000%	11/1/2035	7,205	7,755
	California Community Choice Financing Authority Revenue PUT	5.000%	2/1/2036	2,870	3,034
	California Educational Facilities Authority Revenue	5.250%	10/1/2034	1,000	1,059
	California GO	5.000%	10/1/2026	1,000	1,013
	California GO	5.000%	10/1/2027	1,000	1,038
	California GO	5.000%	8/1/2028	1,000	1,056
	California GO	5.000%	8/1/2028	1,710	1,807
	California GO	5.000%	10/1/2028	1,000	1,060
	California GO	5.000%	10/1/2029	1,395	1,507
	California GO	5.000%	9/1/2030	5,000	5,484
	California GO	4.000%	8/1/2031	1,675	1,681
	California GO	5.000%	8/1/2031	1,000	1,112
	California GO	5.000%	8/1/2031	1,500	1,668
	California GO	5.000%	4/1/2032	2,500	2,669
	California GO	5.000%	8/1/2032	1,635	1,842
	California GO	5.000%	8/1/2032	1,560	1,757
	California GO	5.000%	10/1/2032	20	20
	California GO	4.000%	9/1/2033	2,000	2,006
	California GO	5.000%	8/1/2034	2,010	2,307
	California GO	5.000%	3/1/2035	1,960	2,110
	California GO	5.000%	8/1/2035	355	409
	California GO	4.000%	3/1/2036	980	1,006
	California GO	5.000%	4/1/2036	5,000	5,280
	California GO	5.000%	8/1/2036	435	497
	California GO	5.000%	10/1/2039	1,000	1,080
	California GO	5.000%	9/1/2041	1,000	1,097
	California GO	5.000%	9/1/2043	2,500	2,704
	California GO	5.000%	9/1/2043	3,455	3,753
	California GO	5.000%	10/1/2043	1,000	1,105
	California GO	5.000%	3/1/2044	1,000	1,087
	California GO	5.000%	8/1/2044	1,000	1,082
	California GO	5.000%	9/1/2044	2,045	2,206
	California GO Prere.	4.000%	3/1/2030	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO Prere.	5.000%	3/1/2030	40	44
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/2029	5,000	5,392
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2028	1,000	1,047
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2031	2,000	2,170
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2032	1,045	1,141
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/2028	1,000	1,033
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/2037	1,000	1,004
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) PUT	5.000%	10/1/2030	1,415	1,510
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) PUT	5.000%	10/1/2032	1,690	1,861
[12]	California Health Facilities Financing Authority Revenue (Rady Children's Health) PUT	5.000%	5/1/2034	500	565
[12]	California Health Facilities Financing Authority Revenue (Rady Children's Health) PUT	5.000%	8/15/2036	1,000	1,138
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/2036	1,000	1,027
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/2040	1,000	983
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/2040	1,000	983
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/2033	4,157	4,236
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/2035	901	930
[13]	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/2035	2,433	2,449
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/2035	4,842	4,767
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/2036	3,069	2,934
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/2036	486	490
[14]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/2028	500	524
	California Infrastructure & Economic Development Bank Revenue (Clinical & Life Sciences Building)	5.000%	5/15/2038	1,305	1,493
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/2028	1,000	948
	California Municipal Finance Authority Certificates Revenue	4.326%	11/20/2040	3,219	3,081
	California Municipal Finance Authority Certificates Revenue	4.326%	11/20/2040	1,114	1,037
	California Municipal Finance Authority Certificates Revenue	3.537%	2/20/2041	1,237	1,130
	California Municipal Finance Authority Certificates Revenue	4.050%	7/20/2041	2,100	2,003
	California Municipal Finance Authority Certificates Revenue	4.050%	7/20/2041	184	169
	California Municipal Finance Authority Multifamily Tax-Exempt Bonds Revenue (Terry Manor Apartments)	4.200%	8/1/2040	985	978
[7]	California Public Finance Authority Senior Living Revenue	6.200%	6/1/2044	1,250	1,217
[7,12]	California Public Finance Authority Senior Living Revenue PUT	5.100%	4/1/2033	1,145	1,139
	California State Public Works Board Lease Revenue (May Lee State Office Complex)	5.000%	4/1/2042	1,000	1,085
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/2026	1,000	1,017
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/2028	1,000	1,064
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/2030	1,000	1,096
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/2031	500	555
[12]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/2038	1,730	1,941
[12]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/2039	1,670	1,860
	California State University Systemwide Revenue	5.000%	11/1/2037	1,000	1,171
	California State University Systemwide Revenue	5.000%	11/1/2038	1,840	2,139
	California State University Systemwide Revenue	5.000%	11/1/2039	1,295	1,491
	California State University Systemwide Revenue	5.000%	11/1/2041	1,000	1,133
	California State University Systemwide Revenue	5.000%	11/1/2043	1,000	1,117
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/2029	1,000	939
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/2033	500	515
[7]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2030	1,000	1,082
[7]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2032	2,500	2,763
[7]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2035	5,500	6,200
[7]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/2028	400	401
[4,12]	Centinela Valley CA Union High School District GO	5.000%	8/1/2028	1,000	1,058
[4,12]	Centinela Valley CA Union High School District GO	5.000%	8/1/2029	1,000	1,081
[4,12]	Centinela Valley CA Union High School District GO	5.000%	8/1/2030	1,000	1,101
	Central CA Valley Energy Authority Commodity Supply Revenue	5.000%	8/1/2034	2,245	2,361
	Central CA Valley Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/2035	5,405	5,816
	Chino Valley Unified School District GO	0.000%	8/1/2031	600	510
[7]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/2046	1,425	1,197
[7]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/2047	800	684
[7]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/2047	500	423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/2037	1,000	1,175
	Fairfield-Suisun CA Unified School District GO	0.000%	2/1/2029	2,000	1,852
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.200%	1/15/2029	1,390	1,531
[12]	Fremont CA Unified School District GO	5.000%	8/1/2028	980	1,040
[12]	Fremont CA Unified School District GO	5.000%	8/1/2031	1,705	1,923
[11]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/2027	2,070	2,011
	Inglewood CA Unified School District GO	5.000%	8/1/2033	630	721
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/2033	500	581
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/2042	1,000	1,121
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2027	110	112
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	615	632
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	55	56
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	375	386
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	45	46
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	50	51
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	115	118
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	155	159
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	60	62
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2028	85	87
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	260	269
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	700	732
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	65	66
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	90	94
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	60	63
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	180	188
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	2,230	2,331
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	45	47
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	430	445
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	285	298
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2029	300	310
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	670	712
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	125	128
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	500	518
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	55	57
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	305	321
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	280	295
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	70	71
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	45	48
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	30	32
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	40	42
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	80	85
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	395	420
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	165	175
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	265	281
	Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/2030	2,455	2,600
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	735	760
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	155	163
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	405	436
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	1,120	1,207
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	250	262
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	165	178
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	85	88
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	135	145
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	3,520	3,763
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	50	55
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	65	69
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	195	204
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	1,515	1,655
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	855	883
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	265	289
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	60	66
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	115	126
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	1,500	1,639
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	2,600	2,840
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	265	280
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	155	162
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	30	32
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	75	77
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	70	74

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	140	155
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	240	265
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	450	497
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,610	1,779
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,885	2,083
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,040	1,149
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	1,440	1,459
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	250	253
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	95	106
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	320	357
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	195	215
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	130	145
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	85	95
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	230	256
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	2,040	2,274
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	230	256
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	760	788
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	120	125
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	35	39
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	80	83
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	1,000	1,095
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	55	61
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	65	72
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	940	1,054
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	2,190	2,456
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	1,330	1,376
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	95	99
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	155	172
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	160	177
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	145	156
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	45	49
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	175	193
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	1,000	1,124
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	1,570	1,765
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,695	1,749
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	100	107
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,000	1,079
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	300	329
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	30	32
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	170	179
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	50	55
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	300	330
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,000	1,101
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,730	1,922
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,000	1,010
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,145	1,179
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,400	1,474
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	270	286
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	25	27
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	40	43
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	305	332
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	55	60
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	80	85
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	120	128
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	240	259
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	505	548
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	95	104
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	500	505
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	2,550	2,621
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	120	127
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	105	112
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	440	470
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	170	182
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	175	190
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	160	171
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	60	65
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	1,020	1,119
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	405	425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	1,220	1,292
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	270	289
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	550	594
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	110	117
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	85	91
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	115	124
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	245	264
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	55	59
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	330	345
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	25	27
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	160	168
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	120	129
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	1,380	1,498
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	1,980	2,149
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	325	339
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	1,000	1,063
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	1,000	1,067
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	50	53
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	535	573
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	70	73
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	20	21
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	1,000	1,008
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	80	84
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	40	42
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	20	21
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	195	207
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	1,230	1,318
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	1,000	1,053
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	165	173
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	60	63
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	70	74
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	295	312
[9]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	345	368
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2044	1,150	1,210
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2046	1,540	1,582
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/2042	1,000	1,071
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/2046	1,000	1,044
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	2,000	2,253
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	705	806
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	2,000	2,312
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2036	1,755	1,800
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2037	1,595	1,867
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2038	1,000	1,160
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2043	1,000	1,029
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/2042	2,100	2,161
[9]	Los Angeles County CA School District GO	5.000%	7/1/2036	1,000	1,036
	Manteca CA Unified School District GO	5.000%	8/1/2036	575	679
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No. 1 2015)	5.000%	9/1/2031	1,130	1,132
	Mount Diablo CA Unified School District GO	5.000%	8/1/2036	530	624
	Mount Diablo CA Unified School District GO	5.000%	8/1/2037	585	684
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/2039	555	658
	Newport Mesa CA Unified School District GO	0.000%	8/1/2030	630	559
	Northern California Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/2030	8,555	9,111
[9,12]	Oakland CA Unified School District GO	5.000%	8/1/2032	1,485	1,663
[9,12]	Oakland CA Unified School District GO	5.000%	8/1/2038	3,465	3,907
	Oceanside CA Unified School District GO	5.000%	8/1/2039	470	532
	Oceanside CA Unified School District GO	5.000%	8/1/2040	500	563
	Ontario CA Public Financing Authority Lease Revenue	5.000%	11/1/2036	585	685
	Oxnard CA School District GO	0.000%	2/1/2031	115	97
[4]	Palomar Pomerado Health California GO	0.000%	8/1/2026	1,040	1,028
[4]	Palomar Pomerado Health California GO	0.000%	8/1/2030	2,000	1,693
[4]	Palomar Pomerado Health California GO	0.000%	8/1/2032	740	573
	Peralta CA Community College District Election GO	5.250%	8/1/2042	1,000	1,095
	Peralta CA Community College District GO	5.000%	8/1/2032	1,000	1,149
[4]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,370	1,382
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/2037	2,000	2,200
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/2039	2,000	2,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside CA Electric Revenue	5.000%	10/1/2032	1,830	1,961
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/2030	2,415	2,093
[10]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/2030	1,815	1,561
	San Diego CA Housing Authority Multi Family Housing Revenue (Sea Breeze Gardens)	4.200%	6/1/2040	925	914
	San Diego CA Public Facilities Financing Authority Lease Revenue	5.000%	10/15/2043	775	853
[4]	San Diego CA Unified School District GO	5.500%	7/1/2027	520	542
	San Diego CA Unified School District GO	0.000%	7/1/2030	250	222
	San Diego CA Unified School District GO	0.000%	7/1/2044	1,000	461
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	320	309
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	80	77
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	100	97
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	70	66
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	60	56
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	150	141
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	220	207
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	60	55
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	200	182
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	240	219
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/2037	800	928
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/2041	320	360
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/2042	1,000	1,120
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/2043	1,000	1,086
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/2044	1,500	1,633
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/2029	1,000	1,039
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/2036	1,540	1,840
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/2037	2,055	2,465
	San Francisco CA City & County Unified School District GO	5.000%	6/15/2032	1,000	1,136
	San Joaquin Valley CA Clean Energy Authority Project Revenue PUT	5.500%	7/1/2035	4,740	5,162
[11]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/2033	1,475	1,148
	Santa Barbara County CA Housing Authority Revenue (Heritage Ridge Family Apartments)	4.000%	12/1/2038	145	141
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/2039	1,155	1,032
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/2042	600	552
	South San Francisco CA Unified School District GO	5.000%	9/1/2033	1,150	1,347
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/2030	250	269
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/2033	275	306
	Southern California Public Power Authority Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	1,000	1,002
	Southern California Public Power Authority Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	7,725	8,053
	Southern California Public Power Authority Revenue (Transmission System Renewal Project) PUT	5.000%	7/1/2029	1,480	1,553
	Southern California Public Power Authority Revenue (Windy Flats Project)	5.000%	7/1/2029	45	48
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2027	55	57
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2029	65	69
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2044	100	105
[9]	Stockton CA Unified School District GO	5.000%	8/1/2035	605	715
[4]	Sutter Butte Flood Control Agency CA Assessment Revenue	5.000%	10/1/2030	500	549
[10]	Union CA Elementary School District GO	0.000%	9/1/2028	1,080	1,014
	University of California Revenue	5.000%	11/15/2027	2,025	2,107
	University of California Revenue	5.000%	11/15/2029	1,485	1,611
	University of California Revenue	5.000%	5/15/2030	6,140	6,708
	University of California Revenue	5.000%	11/15/2030	1,735	1,910
	University of California Revenue	5.000%	5/15/2031	1,400	1,554
	University of California Revenue	5.000%	5/15/2031	1,000	1,110
	University of California Revenue	5.000%	11/15/2031	1,385	1,549
	University of California Revenue	4.000%	5/15/2034	1,000	1,009
	University of California Revenue	4.000%	5/15/2035	2,000	2,016
	University of California Revenue	5.000%	5/15/2035	1,620	1,688
	University of California Revenue	5.000%	5/15/2035	1,165	1,214
	University of California Revenue	5.000%	5/15/2036	8,990	10,358
	University of California Revenue	5.000%	5/15/2037	1,005	1,137
	University of California Revenue	5.000%	5/15/2037	2,340	2,647
	University of California Revenue	5.000%	5/15/2038	1,975	2,221
	University of California Revenue	5.000%	5/15/2038	1,670	1,878
	University of California Revenue	5.000%	11/15/2038	1,400	1,584
	University of California Revenue	5.000%	5/15/2039	1,135	1,265
	University of California Revenue	5.000%	11/15/2039	4,485	5,177
	University of California Revenue	5.000%	5/15/2040	1,000	1,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Revenue	5.250%	5/15/2040	2,460	2,906
	University of California Revenue	4.000%	5/15/2041	1,740	1,745
	University of California Revenue	4.000%	5/15/2041	3,475	3,484
	University of California Revenue	5.000%	5/15/2041	2,000	2,170
	University of California Revenue	5.000%	5/15/2041	1,000	1,095
	University of California Revenue	5.000%	11/15/2041	1,430	1,594
	University of California Revenue	5.000%	5/15/2042	1,000	1,089
	University of California Revenue	5.000%	5/15/2042	1,000	1,089
	University of California Revenue	5.000%	5/15/2042	1,590	1,747
	University of California Revenue	5.000%	5/15/2043	1,000	1,084
	University of California Revenue	5.000%	11/15/2045	1,290	1,395
[4,14]	West Contra Costa CA Unified School District GO	0.000%	8/1/2032	1,155	939
[9,10]	West Contra Costa CA Unified School District GO	0.000%	8/1/2032	500	405
[10]	West Contra Costa CA Unified School District GO	0.000%	8/1/2034	1,225	908
					584,463
Colorado (0.8%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/2034	1,435	1,437
	Adams County CO COP	5.000%	12/1/2031	650	651
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/2042	1,575	1,759
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/2045	1,000	1,106
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/2046	1,000	1,097
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/2043	1,000	1,043
	Aurora CO Water Revenue Prere.	5.000%	8/1/2026	1,645	1,658
[4]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2033	1,000	1,084
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/2036	410	460
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/2043	1,500	1,692
[9]	Canyons Metropolitan District No. 5 CO Ltd. Tax GO	5.000%	12/1/2033	250	277
	Colorado COP	4.000%	12/15/2033	1,235	1,260
	Colorado COP	4.000%	12/15/2034	1,800	1,831
	Colorado COP	6.000%	12/15/2036	1,000	1,165
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/2036	175	169
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/2030	500	503
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/2028	1,000	1,051
[6]	Colorado Health Facilities Authority Hospital Revenue VRDO	2.700%	4/1/2026	4,355	4,355
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group)	5.000%	11/15/2039	1,000	1,086
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2030	1,075	1,160
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2033	1,000	1,114
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/2037	1,000	1,047
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/2038	1,000	990
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/2036	1,515	1,498
	Colorado Health Facilities Authority Revenue	4.000%	1/1/2035	1,000	1,011
	Colorado Health Facilities Authority Revenue	5.125%	12/1/2045	1,000	1,020
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/2026	95	97
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	9/1/2029	1,330	1,411
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	9/1/2032	1,000	1,095
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/2039	1,000	1,067
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	4.000%	8/1/2044	1,625	1,477
	Colorado Health Facilities Authority Revenue (Intermountain Health)	5.000%	5/15/2033	1,000	1,105
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/2026	1,500	1,514
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/2028	1,170	1,230
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) VRDO	2.550%	4/1/2026	5,400	5,400
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/2026	1,500	1,503
	Colorado Housing & Finance Authority Multifamily Revenue	3.150%	4/1/2029	1,060	1,058
	Colorado Housing & Finance Authority Single Family Mortgage Revenue	6.000%	11/1/2055	460	509
	Colorado School of Mines Institutional Enterprise Revenue	5.000%	12/1/2042	4,000	4,324
[4]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/2033	1,000	1,077
[4]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/2034	750	805
	Colorado Springs Multifamily Housing Revenue (Bradley Ridge Apartments Project) PUT	3.150%	12/1/2029	500	501
[7]	CSU Strata CO Student Housing Revenue (Prospect Project)	5.000%	3/1/2040	500	512
	Denver CO City & County Airport Revenue	5.000%	12/1/2026	775	787
	Denver CO City & County Airport Revenue	5.000%	11/15/2040	575	617
	Denver CO City & County COP	5.000%	6/1/2037	1,685	1,690
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/2029	500	441
	Denver CO City & County Housing Authority Multifamily Revenue	5.000%	6/1/2029	180	188
	Denver CO City & County Housing Authority Multifamily Revenue	5.000%	12/1/2045	320	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2033	5,000	5,078
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2034	1,125	1,297
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2036	2,000	2,026
	Denver CO City & County School District No. 1 GO	5.250%	12/1/2042	3,000	3,367
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2029	2,000	1,819
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2032	1,000	819
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2040	1,000	567
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/2040	500	545
[4]	Grand River Hospital District CO GO	6.000%	12/1/2039	1,000	1,170
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/2036	3,395	3,544
	Larimer Weld & Boulder County CO School District R-2J Thompson GO	5.500%	12/15/2042	635	733
[4]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/2046	780	721
[4]	Park Creek Metropolitan District CO Ltd. Property Tax Revenue	5.000%	12/1/2040	1,750	1,866
[12]	Pitkin County CO School District No. 1 Aspen GO	5.500%	12/1/2045	725	811
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/2038	2,240	2,649
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/2039	1,325	1,274
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/2042	1,000	1,055
	University of Colorado Enterprise System Revenue	5.000%	6/1/2042	570	621
	Weld County CO School District No. RE 002 GO	5.000%	12/1/2036	2,325	2,450
					92,668
Connecticut (0.8%)
	Connecticut GO	5.000%	4/15/2028	1,000	1,050
	Connecticut GO	5.000%	11/15/2031	865	966
	Connecticut GO	5.000%	11/15/2032	1,705	1,926
	Connecticut GO	3.000%	1/15/2033	270	263
	Connecticut GO	5.000%	8/15/2034	1,220	1,397
	Connecticut GO	5.000%	11/15/2034	1,500	1,720
	Connecticut GO	5.000%	8/15/2035	1,085	1,246
	Connecticut GO	3.000%	1/15/2038	2,345	2,112
	Connecticut GO	5.000%	4/15/2039	1,650	1,718
	Connecticut GO	5.000%	8/15/2041	1,150	1,267
	Connecticut GO	5.000%	8/15/2042	1,190	1,303
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/2031	1,000	1,027
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/2029	1,255	1,311
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/2032	1,600	1,660
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/2035	650	652
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/2036	800	797
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/2031	575	583
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven)	5.000%	7/1/2032	1,000	1,121
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven) PUT	5.000%	7/1/2029	1,000	1,064
	Connecticut Health & Educational Facilities Authority Revenue (Yale University)	5.000%	7/1/2035	2,000	2,298
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/2026	500	499
[6,7]	Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	2.750%	4/1/2026	3,600	3,600
	Connecticut Housing Finance Authority Revenue	6.000%	11/15/2054	955	1,049
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/2028	1,805	1,883
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/2034	5,000	5,171
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/2034	1,000	1,047
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/2035	1,000	1,074
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/2036	5,000	5,158
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2038	1,000	1,101
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2041	2,000	2,153
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2042	3,205	3,492
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2043	2,000	2,166
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2043	5,000	5,453
	Connecticut State Health & Educational Facilities Authority Revenue	5.000%	7/1/2031	1,440	1,572
	Connecticut State Health & Educational Facilities Authority Revenue VRDO	2.550%	4/1/2026	23,540	23,540
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/2038	680	727
[7]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/2030	1,000	1,009
[7]	New Canaan CT Housing Authority Multifamily Housing Revenue	6.000%	6/1/2035	1,000	1,000
[9]	New Haven Connecticut GO	5.000%	8/1/2028	500	526
[9]	New Haven Connecticut GO	5.000%	8/1/2037	1,000	1,082
	Norwalk CT Housing Authority Multifamily Revenue (Monterey Village Apartments)	4.400%	9/1/2042	1,000	984
	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	560	575
	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	6.000%	10/1/2040	200	208
	University of Connecticut Revenue	5.000%	2/15/2027	635	635
					91,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware (0.1%)
	Delaware GO	5.000%	5/1/2028	2,000	2,102
	Delaware GO	4.000%	5/1/2042	2,500	2,520
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/2030	600	621
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/2037	1,000	1,050
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/2038	1,495	1,341
	Delaware State Economic Development Authority Revenue (Delmarva Power & Light Co. Project)	3.600%	1/1/2031	500	512
	Delaware State Economic Development Authority Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	1,350	1,328
	University of Delaware Bonds Revenue	5.000%	11/1/2040	500	561
					10,035
District of Columbia (0.4%)
	District of Columbia GO	5.000%	6/1/2027	1,000	1,029
	District of Columbia GO	5.000%	12/1/2031	2,180	2,424
	District of Columbia GO	5.000%	1/1/2039	1,000	1,085
	District of Columbia GO	5.000%	6/1/2043	1,845	2,012
	District of Columbia GO	5.000%	8/1/2044	1,145	1,228
	District of Columbia GO	5.000%	8/1/2045	4,500	4,779
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/2035	1,000	1,001
	District of Columbia Housing Finance Agency Multifamily Revenue	4.800%	6/1/2045	260	260
	District of Columbia Housing Finance Agency Multifamily Revenue PUT	3.150%	2/1/2029	130	130
[15]	District of Columbia Housing Finance Agency Multifamily Revenue PUT	3.600%	9/1/2030	500	500
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/2030	1,355	1,484
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/2036	1,000	1,121
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	6/1/2038	1,810	2,017
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/2039	1,000	1,086
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	7/1/2040	3,000	3,219
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/2044	3,000	3,099
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/2039	1,460	1,243
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/2040	1,000	986
	District of Columbia University Revenue PUT	5.000%	4/3/2035	2,295	2,511
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/2037	2,610	2,945
[4]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/2036	525	346
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/2033	2,240	2,348
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,300	754
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,915	1,198
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,000	586
[4]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2040	500	266
	Washington Convention & Sports Authority Revenue	5.000%	10/1/2026	1,090	1,103
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/2034	1,115	1,143
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2027	100	103
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2028	100	105
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2039	685	738
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2041	805	857
[6,7]	Washington DC Metropolitan Area Transit Authority Dedicated Revenue TOB VRDO	2.880%	4/1/2026	5,500	5,500
					49,206
Florida (2.0%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/2031	305	308
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/2031	615	622
[4]	Bay County FL School Board COP	4.000%	7/1/2038	1,285	1,285
	Bay County FL School Board COP	5.500%	7/1/2041	1,450	1,581
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/2031	1,415	1,542
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/2040	715	756
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/2038	3,460	3,727
	Broward County FL School COP	5.000%	7/1/2036	1,000	1,082
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/2039	1,000	1,044
	Cape Coral FL Water & Sewer Revenue	4.000%	10/1/2035	2,250	2,250
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/2030	500	527
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/2033	540	562
[7]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/2031	495	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2029	325	325
	Capital Trust Authority FL Health Care Facilities Revenue (UF Health Projects)	5.000%	12/1/2032	1,000	1,098
	Capital Trust Authority FL Health Care Facilities Revenue (UF Health Projects)	5.000%	12/1/2035	1,000	1,107
[4]	Central FL Expressway Authority Revenue	2.500%	7/1/2040	1,000	757
	Central FL Expressway Authority Revenue Prere.	4.000%	7/1/2026	1,015	1,019
[4]	Central Florida Expressway Authority Revenue	5.000%	7/1/2032	1,000	1,123
[4]	Central Florida Expressway Authority Revenue	5.000%	7/1/2033	1,000	1,134
[4]	Central Florida Expressway Authority Revenue	5.000%	7/1/2034	1,000	1,135
	Davie FL Educational Facilities Revenue	5.000%	4/1/2038	1,000	1,024
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/2034	925	948
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/2035	1,075	1,099
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/2034	1,980	2,053
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/2039	1,525	1,550
[7]	Florida Development Finance Corp. Educational Facilities Revenue (Cornerstone Classical Academy Inc. Project)	5.250%	6/1/2044	155	153
[7]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2029	410	396
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/2029	400	406
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/2030	850	862
[7]	Florida Development Finance Corp. Educational Facilities Revenue (Renaissance Charter School Projects)	5.500%	6/15/2040	605	632
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/2030	435	432
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/2039	2,500	2,656
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/2039	1,020	1,110
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	470	507
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/2036	1,105	1,148
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/2038	770	769
	Florida Housing Finance Corp. Homeowner Mortgage Revenue	6.000%	1/1/2057	320	359
[7]	Florida Local Government Finance Commission Senior Living Revenue (Nocatee Project)	4.200%	11/15/2030	520	521
[7]	Florida Local Government Finance Commission Senior Living Revenue (Nocatee Project)	6.625%	11/15/2045	500	529
	Florida Municipal Power Agency Revenue	4.000%	10/1/2030	2,775	2,815
	Florida Municipal Power Agency Revenue	3.000%	10/1/2033	1,000	946
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/2026	5,000	5,031
	Florida State Department of Transportation Turnpike Authority Revenue	5.000%	7/1/2030	5,500	6,014
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/2041	2,000	2,018
	Florida State Turnpike Authority Revenue	4.000%	7/1/2034	1,385	1,388
	Florida State Turnpike Authority Revenue	3.000%	7/1/2035	150	143
	Fort Lauderdale FL Water & Sewer Revenue (Enabling Works Project)	5.000%	9/1/2040	1,900	2,061
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/2041	210	187
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2029	1,545	1,663
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2034	1,610	1,819
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2043	1,860	1,988
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/2028	385	386
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/2027	1,905	1,975
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/2027	1,465	1,518
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/2037	1,250	1,238
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/2030	1,085	1,116
	Jacksonville FL Special Revenue	5.000%	10/1/2027	1,500	1,556
	Jacksonville FL Special Revenue	5.000%	10/1/2038	1,410	1,478
	JEA FL Electric System Revenue	4.000%	10/1/2036	300	301
	JEA FL Water & Sewer System Revenue	5.000%	10/1/2043	1,000	1,071
	Kissimmee FL Capital Improvement Revenue	5.000%	10/1/2043	1,565	1,664
	Lakeland FL Capital Improvement Revenue	5.000%	10/1/2037	1,185	1,312
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/2026	1,475	1,495
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/2042	1,525	1,619
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/2040	987	1,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/2030	465	470
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	5.000%	11/15/2044	1,375	1,401
	Lee County FL Industrial Development Authority Hospital Revenue	5.000%	4/1/2036	1,750	1,808
	Lee County FL Industrial Development Authority Hospital Revenue PUT	5.000%	4/1/2033	1,260	1,386
[5]	Lee County FL Industrial Development Authority Hospital Revenue, SOFR + 0.850%	5.000%	4/1/2039	1,655	1,696
[4]	Marion County FL School Board COP	5.250%	6/1/2044	3,000	3,203
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/2027	1,000	1,001
[4]	Miami Beach FL Redevelopment Agency Tax Increment Revenue (City Center/Historic Convention Village)	5.000%	2/1/2037	1,275	1,402
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/2034	1,020	1,022
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/2039	3,500	3,759
[4,7]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/2030	1,325	1,373
[4,7]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/2035	1,000	1,026
	Miami-Dade County FL Aviation Revenue	5.000%	10/1/2029	475	511
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/2033	1,850	1,867
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/2034	1,000	1,009
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/2036	1,000	1,003
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/2036	1,160	1,165
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2033	1,000	1,111
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2034	1,440	1,606
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2035	1,500	1,677
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/2041	1,500	1,634
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/2044	1,500	1,600
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2045	1,000	1,041
[12]	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2045	1,000	1,045
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/2033	1,290	1,318
	Miami-Dade County FL Housing Finance Authority Multifamily Revenue PUT	3.400%	1/1/2028	450	452
[7]	Miami-Dade County FL Industrial Development Authority Student Housing Revenue PUT	5.375%	7/1/2036	3,980	4,082
[4]	Miami-Dade County FL Professional Sports Franchise Facilities TAX Revenue	0.000%	10/1/2045	4,000	1,562
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/2030	1,000	1,023
	Miami-Dade County FL SO Revenue	0.000%	10/1/2034	1,000	742
	Miami-Dade County FL SO Revenue	5.000%	4/1/2037	1,255	1,313
	Miami-Dade County FL SO Revenue	0.000%	10/1/2038	2,265	1,370
	Miami-Dade County FL SO Revenue	0.000%	10/1/2039	1,750	1,001
	Miami-Dade County FL SO Revenue	4.000%	4/1/2042	1,000	954
	Miami-Dade County FL SO Revenue	5.000%	4/1/2043	3,855	4,080
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/2031	1,400	1,403
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/2038	2,155	2,156
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/2046	1,000	1,016
	North Brevard County FL Hospital District Revenue	5.000%	1/1/2034	1,000	1,027
	North Miami Beach FL Bonds GO	5.000%	11/1/2042	1,265	1,357
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/2033	1,965	2,018
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/2035	2,125	2,149
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/2043	1,000	1,039
[7]	Okaloosa County FL Industrial Development Revenue (Air Force Enlisted Village Project)	5.500%	5/15/2045	325	334
	Okaloosa County FL School Board COP	5.000%	10/1/2026	785	794
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/2030	1,510	1,524
	Orange County FL Health Facilities Authority Revenue (Orlando Health Obligated Group)	5.000%	10/1/2046	1,165	1,201
	Orange County FL Housing Finance Authority Multifamily Revenue PUT	3.350%	7/1/2028	1,470	1,474
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/2026	1,400	1,418
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/2036	750	816
[4]	Orlando FL Contract Tourist Development Tax Revenue (Camping World Stadium)	5.000%	11/1/2037	1,500	1,659
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/2028	1,100	1,165
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/2043	1,000	1,074
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/2028	1,335	1,245
	Osceola County FL Transportation Revenue	5.000%	10/1/2028	500	517
	Osceola County FL Transportation Revenue	0.000%	10/1/2034	2,000	1,392
	Palm Beach County FL Educational Facilities Authority Revenue (Atlantic University Inc.)	5.000%	10/1/2043	500	500
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/2033	360	385
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/2036	260	247
	Parrish Lakes FL Community Development District Revenue	5.000%	5/1/2031	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Pasco County FL Revenue	5.000%	7/1/2030	2,500	2,669
[4]	Pasco County FL Revenue	5.500%	9/1/2041	2,500	2,703
	Pinery Community Development District FL Capital Improvement Revenue	4.500%	5/1/2036	570	553
	Reedy Creek FL Improvement District GO	4.000%	6/1/2034	1,190	1,191
	Reedy Creek FL Improvement District GO	4.000%	6/1/2035	1,000	1,003
	Sarasota County FL Utility System Revenue	5.250%	10/1/2042	1,685	1,808
	South Broward FL Hospital District Revenue	4.000%	5/1/2033	1,020	1,020
	South Broward FL Hospital District Revenue	3.000%	5/1/2040	1,960	1,680
	South FL Water Management District COP	5.000%	10/1/2032	5,190	5,190
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/2030	500	514
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/2033	1,180	1,186
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/2035	2,635	2,965
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/2036	2,945	2,943
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group) PUT	5.000%	8/15/2030	1,435	1,545
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/2036	1,000	943
[4]	St. Johns County FL School Board COP	5.000%	7/1/2041	1,810	1,939
	Tallahassee FL Energy System Revenue	5.000%	10/1/2032	5,000	5,632
	Tallahassee FL Energy System Revenue	5.000%	10/1/2037	1,000	1,125
	Tampa Bay FL Water Regional Supply Authority Utility System Revenue	5.000%	10/1/2044	1,745	1,872
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/2037	2,040	2,058
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/2035	15	14
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2036	1,000	1,128
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2037	2,215	2,477
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2041	2,105	2,273
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2042	2,475	2,708
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2043	2,660	2,892
	Tampa FL Water & Wastewater System Revenue	5.000%	10/1/2040	1,625	1,791
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/2030	200	210
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/2031	250	262
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/2032	1,000	1,004
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/2036	855	755
[7]	Village Community FL Development District No. 15 Florida Special Assessment Revenue	4.000%	5/1/2034	1,000	999
[7]	Village Community FL Development District No. 15 Florida Special Assessment Revenue	4.850%	5/1/2038	415	425
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/2029	860	887
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/2037	1,040	1,148
					224,696
Georgia (1.7%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/2039	1,500	1,590
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/2040	1,500	1,614
	Atlanta GA Airport Revenue	5.000%	7/1/2040	1,015	1,103
	Atlanta GA GO	5.000%	12/1/2040	5,500	5,921
[15]	Atlanta GA Urban Residential Finance Authority Multifamily Housing Revenue PUT	3.200%	2/1/2029	380	381
	Atlanta GA Water & Wastewater Revenue Prere.	5.000%	11/1/2027	1,320	1,372
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	500	502
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	415	417
	Burke County GA Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	1,235	1,251
	Cartersville GA Water & Sewer Revenue	5.000%	6/1/2044	715	777
[7]	Cobb County GA Development Authority Educational Facilities Revenue (Bethel Christian Academy Project)	6.000%	6/1/2045	535	555
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/2042	1,000	1,055
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2036	1,060	1,106
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2044	1,440	1,468
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2031	810	827
	Dalton GA Utilities Revenue	4.000%	3/1/2037	1,450	1,452
	DeKalb County GA Housing Authority Multi Family Revenue (Avenues of North Decatur)	4.125%	12/1/2034	575	568
	DeKalb County GA Housing Authority Multi Family Revenue (Kensington Station Project)	4.000%	12/1/2033	815	820
	DeKalb County GA Housing Authority Multi Family Revenue (Montreal Project)	4.000%	3/1/2034	2,000	1,982
	DeKalb County GA Housing Authority Multi Family Revenue (Park 500 Project)	4.000%	3/1/2034	2,760	2,728
	DeKalb County GA Housing Authority Multi Family Revenue (Summit Pointe LLC)	4.000%	12/1/2035	420	415
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/2031	3,815	4,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/2038	3,500	3,912
	Fayette County GA Development Authority Revenue	5.000%	10/1/2032	750	808
	Fayette County GA Development Authority Revenue	5.000%	10/1/2039	1,000	1,048
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/2038	1,500	1,569
[7]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/2041	1,050	954
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	1,000	1,086
	Georgia GO	5.000%	7/1/2026	1,340	1,349
	Georgia GO	5.000%	7/1/2028	5,000	5,274
	Georgia GO	3.000%	2/1/2034	2,415	2,335
	Georgia State Housing & Finance Authority Single Family Mortgage Revenue	6.250%	12/1/2055	225	251
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/2031	350	357
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/2033	1,575	1,603
	Jackson County GA School District GO	5.000%	3/1/2037	1,885	2,122
	Macon-Bibb County GA Housing Authority Multifamily Revenue PUT	3.150%	2/1/2028	405	405
	Main Street Energy Inc. GA Energy Project Revenue	5.000%	12/1/2033	2,500	2,619
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	3/1/2029	175	182
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/2036	250	268
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/2029	6,440	6,503
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/2030	12,740	13,358
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/2030	8,145	8,563
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2030	5,785	6,076
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	4/1/2031	545	579
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/2031	7,575	8,018
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/2031	3,945	4,180
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2031	14,815	15,634
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/2032	4,620	4,931
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/2032	6,900	7,379
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2032	6,490	6,808
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/2038	675	717
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/2039	350	335
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/2026	295	296
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/2028	3,890	3,929
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/2029	5,015	5,232
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/2027	2,225	2,251
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/2037	1,000	906
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/2041	2,665	2,248
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/2039	2,050	1,792
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2027	1,150	1,171
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2030	1,000	1,005
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2033	1,130	1,185
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2038	1,000	1,069
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2039	1,215	1,253
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/2034	1,100	1,140
[4]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/2035	500	549
[4]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/2039	500	536
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2028	580	596
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2030	810	838
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2034	800	822
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/2036	600	619
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/2041	1,190	1,257
	Paulding County GA Hospital Authority Revenue (Wellstar Health System Inc.)	5.000%	4/1/2042	1,700	1,781
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2032	1,000	1,119
[7]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2033	2,500	2,814
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2033	1,035	1,169
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2036	795	839
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2036	1,090	1,236
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2037	1,000	1,125
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2040	1,455	1,634
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2042	1,180	1,312
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2045	1,690	1,836
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2041	830	901
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2042	850	917
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2043	1,000	1,073
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2044	1,000	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Savannah GA Economic Development Authority Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	100	99
[7]	Savannah GA Hospital Authority Revenue (St. Joseph's/Candler Health System Inc.)	5.500%	7/1/2027	1,000	1,030
	Valdosta & Lowndes County GA Hospital Authority Revenue (South Georgia Medical Center Project)	5.000%	10/1/2043	2,500	2,699
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	1,145	1,124
					193,844
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2033	205	222
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2034	295	321
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/2036	900	888
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2036	280	303
	Guam Government Business Privilege Tax Revenue	5.250%	1/1/2037	135	147
	Guam Government Business Privilege Tax Revenue	5.250%	1/1/2038	150	163
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/2042	805	766
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2032	1,000	1,088
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2033	105	115
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2034	700	769
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2036	130	141
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/2042	480	510
	Guam Power Authority Revenue	5.000%	10/1/2030	2,060	2,183
	Guam Power Authority Revenue	5.000%	10/1/2032	1,000	1,076
	Guam Power Authority Revenue	5.000%	10/1/2035	150	160
	Guam Power Authority Revenue	5.000%	10/1/2038	405	409
	Guam Power Authority Revenue	5.000%	10/1/2039	270	286
	Guam Power Authority Revenue	5.000%	10/1/2040	250	263
	Guam Power Authority Revenue	5.000%	10/1/2041	380	394
	Guam Power Authority Revenue	5.000%	10/1/2044	120	123
					10,327
Hawaii (0.2%)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health Systems)	5.000%	7/1/2038	1,055	1,159
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health Systems)	5.000%	7/1/2040	1,680	1,820
	Hawaii GO	5.000%	8/1/2029	595	596
	Hawaii GO	5.000%	1/1/2036	4,115	4,241
	Hawaii State Airports System Revenue	5.000%	7/1/2041	1,700	1,875
	Honolulu HI City & County GO	5.000%	7/1/2028	895	944
	Honolulu HI City & County GO	5.000%	7/1/2043	3,960	4,182
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/2026	245	246
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/2033	895	1,017
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/2036	1,725	1,959
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/2042	1,100	1,082
	Maui County HI GO	2.000%	3/1/2041	1,000	720
					19,841
Idaho (0.2%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2041	2,000	2,156
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/2028	1,595	1,661
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/2043	1,045	1,109
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	1,000	1,082
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	1,000	1,077
[6]	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) VRDO	2.800%	4/1/2026	6,695	6,695
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2042	1,450	1,590
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.000%	7/1/2054	1,465	1,608
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.250%	1/1/2056	470	529
	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/2033	1,290	1,462
[4]	University of Idaho Revenue	5.000%	4/1/2038	775	858
[4]	University of Idaho Revenue	5.500%	4/1/2043	1,375	1,527
					21,354
Illinois (3.4%)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/2036	500	508
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/2039	1,000	1,056
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/2041	500	516
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/2043	1,000	1,054
[10]	Chicago IL Board of Education GO	0.000%	12/1/2028	1,000	905
	Chicago IL Board of Education GO	5.000%	12/1/2028	1,150	1,176
[4]	Chicago IL Board of Education GO	5.000%	12/1/2028	100	105
[10]	Chicago IL Board of Education GO	0.000%	12/1/2029	520	452
[10]	Chicago IL Board of Education GO	0.000%	12/1/2030	1,475	1,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Chicago IL Board of Education GO	5.000%	12/1/2030	1,350	1,404
	Chicago IL Board of Education GO	5.000%	12/1/2030	500	510
[10]	Chicago IL Board of Education GO	0.000%	12/1/2031	1,550	1,231
	Chicago IL Board of Education GO	5.500%	12/1/2031	1,600	1,698
	Chicago IL Board of Education GO	5.000%	12/1/2032	1,000	1,019
	Chicago IL Board of Education GO	5.500%	12/1/2032	1,000	1,066
	Chicago IL Board of Education GO	5.000%	12/1/2033	1,000	1,020
	Chicago IL Board of Education GO	5.000%	12/1/2034	100	100
	Chicago IL Board of Education GO	5.000%	12/1/2034	1,000	1,009
	Chicago IL Board of Education GO	5.000%	12/1/2034	385	390
	Chicago IL Board of Education GO	5.500%	12/1/2034	1,000	1,069
	Chicago IL Board of Education GO	5.250%	12/1/2035	415	402
	Chicago IL Board of Education GO	5.250%	12/1/2035	1,500	1,554
	Chicago IL Board of Education GO	5.500%	12/1/2035	1,000	1,067
	Chicago IL Board of Education GO	5.250%	12/1/2036	3,000	3,088
	Chicago IL Board of Education GO	5.500%	12/1/2036	2,000	2,117
	Chicago IL Board of Education GO	4.000%	12/1/2037	1,000	918
	Chicago IL Board of Education GO	5.500%	12/1/2037	1,200	1,250
	Chicago IL Board of Education GO	4.000%	12/1/2038	1,000	905
	Chicago IL Board of Education GO	5.500%	12/1/2038	1,400	1,451
	Chicago IL Board of Education GO	4.000%	12/1/2039	1,000	892
	Chicago IL Board of Education GO	6.000%	12/1/2039	1,425	1,532
	Chicago IL Board of Education GO	4.000%	12/1/2042	2,000	1,726
	Chicago IL Board of Education GO	6.000%	12/1/2042	1,520	1,617
	Chicago IL Board of Education GO	6.000%	12/1/2043	1,755	1,855
	Chicago IL Board of Education Revenue	5.000%	4/1/2036	1,270	1,286
	Chicago IL GO	5.000%	1/1/2028	930	950
	Chicago IL GO	5.000%	1/1/2029	1,500	1,545
	Chicago IL GO	5.000%	1/1/2031	1,500	1,547
	Chicago IL GO	5.000%	1/1/2031	1,170	1,216
	Chicago IL GO	4.000%	1/1/2032	445	437
	Chicago IL GO	5.000%	1/1/2033	2,790	2,907
	Chicago IL GO	5.000%	1/1/2034	1,535	1,596
	Chicago IL GO	4.000%	1/1/2035	500	477
	Chicago IL GO	5.500%	1/1/2035	1,000	1,026
	Chicago IL GO	5.250%	1/1/2038	1,000	1,024
[10]	Chicago IL GO	0.000%	1/1/2039	1,600	891
	Chicago IL GO	5.500%	1/1/2039	1,000	1,036
	Chicago IL GO	5.500%	1/1/2039	1,000	1,036
	Chicago IL GO	5.500%	1/1/2040	1,000	1,031
	Chicago IL GO	5.500%	1/1/2041	1,290	1,344
	Chicago IL GO	5.500%	1/1/2041	1,400	1,458
	Chicago IL GO	5.000%	1/1/2043	2,495	2,437
	Chicago IL GO	5.000%	1/1/2045	4,895	4,645
[9]	Chicago IL GO	6.000%	1/1/2046	1,000	1,081
	Chicago IL GO ETM	5.000%	1/1/2028	160	166
	Chicago IL Housing Authority Revenue	5.000%	1/1/2033	1,000	1,025
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/2026	2,500	2,539
	Chicago IL Midway Airport Revenue	5.000%	1/1/2037	1,000	1,113
	Chicago IL Midway Airport Revenue	5.000%	1/1/2043	1,570	1,677
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2029	1,000	1,062
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2031	665	726
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2032	735	812
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2033	630	703
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2034	2,430	2,579
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2034	610	686
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2035	3,000	3,036
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2035	3,500	3,542
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2036	2,500	2,520
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2036	1,000	1,085
[9]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2036	1,000	1,086
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2038	1,000	1,001
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2038	1,080	1,121
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2039	1,000	1,036
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2041	1,280	1,393
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2043	1,000	954
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2043	1,410	1,495
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2044	1,000	939
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2044	1,290	1,368
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2048	1,500	1,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Chicago IL Park District GO	5.000%	1/1/2033	1,000	1,032
	Chicago IL Park District GO	4.000%	1/1/2035	2,005	2,014
[4]	Chicago IL Revenue	5.000%	11/1/2032	1,000	1,104
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2042	1,000	1,065
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2043	1,455	1,542
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2044	1,550	1,634
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2044	1,375	1,467
[10]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/2030	980	1,031
[9]	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/2038	1,000	1,081
	Chicago IL Water Revenue	5.000%	11/1/2033	1,000	1,111
	Chicago IL Water Revenue	5.000%	11/1/2037	1,000	1,083
[4]	Chicago IL Water Revenue	4.000%	11/1/2040	1,000	992
	Chicago IL Water Revenue	5.000%	11/1/2040	1,000	1,071
	Chicago IL Water Revenue	5.000%	11/1/2041	1,000	1,073
	Chicago IL Water Revenue	5.000%	11/1/2042	1,000	1,070
	Chicago IL Water Revenue	5.000%	11/1/2044	1,000	1,055
[9]	Cook County IL Community College District GO	5.000%	12/1/2032	1,000	1,103
[9]	Cook County IL Community College District GO	5.000%	12/1/2037	1,000	1,082
[9]	Cook County IL Community College District GO	5.000%	12/1/2042	1,340	1,416
[4]	Cook County IL GO	5.000%	11/15/2026	1,545	1,569
	Cook County IL GO	5.000%	11/15/2030	1,635	1,657
	Cook County IL Sales Tax Revenue	5.000%	11/15/2038	1,665	1,751
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	1,000	1,053
	Cook County IL Sales Tax Revenue	5.000%	11/15/2045	1,000	1,041
[9]	Cook County IL School District No. 102 La Grange GO	5.000%	12/15/2037	450	488
[9]	Cook County IL School District No. 102 La Grange GO	5.000%	12/15/2043	1,000	1,049
	Cook County IL School District No. 57 Mount Prospect GO	5.000%	12/1/2042	2,190	2,310
	Cook County IL School District No. 57 Mount Prospect GO	5.000%	12/1/2043	2,295	2,405
[4]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/2037	500	445
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/2035	2,500	2,323
	Du Page & Will Counties IL Community School District No. 204 Indian Prairie GO	5.000%	1/15/2042	1,675	1,781
	Du Page & Will Counties IL Community School District No. 204 Indian Prairie GO	5.000%	1/15/2043	1,210	1,278
	DuPage County IL School District No. 58 Downers Grove GO	5.500%	12/15/2043	1,465	1,619
[7]	Elwood IL GO	6.250%	3/1/2044	1,000	1,068
	Illinois Finance Authority Revenue	5.000%	2/15/2034	1,410	1,428
	Illinois Finance Authority Revenue	5.000%	11/15/2034	1,180	1,289
	Illinois Finance Authority Revenue	4.000%	7/1/2037	2,040	1,999
	Illinois Finance Authority Revenue	5.000%	2/15/2041	1,515	1,525
	Illinois Finance Authority Revenue	4.000%	7/1/2042	2,350	2,233
	Illinois Finance Authority Revenue Prere.	5.000%	2/15/2027	290	296
	Illinois Finance Authority Revenue PUT	5.000%	8/15/2032	1,065	1,153
	Illinois Finance Authority Revenue PUT	5.000%	8/15/2035	1,720	1,905
	Illinois Finance Authority Revenue (Arlington Heights LLC)	3.650%	5/1/2031	100	100
	Illinois Finance Authority Revenue (Arlington Heights LLC)	5.125%	11/1/2046	145	146
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/2033	500	443
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/2033	1,000	1,007
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/2034	1,000	1,006
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/2027	1,000	1,018
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/2037	1,000	1,004
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2028	500	522
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2033	1,025	1,153
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2033	1,000	1,125
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2034	1,060	1,201
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2034	655	736
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2035	750	855
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	7/1/2042	1,015	1,107
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/2035	500	516
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/2028	1,000	1,002
[6]	Illinois Finance Authority Revenue (Northshore University Health System) VRDO	2.750%	4/1/2026	5,845	5,845
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/2041	4,000	4,170
[6]	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group) VRDO	2.750%	4/1/2026	14,000	14,000
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/2026	1,000	1,006
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/2033	1,000	968
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/2026	1,500	1,503
[12]	Illinois Finance Authority Revenue (Presbyterian Living)	5.000%	11/1/2027	350	358
[12]	Illinois Finance Authority Revenue (Presbyterian Living)	5.000%	5/1/2029	465	485
[12]	Illinois Finance Authority Revenue (Presbyterian Living)	5.000%	11/1/2029	445	468
	Illinois Finance Authority Revenue (Rush University System Health)	5.000%	11/15/2030	1,235	1,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Revenue (Silver Cross Hospital)	5.000%	8/15/2040	1,825	1,936
	Illinois Finance Authority Revenue (Silver Cross Hospital) PUT	5.000%	8/15/2030	170	180
	Illinois Finance Authority Revenue (Silver Cross Hospital) PUT	5.000%	8/15/2035	405	448
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/2032	1,000	1,109
	Illinois GO	5.000%	6/1/2027	1,070	1,074
	Illinois GO	5.000%	7/1/2027	1,000	1,027
	Illinois GO	5.000%	10/1/2027	1,640	1,692
	Illinois GO	5.000%	2/1/2028	1,690	1,718
	Illinois GO	5.000%	10/1/2028	2,000	2,099
	Illinois GO	5.000%	11/1/2028	1,050	1,081
	Illinois GO	5.000%	11/1/2029	1,105	1,136
	Illinois GO	5.000%	2/1/2030	1,000	1,070
	Illinois GO	5.000%	5/1/2030	1,000	1,073
	Illinois GO	5.000%	5/1/2031	1,305	1,415
	Illinois GO	5.000%	5/1/2031	1,000	1,084
	Illinois GO	5.000%	10/1/2031	475	495
	Illinois GO	5.000%	10/1/2031	2,000	2,176
	Illinois GO	5.000%	2/1/2032	1,000	1,090
	Illinois GO	5.000%	5/1/2032	1,500	1,638
	Illinois GO	5.000%	3/1/2034	1,000	1,066
	Illinois GO	5.000%	5/1/2034	1,500	1,614
	Illinois GO	4.000%	11/1/2034	1,250	1,249
	Illinois GO	5.000%	5/1/2035	500	513
	Illinois GO	5.000%	5/1/2035	1,150	1,232
	Illinois GO	4.000%	12/1/2035	1,000	988
	Illinois GO	4.125%	10/1/2036	500	495
	Illinois GO	4.000%	10/1/2037	1,000	967
	Illinois GO	4.000%	10/1/2038	1,000	958
	Illinois GO	4.000%	10/1/2038	2,000	1,916
	Illinois GO	5.500%	5/1/2039	500	527
	Illinois GO	4.000%	10/1/2039	1,780	1,687
	Illinois GO	5.250%	5/1/2040	1,110	1,172
	Illinois GO	4.000%	10/1/2040	1,825	1,706
	Illinois GO	5.250%	5/1/2042	2,125	2,220
	Illinois GO	4.000%	10/1/2042	1,500	1,370
	Illinois GO	5.000%	9/1/2043	2,000	2,066
[9]	Illinois GO	4.000%	10/1/2043	1,000	924
	Illinois GO	5.125%	10/1/2043	1,000	1,035
	Illinois GO	4.000%	11/1/2043	1,000	901
[9]	Illinois GO	4.000%	10/1/2045	1,415	1,280
	Illinois Housing Development Authority Multifamily Revenue PUT	3.150%	7/1/2028	360	360
[7]	Illinois Housing Development Authority Multifamily Revenue TOB	6.000%	10/5/2040	792	794
	Illinois Housing Development Authority Revenue	3.000%	10/1/2050	15	15
	Illinois Housing Development Authority Revenue	5.250%	10/1/2052	730	762
	Illinois Housing Development Authority Revenue	6.250%	10/1/2056	570	644
[4]	Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/2032	1,170	1,295
[4]	Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/2033	1,665	1,861
[9]	Illinois Sales Tax Revenue	5.000%	6/15/2028	1,000	1,004
	Illinois Sales Tax Revenue	5.000%	6/15/2028	1,000	1,049
	Illinois Sales Tax Revenue	5.000%	6/15/2029	1,000	1,068
	Illinois Sales Tax Revenue	5.000%	6/15/2035	4,440	4,957
	Illinois Sales Tax Revenue	5.000%	6/15/2036	1,000	1,029
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,000	1,026
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,275	1,396
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,125	1,222
	Illinois Sales Tax Revenue	5.000%	6/15/2043	1,675	1,759
	Illinois Sales Tax Revenue	5.000%	6/15/2044	4,000	4,188
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/2029	2,075	2,163
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2031	1,600	1,692
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2034	1,200	1,202
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2037	1,200	1,232
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2037	2,500	2,503
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2041	3,040	3,205
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/2042	2,800	2,738
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2042	1,180	1,268
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2043	8,000	8,636
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2044	1,150	1,219
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2045	325	336
	Illinois State Toll Highway Authority Revenue	5.250%	1/1/2045	2,000	2,139
[9]	Joliet IL GO	5.250%	12/15/2039	1,500	1,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Joliet IL GO	5.500%	12/15/2042	1,000	1,078
	Kane County IL Forest Preserve District GO	5.000%	12/15/2037	1,985	2,146
[4]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/2033	250	254
[4]	Kankakee County IL Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2038	1,000	1,084
[4]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,786
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2026	910	905
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2027	1,195	1,152
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/2029	1,685	1,753
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/2029	2,205	1,950
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2036	1,000	663
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2038	2,075	1,236
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/2027	710	732
[4,14]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/2029	250	254
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2031	1,540	1,284
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2031	420	343
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2032	1,215	974
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2033	2,130	1,637
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2033	6,790	5,105
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2035	3,500	2,445
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2037	4,000	2,447
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/2039	1,100	1,087
[9]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/2042	1,000	954
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/2044	1,000	966
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	6/15/2029	1,000	1,028
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	12/15/2031	1,620	1,756
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/2026	1,070	1,086
[9]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/2034	500	500
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/2026	1,570	1,577
[4]	Regional Transportation Authority IL Revenue	5.750%	6/1/2034	1,000	1,121
	Regional Transportation Authority IL Revenue	5.000%	6/1/2040	1,525	1,573
	Regional Transportation Authority IL Revenue	4.000%	6/1/2045	1,000	926
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/2028	1,000	1,000
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2033	3,000	3,295
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2034	1,340	1,463
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2035	1,000	1,109
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2035	2,000	2,203
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2036	3,000	3,275
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2037	1,000	1,086
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2038	1,000	1,078
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2038	1,075	1,166
[9]	Sales Tax Securitization Corp. Illinois Revenue	4.000%	1/1/2040	1,245	1,198
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2044	3,425	3,494
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2029	360	379
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2030	425	452
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2031	625	672
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2032	550	597
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/2028	1,000	1,038
[9]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/2037	2,850	3,090
[9]	Tazewell County IL School District No. 52 GO	6.500%	12/1/2045	500	572
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/2033	10	10
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/2038	1,000	1,095
[9]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/2039	3,935	3,463
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/2044	1,000	1,074
[9]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/2029	1,000	910
[9]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/2031	1,305	1,400
					385,528
Indiana (0.6%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2032	425	433
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2034	1,110	1,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2035	1,450	1,472
[9]	Evansville IN Waterworks District Revenue	5.000%	7/1/2039	1,000	1,064
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/2029	790	819
	Indiana Finance Authority Health System Revenue (Franciscan Alliance Inc.)	4.000%	11/1/2036	615	616
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/2028	1,420	1,485
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/2032	1,500	1,646
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2033	1,380	1,526
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2035	2,060	2,282
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2037	1,000	1,074
[6]	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Service Inc.) VRDO	2.850%	4/1/2026	4,665	4,665
	Indiana Finance Authority Hospital Revenue (Methodist Hospitals Inc.)	5.500%	9/15/2039	1,000	1,051
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/2027	700	716
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/2030	450	486
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/2030	1,725	1,769
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2040	2,265	2,462
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2041	1,965	2,128
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2042	1,140	1,224
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2043	1,000	1,067
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/2029	1,020	1,069
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/2030	1,520	1,567
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/2031	1,130	1,162
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/2035	1,685	1,691
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/2033	1,550	1,663
	Indiana Finance Authority Student Housing Revenue (Uindy Properties LLC)	5.250%	7/1/2045	250	239
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2039	1,270	1,393
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/2041	1,000	832
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2041	250	272
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2044	3,000	3,076
	Indiana Municipal Power Agency Revenue	5.000%	1/1/2036	1,000	1,026
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/2035	1,460	1,515
	Indianapolis IN Local Public Improvement Bond Bank Community Justice Campus Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	500	520
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Airport Authority Project)	5.000%	1/1/2043	750	802
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Airport Authority Project)	5.000%	1/1/2044	1,175	1,247
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/2037	1,050	1,116
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2030	100	108
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2031	300	328
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2032	350	386
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2033	400	445
	Ivy IN Tech Community College Revenue	5.000%	7/1/2032	870	907
	Ivy IN Tech Community College Revenue	5.000%	7/1/2033	880	916
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/2042	3,890	4,115
	Northern Indiana Commuter Transportation District Revenue	5.000%	1/1/2040	1,000	1,072
	Northwest Allen IN School Building Corp. Revenue	5.000%	7/15/2041	1,800	1,918
	Northwestern School Building Corp. Revenue (Valorem Property Tax)	6.000%	7/15/2037	1,100	1,230
	Rockport IN Pollution Control Revenue (Indiana Power Co. Project) PUT	3.700%	6/1/2029	1,000	1,016
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/2035	1,050	988
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/2032	1,070	1,098
	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	7/15/2029	400	424
	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	7/15/2029	275	292
[9]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	1/15/2033	1,150	1,274
[9]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.250%	7/15/2040	1,650	1,807
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	1,145	1,178
					67,805
Iowa (0.2%)
[9]	Davenport IA Community School District Infrastructure Sales Services & Use Tax Revenue	4.000%	6/1/2042	1,850	1,807
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/2039	2,000	1,774
	Iowa City IA Community School District GO	3.000%	6/1/2030	3,725	3,584
	Iowa Finance Authority Health Facilities Revenue (Pella Regional Health Center)	5.250%	12/1/2038	500	531
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	4.000%	12/1/2032	1,000	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	5.000%	12/1/2032	2,500	2,815
	Iowa Finance Authority Multifamily Housing Revenue (Union Bluffs Run Project)	4.650%	7/1/2043	500	503
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/2039	290	298
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/2044	250	249
[6]	Iowa Finance Authority Single Family Mortgage Revenue VRDO	2.750%	4/1/2026	3,000	3,000
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2037	1,315	1,486
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2040	1,060	1,121
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2042	2,540	2,776
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/2035	1,300	1,348
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/2036	1,000	991
[4]	Muscatine IA Power and Water Electric Revenue	5.000%	12/1/2037	600	656
[9]	Waterloo IA Community School District Infrastructure Sales & Services Tax Revenue	5.000%	7/1/2037	1,110	1,190
[9]	Waterloo IA Community School District Infrastructure Sales & Services Tax Revenue	5.000%	7/1/2038	1,065	1,137
	Xenia IA Rural Water District Revenue	5.000%	12/1/2028	765	774
					27,106
Kansas (0.3%)
[4]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/2042	1,500	1,578
[9]	Finney County KS GO	5.000%	10/1/2030	150	163
[9]	Finney County KS GO	5.250%	10/1/2046	315	339
[4]	Johnson & Miami KS County Unified School District No. 230 GO (Spring Hill)	6.000%	9/1/2041	2,000	2,309
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/2042	5,115	5,072
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/2043	1,475	1,444
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/2030	3,650	4,000
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/2028	70	74
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2031	1,000	1,094
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/2032	350	353
[4]	Sedgwick County KS Unified School District No. 261 GO (Haysville)	5.000%	11/1/2044	4,485	4,659
[4]	Sedgwick County KS Unified School District No. 262 GO (Valley Center)	5.000%	9/1/2036	1,230	1,314
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/2039	1,500	1,608
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/2034	1,000	1,056
[9]	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/2043	2,935	3,095
[7]	Wyandotte County-Kansas City Unified Government Special Obligation Sales Tax Revenue (Northwest Speedway Project)	4.750%	3/1/2041	645	623
[7]	Wyandotte County-Kansas City Unified Government Special Obligation Sales Tax Revenue (Northwest Speedway Project)	5.500%	3/1/2046	280	275
					29,056
Kentucky (1.1%)
	Barren County KY Public Properties Corp. First Mortgage Revenue (Judicial Center Project)	4.000%	12/1/2045	3,280	3,000
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	1,000	989
	Henderson County KY School District Finance Corp. Revenue	4.000%	3/1/2042	2,095	1,983
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/2034	225	226
	Kentucky Bond Development Corp. Hospital Revenue (Centurion Foundation)	5.250%	12/15/2035	1,530	1,521
	Kentucky Bond Development Corp. Hospital Revenue (Healthcare System Obligated Group) PUT	5.000%	8/15/2035	2,205	2,407
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/2029	1,980	2,081
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/2031	1,575	1,613
	Kentucky Housing Corp. Multifamily Housing Revenue (Meadows Mcneely Lake Apartments) PUT	3.150%	5/1/2029	400	401
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/2028	2,870	2,875
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/2029	1,000	1,002
[9]	Kentucky Property & Building Commission Revenue	5.000%	5/1/2034	1,000	1,038
	Kentucky Public Energy Authority Gas Supply Revenue	5.000%	12/1/2033	9,000	9,083
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/2028	8,880	8,961
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	12/1/2029	10,235	10,831
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	7/1/2030	8,095	8,486
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/2030	6,660	6,734
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/2032	5,480	5,868
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	8/1/2032	6,520	6,902
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2027	155	161
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2028	215	228
	Kentucky State Property & Building Commission Revenue	5.000%	10/1/2033	1,420	1,596
	Kentucky State Property & Building Commission Revenue	5.000%	5/1/2037	2,000	2,056
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2040	1,000	1,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/2038	1,000	1,061
	Louisville & Jefferson County KY Metropolitan Government GO	4.000%	12/1/2041	1,710	1,707
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.)	5.000%	10/1/2042	1,000	1,053
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/2029	2,180	2,304
[6]	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) VRDO	2.780%	4/1/2026	18,095	18,095
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/2033	1,500	1,278
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	3.000%	5/15/2044	2,000	1,594
	Madison County KY School District Finance Corp. Revenue	4.000%	2/1/2042	1,670	1,569
	Oldham County KY School District GO	5.000%	2/1/2036	3,300	3,680
	Oldham County KY School District GO	5.000%	2/1/2037	1,625	1,797
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/2029	500	483
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/2029	1,000	967
	University of Kentucky Revenue	3.500%	4/1/2030	1,380	1,401
	University of Kentucky Revenue	4.000%	4/1/2042	2,075	2,045
	University of Kentucky Revenue	4.000%	4/1/2044	2,425	2,346
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/2040	1,000	1,054
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/2042	2,540	2,649
					126,221
Louisiana (0.6%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/2028	1,000	949
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	2.900%	4/1/2026	1,100	1,100
	Ernest N Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2038	460	504
	Ernest N Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2039	275	300
[4]	Greater New Orleans Expressway Commission LA Toll Revenue	5.000%	11/1/2040	1,075	1,156
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/2032	1,195	1,332
	Louisiana Gasoline & Fuels Tax Revenue	3.000%	5/1/2041	500	423
	Louisiana GO	5.000%	2/1/2027	2,000	2,040
	Louisiana GO	5.000%	2/1/2028	1,500	1,565
	Louisiana GO	5.000%	6/1/2034	1,630	1,856
	Louisiana GO	5.000%	6/1/2041	1,805	1,977
[15]	Louisiana Housing Corp. Multifamily Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	535	536
	Louisiana Housing Corp. Multifamily Tax-Exempt Mortgage-Backed Revenue (Ridge Commons Project)	4.500%	7/1/2042	1,500	1,477
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2032	2,315	2,364
[7]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/2034	1,152	1,155
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2034	1,885	1,921
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2036	3,930	3,989
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2037	3,970	4,023
[9]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/2029	1,315	1,383
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp. Projects)	3.500%	11/1/2032	2,570	2,496
[4]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2037	375	414
[4]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2038	325	357
[4]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2041	850	910
[4]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2042	1,720	1,824
[4]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2043	2,485	2,618
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/2028	1,000	1,013
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/2036	1,250	1,296
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center) PUT	5.250%	6/1/2033	1,500	1,612
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/2037	1,270	1,335
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/2039	275	295
[7]	Louisiana Public Facilities Authority Revenue (Acadiana Renaissance Charter Academy Project)	5.500%	6/15/2040	1,685	1,747
[7]	Louisiana Public Facilities Authority Revenue (Lafayette Renaissance Charter Academy Project)	5.250%	6/15/2035	1,000	1,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2030	1,230	1,319
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2035	1,000	1,106
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/2038	1,000	1,080
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/2040	1,000	1,067
[4]	New Orleans LA Aviation Board Revenue	5.000%	10/1/2027	875	904
[4]	Shreveport LA Water & Sewer Revenue	5.000%	12/1/2027	335	346
[4]	Shreveport LA Water & Sewer Revenue	5.000%	12/1/2029	480	513
[4]	Shreveport LA Water & Sewer Revenue	5.000%	12/1/2038	1,600	1,758
	St. James Parish LA Revenue (Nustar Logistics Project) PUT	3.700%	6/1/2030	280	283
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	725	724
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	1,060	1,063
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	2,415	2,435
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/2033	3,170	3,521
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/2036	2,000	1,988
	Terrebonne Parish LA Hospital Service District No. 1 Revenue (General Medical Center Project)	5.000%	4/1/2042	1,505	1,583
					66,690
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/2029	445	467
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/2030	600	628
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/2036	150	151
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/2038	500	548
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/2042	750	808
	Maine State Housing Authority Mortgage Purchase Revenue	6.000%	11/15/2056	240	266
	Portland ME General Airport Revenue	4.000%	1/1/2039	820	804
	Portland ME General Airport Revenue	4.000%	1/1/2040	1,155	1,114
	Regional School ME Unit No. 14 GO	5.000%	11/1/2036	1,500	1,690
	Regional School ME Unit No. 14 GO	5.000%	11/1/2041	1,000	1,092
					7,568
Maryland (0.3%)
	Baltimore County MD GO	5.000%	2/1/2044	1,835	1,973
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/2029	1,000	930
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/2041	1,350	988
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	5.000%	9/1/2052	625	648
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	6.250%	9/1/2056	560	621
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	6.250%	9/1/2056	500	566
	Maryland Economic Development Corp. Revenue	5.000%	6/1/2035	1,000	1,062
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/2038	1,250	1,328
[4]	Maryland Economic Development Corp. Student Housing Revenue	5.000%	7/1/2045	300	312
	Maryland GO	5.000%	8/1/2026	2,110	2,127
	Maryland GO	3.250%	8/1/2030	1,000	1,000
	Maryland GO	5.000%	8/1/2035	3,975	4,271
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/2027	1,000	1,015
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/2031	1,950	1,981
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/2028	165	170
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/2031	750	761
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/2027	500	511
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System)	5.000%	5/15/2032	1,000	1,113
	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT	5.000%	7/1/2031	500	537
[5,7]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	2.960%	12/8/2027	3,350	3,350
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health Inc.)	5.000%	8/15/2038	620	682
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health Inc.) PUT	5.000%	8/15/2033	705	769
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health Inc.) PUT	5.000%	8/15/2036	660	727
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/2029	270	281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/2038	1,000	978
	Maryland State Stadium Authority Revenue	5.000%	3/1/2029	1,000	1,066
	Maryland State Transportation Authority Facilities Projects Revenue	2.000%	7/1/2035	1,500	1,241
	Maryland State Transportation Authority Facilities Projects Revenue	5.000%	7/1/2043	1,000	1,080
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/2033	1,000	1,011
					33,099
Massachusetts (0.9%)
	Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,000	1,093
	Commonwealth of Massachusetts GO	5.000%	12/1/2042	1,785	1,947
	Commonwealth of Massachusetts GO	5.250%	9/1/2043	2,000	2,069
	Commonwealth of Massachusetts GO	5.000%	4/1/2044	500	538
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	3,000	3,114
[10]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/2026	410	413
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	955	1,067
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,000	1,133
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	1,000	1,144
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	2,000	2,326
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	3,290	3,418
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	1,125	1,165
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	1,000	1,067
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/2027	1,000	1,021
	Massachusetts Development Finance Agency Revenue (Amherst College) PUT	5.000%	11/1/2035	1,000	1,145
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2031	1,500	1,590
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2032	1,665	1,842
[4]	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2033	500	558
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2034	1,415	1,577
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/2037	1,750	1,782
	Massachusetts Development Finance Agency Revenue (Brown University)	5.250%	8/15/2043	1,000	1,040
	Massachusetts Development Finance Agency Revenue (Brown University) PUT	5.000%	8/15/2031	500	535
[7]	Massachusetts Development Finance Agency Revenue (Cape Cod Health Care)	5.000%	12/15/2030	2,390	2,588
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/2029	1,225	1,280
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/2038	1,085	1,108
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/2034	600	647
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/2041	615	640
	Massachusetts Development Finance Agency Revenue (Emerson Hospital)	5.750%	2/1/2041	2,075	1,979
[12]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2031	515	569
[12]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2032	910	1,016
[12]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2034	730	825
[12]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2035	830	941
[12]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2036	775	876
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2042	355	384
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2043	360	387
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2044	135	144
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2045	160	169
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2046	250	262
[12]	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	2/15/2029	1,000	1,067
[12]	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	2/15/2033	1,000	1,133
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	2/15/2036	2,000	2,124
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	5/13/2032	1,170	1,305
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	11/15/2035	1,730	1,981
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/2034	500	526
	Massachusetts Development Finance Agency Revenue (Lasell Village Inc.)	5.250%	7/1/2045	500	515
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/2038	385	387
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/2037	800	824
[7]	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/2044	100	101
	Massachusetts Development Finance Agency Revenue (Middlesex Sustainable Energy Partners)	5.500%	10/1/2039	1,530	1,659
	Massachusetts Development Finance Agency Revenue (Seven Hills)	5.250%	9/1/2034	605	673
	Massachusetts Development Finance Agency Revenue (Seven Hills)	5.250%	9/1/2038	640	698
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/2033	1,000	965
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/2028	200	208
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care)	5.000%	7/1/2035	500	549
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/2032	525	525
	Massachusetts Development Finance Agency Revenue (University Student Housing Project)	5.000%	6/1/2040	1,000	1,073
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/2034	2,000	2,029
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/2032	1,105	1,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts GO	5.000%	9/1/2028	5,530	5,858
	Massachusetts GO	5.000%	10/1/2030	6,000	6,608
	Massachusetts GO	5.250%	1/1/2034	2,665	2,835
	Massachusetts GO	5.000%	5/1/2040	2,255	2,353
	Massachusetts GO	2.000%	3/1/2041	1,000	734
	Massachusetts GO	5.000%	3/1/2041	2,000	2,182
	Massachusetts GO	5.000%	11/1/2043	2,500	2,666
	Massachusetts GO	5.000%	11/1/2043	1,000	1,079
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/2027	800	803
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/2028	1,000	1,013
	Massachusetts Housing Finance Agency Revenue	3.500%	6/1/2029	800	805
	Massachusetts Housing Finance Agency Revenue	3.150%	6/1/2030	1,000	998
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/2037	425	497
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/2042	450	495
[10]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/2029	1,180	1,087
[6]	Massachusetts Water Resources Authority Revenue VRDO	2.600%	4/1/2026	1,200	1,200
	University of Massachusetts Building Authority Revenue	5.000%	5/1/2039	2,000	2,076
					98,150
Michigan (1.2%)
[16]	Alpena MI Public Schools Unlimited Tax GO	4.250%	5/1/2044	1,000	996
[16]	Clarkston MI Community School Building GO	5.000%	5/1/2037	300	334
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/2033	2,500	2,779
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/2042	1,000	1,055
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/2031	500	549
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/2036	1,000	1,090
	Detroit MI Unlimited Tax GO	5.000%	4/1/2033	1,450	1,491
	Detroit MI Unlimited Tax GO	6.000%	5/1/2043	25	28
[4]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/2034	1,050	1,091
[4,16]	Fenton MI Area Public Schools Unlimited Tax GO	4.000%	5/1/2041	1,315	1,299
	Grand Rapids MI Tax GO	5.000%	4/1/2041	750	817
[4]	Grand Rapids Public Schools GO	5.000%	11/1/2036	1,000	1,039
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/2035	1,945	2,205
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/2037	1,000	1,100
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2027	1,840	1,897
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2028	1,205	1,268
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2029	1,200	1,258
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2037	1,000	1,032
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/2041	2,400	2,584
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2029	1,420	1,520
[4]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/2033	1,000	1,002
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2033	1,310	1,411
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2036	4,000	4,017
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2037	1,000	1,082
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2038	1,250	1,343
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2038	1,775	1,956
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2040	500	523
[16]	Howell MI Public Schools GO	5.000%	5/1/2033	800	898
[16]	Hudsonville MI Public Schools GO	5.000%	5/1/2031	420	430
	Ingham County MI Building Authority Revenue	3.000%	5/1/2034	3,900	3,722
[7]	Kalamazoo MI Economic Development Corp. Revenue	3.900%	8/15/2031	210	207
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/2036	1,300	1,329
[16]	Lanse Creuse MI Public Schools Building Site Unlimited Tax GO	5.000%	5/1/2044	1,000	1,064
	Lansing MI Board of Water & Light Utility System Revenue PUT	5.000%	7/1/2031	160	175
[4]	Lansing MI GO	4.000%	6/1/2039	1,000	1,013
[4]	Livonia MI Public School District GO	5.000%	5/1/2040	3,765	4,001
	Michigan Building Authority Revenue	5.000%	4/15/2036	1,235	1,247
	Michigan Building Authority Revenue	5.000%	10/15/2041	200	217
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	2/28/2035	815	891
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	8/31/2035	1,000	1,087
	Michigan Finance Authority Act 38 Facilities Senior Revenue	4.125%	2/29/2044	700	654
	Michigan Finance Authority Hospital Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	500	501
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2029	1,000	1,064
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2031	2,000	2,188
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2036	1,000	1,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2037	1,000	1,069
	Michigan Finance Authority Revenue	5.000%	10/1/2034	2,565	2,691
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/2035	605	640
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/2026	1,210	1,226
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/2026	850	860
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/2027	965	993
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/2034	1,700	1,781
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	4.000%	2/15/2044	2,000	1,843
	Michigan Finance Authority Revenue (Revolving Fund Programs)	5.000%	10/1/2042	2,065	2,256
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/2036	2,000	2,088
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/2033	1,000	1,070
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/2037	1,000	998
[7]	Michigan Finance Authority Revenue (Trinity Health) PUT	3.875%	2/1/2028	2,000	2,001
	Michigan State Building Authority Revenue	5.000%	10/15/2034	8,000	8,082
	Michigan State Hospital Finance Authority Revenue Prere.	4.000%	5/15/2028	260	267
	Michigan State Hospital Finance Authority Revenue (Ascension Health Group)	4.000%	11/15/2032	260	262
	Michigan State Hospital Finance Authority Revenue (Ascension Health Group) Prere.	4.000%	5/15/2028	480	492
	Michigan State Hospital Finance Authority Revenue (Bronson Healthcare Group Inc.)	5.000%	11/15/2029	500	533
	Michigan State Hospital Finance Authority Revenue (Bronson Healthcare Group Inc.)	5.000%	5/15/2033	540	595
	Michigan State Hospital Finance Authority Revenue (Corewell Health)	5.000%	8/15/2042	1,295	1,375
	Michigan State Hospital Finance Authority Revenue (Corewell Health)	5.000%	8/15/2043	1,305	1,378
	Michigan State Hospital Finance Authority Revenue (Corewell Health) PUT	5.000%	6/1/2032	1,000	1,091
	Michigan State Hospital Finance Authority Revenue (Corewell Health) PUT	5.000%	6/1/2035	1,380	1,527
	Michigan State Housing Development Authority Multifamily Revenue PUT	3.625%	4/1/2027	3,875	3,888
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/2050	2,475	2,470
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/2053	640	666
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/2053	895	959
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	6/1/2055	495	541
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	12/1/2055	1,015	1,120
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.000%	6/1/2056	7,000	7,704
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	1,695	1,839
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	2,210	2,365
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2045	3,180	3,317
	Northville MI Public School GO	5.000%	5/1/2039	1,025	1,104
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/2028	375	385
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/2026	500	501
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/2027	325	330
	Oakland University MI Revenue	5.000%	3/1/2030	1,250	1,251
	Oakland University MI Revenue	5.000%	3/1/2031	1,000	1,092
	Oakland University MI Revenue	5.000%	3/1/2035	1,475	1,599
	Oakland University MI Revenue	5.000%	3/1/2044	1,640	1,675
[16]	Roseville MI Community Schools Unlimited Tax GO	5.000%	5/1/2038	3,700	3,810
	University of Michigan Revenue	5.000%	4/1/2029	20	20
	University of Michigan Revenue	5.000%	4/1/2030	25	25
	University of Michigan Revenue	5.000%	4/1/2032	2,050	2,094
					132,404
Minnesota (0.8%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/2028	350	363
	Duluth MN Independent School District No. 709 GO	0.000%	2/1/2031	285	242
	Duluth MN Independent School District No. 709 GO	0.000%	2/1/2032	285	234
	Hennepin County MN GO	5.000%	12/15/2036	1,365	1,427
	Hennepin County MN GO	5.000%	12/1/2043	2,410	2,601
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/2038	2,205	2,294
	Hennepin County MN Housing & Redevelopment Authority Multifamily Revenue (South Haven Summit Point Apartments Project) PUT	3.150%	8/1/2028	485	486
	Minneapolis MN GO	5.000%	12/1/2033	2,000	2,146
	Minneapolis MN Health Care System Revenue	4.000%	11/15/2036	1,000	997
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/2028	1,085	1,137
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/2030	1,785	1,921
[6]	Minneapolis MN Health Care System Revenue VRDO	2.900%	4/1/2026	11,800	11,800
	Minnesota Agricultural & Economic Development Board Health Care Facilities Revenue	5.000%	1/1/2042	1,165	1,227
	Minnesota GO	5.000%	8/1/2029	5,000	5,389
	Minnesota GO	5.000%	9/1/2030	5,000	5,488
	Minnesota GO	5.000%	8/1/2033	1,440	1,508
	Minnesota GO	5.000%	10/1/2033	3,235	3,332
	Minnesota GO	5.000%	8/1/2035	1,000	1,063
	Minnesota GO	5.000%	10/1/2037	5,000	5,122
	Minnesota GO	4.000%	8/1/2041	2,000	2,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	4.000%	8/1/2042	5,800	5,801
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/2035	595	597
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	1/1/2055	510	567
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.500%	1/1/2055	3,940	4,409
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	7/1/2055	770	863
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.000%	7/1/2056	1,320	1,454
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.000%	7/1/2056	555	623
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/2047	526	450
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/2050	300	299
[6]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/2027	6,245	6,325
[5,6]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	3.432%	12/1/2027	1,000	998
	Minnesota Municipal Gas Agency Project Revenue	5.000%	9/1/2035	4,000	4,121
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/2031	8,000	8,013
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/2040	500	535
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2034	315	236
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2036	650	441
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2038	405	246
	St. Paul MN Housing & Redevelopment Authority Health Care facilities Revenue (Health Partners Obligated Group)	5.000%	7/1/2032	1,000	1,090
	Washington County MN Community Development Agency Multifamily Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	825	826
					88,681
Mississippi (0.4%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/2027	1,000	994
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron Corp.) VRDO	2.900%	4/1/2026	5,500	5,500
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.650%	4/1/2026	200	200
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.650%	4/1/2026	250	250
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.800%	4/1/2026	4,985	4,985
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.800%	4/1/2026	9,325	9,325
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.800%	4/1/2026	5,920	5,920
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/2030	1,765	1,807
	Mississippi Gaming Tax Revenue	5.000%	10/15/2034	2,500	2,591
	Mississippi Gaming Tax Revenue	5.000%	10/15/2036	1,500	1,547
	Mississippi GO	4.000%	10/1/2036	2,185	2,194
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2029	830	867
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2030	625	659
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2030	260	274
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/2027	1,000	1,027
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/2039	1,000	1,023
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/2034	1,000	1,004
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2033	300	336
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2041	1,000	1,076
	Mississippi State Gaming Tax Revenue	5.000%	10/15/2032	2,800	2,919
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/2030	575	591
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/2031	515	529
					45,618
Missouri (0.9%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/2035	1,790	1,820
	Clay County MO Public Schools District GO	5.000%	3/1/2039	1,375	1,465
	Curators University MO System Facilities Revenue	5.000%	11/1/2031	1,245	1,384
	Curators University MO System Facilities Revenue	5.000%	11/1/2034	1,055	1,205
	Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/2040	3,000	2,587
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/2038	1,000	1,090
	Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/2043	1,500	1,659
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/2026	1,215	1,222
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	1,500	1,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO GO	5.000%	2/1/2034	325	369
	Kansas City MO GO	4.000%	2/1/2041	1,665	1,665
	Kansas City MO GO	5.000%	2/1/2043	750	805
	Kansas City MO Industrial Development Authority Multifamily Revenue	4.390%	9/1/2042	989	984
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/2035	3,215	3,513
	Kansas City MO SO Revenue (Downtown Arena Project)	5.000%	4/1/2039	1,000	1,096
	Kansas City MO Water Revenue	5.000%	12/1/2035	2,000	2,264
	Kansas City MO Water Revenue	5.000%	12/1/2042	1,500	1,622
[12]	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/2028	1,000	1,048
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/2034	525	535
[12]	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/2040	1,050	1,159
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/2041	4,145	4,148
[6]	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	2.750%	4/1/2026	10,300	10,300
[12]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)	5.000%	4/1/2033	1,500	1,677
[12]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)	5.000%	4/1/2036	1,500	1,699
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/2032	1,000	1,098
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/2031	1,295	1,298
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/2031	1,050	1,107
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/2043	1,000	1,021
[6,7]	Missouri Health & Educational Facilities Authority Health Revenue (Mercy Health) TOB VRDO	2.850%	4/1/2026	11,655	11,655
[6]	Missouri Health & Educational Facilities Authority Revenue VRDO	2.700%	4/1/2026	800	800
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/2036	1,100	1,102
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2034	2,400	2,450
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2035	3,755	4,004
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/2034	1,500	1,502
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/2041	2,000	2,207
	Missouri Health & Educational Facilities Authority Revenue (SSM Health) VRDO	2.850%	4/1/2026	795	795
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/2026	5,000	5,010
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/2028	5,000	5,253
	Missouri Housing Development Commission Revenue	3.500%	11/1/2050	260	259
	Missouri Housing Development Commission Revenue	5.000%	5/1/2053	715	741
	Missouri Housing Development Commission Revenue	5.750%	5/1/2053	145	154
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie State Project)	5.000%	12/1/2037	640	713
	Springfield MO Public Utilities Board COP	4.000%	11/1/2045	2,285	2,177
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/2042	2,000	2,074
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/2038	1,500	1,526
[4]	St. Louis MO Airport Revenue	5.000%	7/1/2043	1,000	1,063
[7,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2026	1,260	1,248
[7,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2026	1,455	1,441
[4]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2033	1,000	764
					98,283
Montana (0.0%)
	Forsyth Mont Pollution Control Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	1,050	1,068
	Forsyth MT Pollution Control Revenue	3.875%	7/1/2028	1,000	1,015
[9]	Lewis & Clark County MT High School District No. 1 Helena GO	5.000%	7/1/2042	325	355
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/2032	825	837
	Montana Facility Finance Authority Revenue (Benefis Health System) PUT	5.000%	2/15/2030	500	530
					3,805
Multiple States (0.6%)
[7]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	2,450	2,041
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/2030	1,405	1,298
[3,7]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/2033	1,815	1,572
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.700%	1/1/2034	992	969
[3,7]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/2035	1,795	1,573
[3,7]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/2035	1,295	1,094
[3,7]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/2035	4,640	4,243
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/2036	888	848
[3,7]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/2036	1,195	1,047
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.922%	12/25/2036	4,824	4,789
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.157%	12/25/2038	1,974	1,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.144%	1/25/2040	3,401	3,369
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.139%	8/25/2040	1,966	1,976
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.683%	10/25/2040	3,940	3,997
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.300%	1/1/2041	1,704	1,708
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.155%	5/25/2041	1,475	1,462
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.615%	8/25/2041	13,389	13,720
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.837%	3/25/2042	3,332	3,416
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.703%	4/25/2042	1,157	1,212
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.283%	6/25/2042	998	1,020
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.300%	8/1/2042	2,494	2,486
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.095%	11/25/2042	2,134	2,182
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.084%	4/25/2043	2,932	2,514
[3,6,7]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.950%	4/1/2026	5,600	5,600
					65,860
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/2027	1,000	1,021
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/2042	785	793
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/2029	10,260	10,852
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/2029	2,030	2,120
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	8/1/2031	4,990	5,282
	Douglas County NB Hospital Authority No. 2 Facilities Revenue (Methodist Healthy System)	5.250%	11/1/2042	600	653
	Douglas County NB Hospital Authority No. 3 Facilities Revenue (Methodist Healthy System)	5.250%	11/1/2043	350	377
	Douglas County NE Educational Facilities Revenue (Creighton University Projects)	5.000%	7/1/2036	1,000	1,104
	Metropolitan Utilities District of Omaha NE Water System Revenue	5.000%	12/1/2032	1,425	1,605
	Nebraska Investment Finance Authority Single Family Housing Revenue	6.250%	3/1/2055	260	290
	Omaha NE GO	5.000%	4/15/2041	1,430	1,561
	Omaha NE GO	5.000%	4/15/2042	1,190	1,290
	Omaha NE GO	5.000%	4/15/2043	1,000	1,080
	Omaha NE Sewer Revenue	5.000%	11/15/2029	2,500	2,508
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2042	1,600	1,730
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2044	1,000	1,079
	Papillion-La Vista NE School District No. 27 GO	5.000%	12/1/2039	1,540	1,692
					35,037
Nevada (0.3%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/2026	560	564
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/2028	1,220	1,246
	Clark County NV Airport System Revenue	5.000%	7/1/2042	1,000	1,035
	Clark County NV GO	4.000%	6/1/2032	1,505	1,520
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/2036	1,075	1,098
[4]	Clark County NV Highway Improvement Revenue	4.000%	7/1/2040	1,000	1,001
	Clark County NV Highway Improvement Revenue	3.000%	7/1/2042	2,000	1,732
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/2031	1,500	1,362
	Clark County NV School District GO	5.000%	6/15/2031	1,000	1,100
	Clark County NV School District GO	5.000%	6/15/2032	1,070	1,190
	Clark County NV School District GO	5.000%	6/15/2033	1,065	1,195
[9]	Clark County NV School District GO	3.000%	6/15/2034	1,000	944
[9]	Clark County NV School District GO	3.000%	6/15/2037	1,000	901
	Clark County NV School District GO	3.000%	6/15/2038	1,000	876
	Clark County NV School District GO	3.000%	6/15/2040	1,600	1,334
[4]	Clark County NV School District GO	3.000%	6/15/2041	2,680	2,275
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/2037	1,100	1,197
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/2035	1,870	1,878
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/2038	1,000	1,044
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/2032	1,660	1,676
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/2038	1,695	1,882
	Nevada Housing Division Multi-Unit Revenue (Prospector Apartments) PUT	3.150%	7/1/2029	3,650	3,656
[7]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/2037	755	786
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2027	250	256
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2028	250	262
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2032	250	263
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2033	250	262
	Reno-Tahoe NV Airport Authority Revenue	5.000%	7/1/2038	500	546
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/2026	1,510	1,519
	Washoe County NV School District GO	3.000%	6/1/2040	1,500	1,300
	Washoe County NV School District GO	3.000%	6/1/2042	1,500	1,277
					37,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hampshire (0.5%)
	Manchester NH Sewer Revenue (Green Bonds)	4.000%	6/1/2046	915	844
	Nashua NH GO	3.000%	10/1/2041	1,490	1,311
	National Finance Authority NH Affordable Housing Revenue PUT	4.125%	3/1/2036	2,233	2,170
	National Finance Authority NH Affordable Housing Revenue PUT	4.500%	3/1/2036	399	389
	National Finance Authority NH Municipal Certificates Revenue	5.150%	9/28/2037	1,000	987
	National Finance Authority NH Municipal Certificates Revenue	3.625%	8/20/2039	1,972	1,853
	National Finance Authority NH Municipal Certificates Revenue	4.167%	1/20/2041	1,239	1,199
	National Finance Authority NH Municipal Certificates Revenue	4.168%	1/20/2041	496	470
	National Finance Authority NH Municipal Certificates Revenue	4.219%	11/20/2042	3,478	3,339
	National Finance Authority NH Municipal Certificates Revenue	4.219%	11/20/2042	994	913
	National Finance Authority NH Municipal Certificates Revenue	4.162%	10/1/2051	1,088	1,042
[7]	National Finance Authority NH Revenue	4.875%	12/1/2033	400	399
	National Finance Authority NH Revenue	4.125%	1/20/2034	6,870	6,887
[7]	National Finance Authority NH Revenue	5.375%	12/15/2035	1,100	1,100
	National Finance Authority NH Revenue	3.875%	1/20/2038	2,534	2,426
	National Finance Authority NH Revenue	4.250%	7/20/2041	4,880	4,797
	National Finance Authority NH Revenue PUT	4.150%	10/1/2034	1,496	1,480
	National Finance Authority NH Revenue PUT	4.750%	6/1/2035	1,995	2,026
	National Finance Authority NH Revenue PUT	5.150%	6/1/2035	499	508
[7]	National Finance Authority NH Revenue (Astro Sunterra Projects)	0.000%	12/15/2034	450	254
	National Finance Authority NH Revenue (Centurion Foundation)	4.000%	10/15/2035	2,994	2,925
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/2042	1,475	1,558
	National Finance Authority NH Revenue (Medical Center Hospital Projects)	5.875%	11/1/2045	3,000	2,931
[7]	National Finance Authority NH Revenue (Mirador Project)	6.000%	12/1/2031	1,000	1,001
[7]	National Finance Authority NH Revenue (Princeton Area Projects)	5.500%	12/1/2030	824	824
[7]	National Finance Authority NH Revenue (Tamarron Project)	5.250%	12/1/2035	1,152	1,145
[7]	National Finance Authority NH Revenue (Valencia Project)	5.300%	12/1/2032	724	720
[7]	National Finance Authority NH Revenue (Wildflower Project)	0.000%	12/15/2033	603	364
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.000%	12/1/2035	1,615	1,769
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.250%	6/1/2042	1,650	1,748
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.250%	6/1/2044	1,235	1,293
[7]	National Finance Authority NH Special Revenue (Forestar Group Houston Area Project))	6.500%	12/1/2034	1,830	1,831
[7]	National Finance Authority NH Special Revenue (Grand Pines Project)	5.625%	6/1/2039	1,000	1,000
[7]	National Finance Authority NH Specialty Pharmacy Ltd. Obligation Revenue	5.625%	12/15/2033	405	413
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/2036	950	955
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/2033	1,000	1,034
	New Hampshire Health & Education Facilities Authority Revenue	5.000%	10/1/2034	1,000	1,092
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) PUT	3.300%	8/3/2027	1,000	1,003
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Health)	5.000%	8/1/2042	1,000	1,075
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Health)	5.000%	8/1/2044	1,500	1,579
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Health)	5.000%	8/1/2034	850	877
					61,531
New Jersey (1.1%)
	Cape May County NJ GO	2.000%	9/15/2030	2,405	2,238
[4]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/2032	1,000	1,102
[4]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/2035	1,000	1,102
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/2032	2,473	2,455
[4]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/2034	1,500	1,286
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/2036	1,000	813
[9]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/2036	1,390	1,341
[9]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/2035	965	942
	New Jersey Economic Development Authority Revenue	5.250%	6/15/2027	260	260
	New Jersey Economic Development Authority Revenue	4.000%	7/1/2034	1,105	1,100
	New Jersey Economic Development Authority Revenue	4.000%	6/15/2035	500	506
	New Jersey Economic Development Authority Revenue	5.000%	6/15/2035	2,000	2,057
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/2026	2,000	2,043
[10]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/2026	405	407
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/2040	4,000	4,337
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/2041	5,000	5,399
[10]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/2027	1,000	1,041
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/2028	1,400	1,463
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/2034	1,000	1,132
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/2035	700	743
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/2037	1,000	805
	New Jersey Educational Facilities Authority Revenue (Princeton University) PUT	5.000%	7/1/2031	1,370	1,502
	New Jersey Educational Facilities Authority Revenue (Princeton University) PUT	5.000%	7/1/2035	1,000	1,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	2.000%	6/1/2031	1,295	1,192
	New Jersey GO	2.000%	6/1/2032	1,230	1,108
	New Jersey GO	2.000%	6/1/2035	1,000	834
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/2034	500	533
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/2040	145	128
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/2027	1,000	1,003
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/2031	1,000	1,069
	New Jersey Housing & Mortgage Finance Agency Multifamily Revenue	3.375%	11/1/2027	280	280
	New Jersey Housing & Mortgage Finance Agency Multifamily Revenue	3.050%	11/1/2029	1,220	1,218
	New Jersey Housing & Mortgage Finance Agency Single Family Revenue	6.500%	4/1/2056	560	625
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/2043	2,000	2,147
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,068
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/2030	1,000	1,004
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2032	1,200	1,339
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2033	1,000	1,125
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2035	1,000	1,103
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2040	1,000	1,070
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2040	565	607
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2041	1,000	1,074
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/2042	1,750	1,710
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2042	1,000	1,069
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2027	1,000	1,040
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2028	1,000	1,051
[4]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/2029	1,700	1,519
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2030	1,285	1,357
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2031	1,000	1,055
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2032	2,360	2,636
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2033	3,000	3,380
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2033	1,115	1,171
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2034	2,500	2,830
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2034	1,640	1,717
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2037	1,250	1,387
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2040	1,155	1,258
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2030	1,365	1,171
[10,17]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2031	265	221
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2034	1,000	730
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2034	1,310	957
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2035	1,490	1,039
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2036	2,905	1,924
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2036	1,000	662
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2038	3,000	1,780
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2026	1,455	1,426
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/2027	5,260	5,473
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2031	2,000	1,655
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/2038	1,500	1,629
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2039	3,175	1,788
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2027	1,000	1,019
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2028	200	205
[12]	New Jersey Turnpike Authority Revenue	5.000%	1/1/2031	1,065	1,139
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2033	1,000	1,123
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2033	1,500	1,685
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2034	3,080	3,489
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2034	1,000	1,133
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2036	1,300	1,477
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,079
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2026	1,825	1,831
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2027	3,200	3,274
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2030	1,950	2,026
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2031	1,000	1,036
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2032	1,000	1,035
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2035	1,570	1,622
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2036	1,500	1,546
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2037	1,000	1,028
					123,135
New Mexico (0.3%)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/2029	1,000	938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/2029	1,550	1,455
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/2033	2,675	2,314
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/2028	875	889
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	780	798
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	110	113
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	465	475
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/2029	1,000	938
[6]	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	2.700%	4/1/2026	18,680	18,680
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	11/1/2030	7,380	7,780
					34,380
New York (8.7%)
	Albany NY Capital Resource Corp. Revenue (Medical Center Hospital Project)	5.000%	5/1/2036	1,250	1,397
	Battery Park City NY Authority Revenue	5.000%	11/1/2038	750	791
	Battery Park City NY Authority Revenue	5.000%	11/1/2043	770	852
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/2030	700	707
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2032	1,430	1,125
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2033	1,500	1,127
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2035	470	322
	Build NY Resource Corp. Revenue	5.000%	12/15/2031	460	453
[7]	Build NY Resource Corp. Revenue	5.250%	12/15/2031	785	775
	Build NY Resource Corp. Revenue	5.000%	7/1/2032	325	339
	Build NY Resource Corp. Revenue	5.000%	7/1/2034	415	440
	Build NY Resource Corp. Revenue	5.000%	7/1/2035	550	581
[7]	Build NY Resource Corp. Revenue	5.875%	12/15/2040	1,810	1,799
	Build NY Resource Corp. Revenue	5.250%	6/15/2045	330	327
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/2032	1,110	1,148
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2031	425	457
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2033	200	201
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2034	240	241
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/2037	555	547
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/2041	650	605
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/2035	700	740
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/2042	500	514
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2035	10,000	10,168
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2036	1,500	1,524
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2037	520	528
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/2042	1,000	981
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2042	2,000	2,022
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/2035	1,095	1,144
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/2026	1,360	1,351
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/2028	3,155	3,157
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/2029	1,000	997
	Metropolitan Transportation Authority NY Dedicated Tax Green Bonds	5.000%	11/15/2043	1,000	1,075
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2029	4,070	4,402
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2030	1,675	1,745
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2030	1,935	2,123
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2031	300	333
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2031	1,710	1,899
	Metropolitan Transportation Authority NY Revenue	0.000%	11/15/2032	1,000	797
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2032	1,000	1,015
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2032	555	623
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2033	2,500	2,833
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2033	1,645	1,864
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2034	2,685	3,064
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2034	1,105	1,261
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	2,275	2,341
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	4,915	5,073
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	1,000	1,020
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	1,565	1,770
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2038	2,000	1,975
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2039	1,100	1,190
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2040	810	775
[4]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,000	1,039
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,000	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,030	1,103
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,320	1,418
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2041	920	981
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2041	3,090	3,306
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	1,500	1,412
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	800	756
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	2,435	2,324
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2042	625	663
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2042	910	968
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2043	1,000	946
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2043	500	517
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2043	100	105
[9]	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2044	1,700	1,553
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2044	1,800	1,878
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2044	405	424
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2045	3,000	2,728
[6]	Metropolitan Transportation Authority NY Revenue VRDO	2.850%	4/1/2026	33,255	33,255
[6]	Metropolitan Transportation Authority NY Revenue VRDO	2.900%	4/1/2026	10,200	10,200
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/2039	2,120	2,010
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/2028	555	580
[4]	Nassau County NY General Improvement GO	5.000%	7/1/2040	7,110	7,325
[6]	Nassau County NY Industrial Development Agency Civic Facilities Revenue VRDO	2.650%	4/1/2026	3,370	3,370
	New York City NY GO	5.000%	8/1/2027	1,000	1,032
[12]	New York City NY GO	5.000%	8/1/2029	1,140	1,221
	New York City NY GO	5.000%	8/1/2030	1,000	1,086
[12]	New York City NY GO	5.000%	8/1/2030	1,015	1,101
	New York City NY GO	5.000%	8/1/2031	1,000	1,100
	New York City NY GO	5.000%	8/1/2031	100	110
[12]	New York City NY GO	5.000%	8/1/2031	1,625	1,786
	New York City NY GO	5.000%	8/1/2032	1,000	1,111
	New York City NY GO	5.000%	8/1/2032	1,000	1,007
	New York City NY GO	5.000%	8/1/2032	1,925	2,139
	New York City NY GO	5.000%	8/1/2032	1,000	1,111
	New York City NY GO	5.000%	12/1/2032	1,755	1,779
	New York City NY GO	5.000%	8/1/2033	1,020	1,143
	New York City NY GO	5.000%	10/1/2034	2,975	3,160
	New York City NY GO	5.000%	12/1/2035	1,120	1,133
[12]	New York City NY GO	5.000%	8/1/2036	1,370	1,551
	New York City NY GO	5.000%	10/1/2036	3,875	3,962
	New York City NY GO	5.000%	8/1/2037	1,035	1,150
	New York City NY GO	5.000%	9/1/2037	1,250	1,372
	New York City NY GO	4.000%	10/1/2037	6,640	6,637
	New York City NY GO	5.000%	2/1/2038	1,000	1,103
	New York City NY GO	5.000%	8/1/2038	2,000	2,207
	New York City NY GO	5.000%	2/1/2039	1,455	1,593
	New York City NY GO	5.000%	4/1/2039	2,260	2,325
	New York City NY GO	5.000%	8/1/2039	1,625	1,698
	New York City NY GO	5.000%	8/1/2039	2,000	2,149
	New York City NY GO	5.000%	8/1/2039	2,000	2,191
	New York City NY GO	4.000%	3/1/2040	1,000	983
	New York City NY GO	5.000%	4/1/2040	3,095	3,334
	New York City NY GO	5.000%	8/1/2040	875	936
	New York City NY GO	5.000%	8/1/2040	1,810	1,972
	New York City NY GO	5.000%	9/1/2040	1,760	1,897
	New York City NY GO	5.250%	9/1/2040	6,000	6,475
	New York City NY GO	5.000%	10/1/2040	1,000	1,086
	New York City NY GO	3.000%	3/1/2041	1,210	997
	New York City NY GO	4.000%	3/1/2041	1,000	975
	New York City NY GO	4.000%	4/1/2041	2,715	2,648
	New York City NY GO	5.000%	4/1/2041	3,000	3,192
	New York City NY GO	5.250%	5/1/2041	1,250	1,345
	New York City NY GO	5.000%	8/1/2041	1,250	1,333
	New York City NY GO	5.000%	8/1/2041	1,370	1,487
	New York City NY GO	5.000%	2/1/2042	1,000	1,074
	New York City NY GO	4.000%	4/1/2042	3,000	2,884
	New York City NY GO	5.250%	5/1/2042	3,550	3,792
	New York City NY GO	5.000%	8/1/2042	2,000	2,075
	New York City NY GO	5.000%	9/1/2042	1,955	2,088
	New York City NY GO	5.000%	10/1/2042	1,000	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY GO	5.250%	10/1/2042	1,000	1,072
	New York City NY GO	5.000%	4/1/2043	1,000	1,056
	New York City NY GO	5.250%	4/1/2043	1,000	1,068
	New York City NY GO	5.000%	3/1/2044	1,000	1,051
	New York City NY GO	5.000%	4/1/2044	4,540	4,772
	New York City NY GO	5.000%	8/1/2047	1,000	1,029
[6]	New York City NY GO VRDO	2.700%	4/1/2026	4,970	4,970
[6]	New York City NY GO VRDO	2.700%	4/1/2026	20,775	20,775
[6]	New York City NY GO VRDO	2.900%	4/1/2026	12,675	12,675
[6]	New York City NY GO VRDO	2.900%	4/1/2026	14,100	14,100
	New York City NY Health & Hospitals Corp. Revenue	5.000%	2/15/2038	1,175	1,301
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	12/15/2031	100	102
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.375%	12/15/2031	100	102
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/2038	670	653
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/2040	2,000	1,557
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/2028	1,000	1,015
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.750%	7/2/2029	1,055	1,068
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.950%	7/2/2029	625	636
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.250%	2/1/2030	4,315	4,323
[15]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/2026	1,000	1,000
[15]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/2026	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/2027	2,000	2,001
[15]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.625%	7/1/2028	1,975	1,988
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	7/3/2028	1,400	1,413
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/2028	1,000	1,001
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/2039	785	712
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/2031	1,250	1,293
[12]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2032	1,445	1,623
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/2033	1,000	1,029
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2036	1,000	1,149
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2038	1,000	1,032
[12]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2038	310	356
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2039	2,500	2,614
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2040	2,000	2,065
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2040	2,500	2,575
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	3.500%	6/15/2042	1,000	908
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2042	4,745	4,640
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2043	215	230
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2044	380	408
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2045	3,100	2,935
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2045	1,100	1,051
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.125%	6/15/2046	3,000	2,871
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2046	210	221
[12]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2046	1,000	1,058
[6]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.700%	4/1/2026	21,765	21,765
[6]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.750%	4/1/2026	2,855	2,855
[6]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.750%	4/1/2026	11,735	11,735
[6]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.850%	4/1/2026	27,100	27,100
[6]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.850%	4/1/2026	9,700	9,700
[6]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.850%	4/1/2026	26,650	26,650
[6]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.900%	4/1/2026	2,600	2,600
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2035	1,635	1,706
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2035	1,000	1,155
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/2035	1,525	1,600
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2036	3,250	3,381
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2036	1,455	1,675
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2037	1,000	1,142

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/2038	1,750	1,755
New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2040	1,265	1,410
New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2041	1,060	1,176
New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2043	1,000	1,027
New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2043	1,000	1,092
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2029	1,000	1,070
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2029	1,000	1,070
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2030	1,500	1,632
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2030	1,000	1,088
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2030	1,000	1,096
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2032	1,800	2,003
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2033	1,000	1,122
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2034	1,710	1,721
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2035	1,525	1,564
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/2035	2,500	2,532
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/2035	1,000	1,112
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2036	1,580	1,611
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/2036	1,235	1,239
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2037	1,680	1,717
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/2038	1,250	1,248
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2039	2,740	2,826
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2040	3,185	3,295
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2040	1,000	1,079
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2041	1,000	1,079
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2041	1,000	1,112
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2041	1,000	1,078
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/2042	2,195	2,143
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2042	1,750	1,874
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2042	1,000	1,105
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2043	2,425	2,582
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2044	1,000	1,093
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2028	2,610	2,766
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2028	1,315	1,394
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2029	1,000	1,080
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2030	1,000	1,096
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2031	1,000	1,106
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2032	1,245	1,385
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	1,500	1,677
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	1,000	1,118
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	795	889
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2033	1,120	1,257
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2034	2,895	3,020
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2034	1,000	1,133
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2035	2,015	2,097
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2036	110	119
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2036	2,000	2,031
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2036	1,145	1,284
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2036	1,085	1,230
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2036	2,325	2,414
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	2,595	2,914
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	1,000	1,064
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	1,025	1,163
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/2036	3,065	3,389
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2037	1,000	1,123
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/2037	250	252
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	1,110	1,231
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	2,260	2,518
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	1,165	1,298
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2038	200	201
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2038	1,140	1,267
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/2038	2,370	2,365
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2038	1,000	1,112
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2039	3,000	2,999
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2039	1,020	1,087
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/2039	2,000	1,995
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2040	545	578
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2040	1,575	1,731
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2040	1,375	1,506
New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/2040	1,500	1,272
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2040	1,120	1,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2041	1,545	1,631
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2041	1,090	1,184
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/2041	1,000	846
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2041	1,110	1,215
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/2041	8,000	8,635
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2042	2,900	2,829
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	510	536
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	2,000	2,123
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	1,075	1,149
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2042	1,570	1,669
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2042	1,085	1,170
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2043	1,000	1,009
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2043	2,000	2,149
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/2043	1,000	968
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2043	1,605	1,720
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2044	1,395	1,479
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2044	5,000	5,301
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2044	1,000	1,060
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2044	2,355	2,517
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2045	2,000	2,103
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2046	2,000	2,085
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.500%	2/1/2048	1,445	1,561
[6]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.700%	4/1/2026	3,100	3,100
[6]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.700%	4/1/2026	3,930	3,930
[6]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.750%	4/1/2026	8,465	8,465
[6]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.900%	4/1/2026	9,700	9,700
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/2035	1,500	1,561
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/2036	5,710	5,929
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/2038	1,675	1,729
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/2039	1,335	1,390
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/2033	1,000	1,028
	New York Energy Finance Development Corp. Supply Revenue PUT	5.000%	12/1/2033	9,020	9,208
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/2042	500	418
[9]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/2042	2,000	1,681
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	2.750%	2/15/2044	1,000	742
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/2031	1,500	1,319
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/2032	1,900	1,665
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/2033	1,440	1,236
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/2034	1,500	1,283
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/2035	1,400	1,189
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/2036	950	802
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/2041	3,050	2,333
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/2043	405	332
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	2,815	2,629
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/2031	1,445	1,471
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/2030	2,500	2,666
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/2032	1,000	807
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/2033	1,545	1,554
	New York Power Authority Green Revenue	5.000%	11/15/2033	1,000	1,155
[4]	New York Power Authority Green Transmission Revenue	5.000%	11/15/2028	1,000	1,068
[4]	New York Power Authority Green Transmission Revenue	5.000%	11/15/2048	1,000	1,045
[11]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/2027	500	517
[9]	New York State Dormitory Authority Revenue	5.000%	10/1/2031	1,000	1,093
	New York State Dormitory Authority Revenue	5.000%	7/1/2032	10,850	10,909
	New York State Dormitory Authority Revenue	3.000%	10/1/2032	1,000	975
	New York State Dormitory Authority Revenue	5.000%	7/1/2033	730	788
	New York State Dormitory Authority Revenue	5.000%	7/1/2033	1,000	1,114
	New York State Dormitory Authority Revenue	5.000%	10/1/2033	2,265	2,290
	New York State Dormitory Authority Revenue	5.000%	10/1/2033	500	537
	New York State Dormitory Authority Revenue	5.000%	11/1/2033	1,730	1,861
	New York State Dormitory Authority Revenue	5.000%	7/1/2035	1,000	1,155
	New York State Dormitory Authority Revenue	4.000%	7/1/2036	4,880	4,992
	New York State Dormitory Authority Revenue	5.000%	7/1/2036	1,000	1,158
	New York State Dormitory Authority Revenue	4.000%	7/1/2037	3,220	3,273
	New York State Dormitory Authority Revenue	5.000%	7/1/2037	685	786
[4]	New York State Dormitory Authority Revenue	5.000%	10/1/2037	2,500	2,698
[4]	New York State Dormitory Authority Revenue	5.000%	10/1/2037	1,635	1,831
	New York State Dormitory Authority Revenue	5.000%	7/1/2038	1,000	1,138

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Revenue	4.000%	5/1/2040	1,260	1,203
New York State Dormitory Authority Revenue	5.250%	7/1/2040	1,000	1,103
New York State Dormitory Authority Revenue	5.000%	7/1/2041	1,350	1,499
New York State Dormitory Authority Revenue	5.000%	7/1/2042	2,500	2,603
New York State Dormitory Authority Revenue	5.000%	7/1/2043	1,010	1,099
New York State Dormitory Authority Revenue PUT	5.000%	7/1/2032	750	832
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/2028	1,000	1,002
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/2032	1,000	1,002
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/2027	1,895	1,932
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/2029	550	569
New York State Dormitory Authority Revenue (Northwell Obligated Group)	4.000%	5/1/2038	500	492
New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/2043	1,000	1,053
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2029	320	342
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2030	1,050	1,141
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2031	2,000	2,204
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2031	1,130	1,245
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2033	1,975	1,988
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2035	1,000	1,003
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/2035	3,000	3,203
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2036	4,000	4,034
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2037	2,270	2,295
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2038	475	530
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2039	2,000	2,001
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/2039	2,000	2,043
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/2039	3,000	2,646
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2039	1,500	1,501
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2039	1,000	1,083
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/2040	3,000	2,600
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2040	1,000	990
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2040	1,180	1,172
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2040	1,420	1,541
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2042	7,980	7,747
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2042	3,000	3,225
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2043	1,120	1,079
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2043	2,000	1,926
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2043	1,000	1,070
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2043	615	664
New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	3/15/2029	680	725
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/2027	10	10
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	3/15/2032	70	74
New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/2030	4,000	4,352
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,795	1,813
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,460	1,648
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	2,035	2,314
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	2,000	2,018
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,000	1,143
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,500	1,556
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,160	2,234
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,500	2,577
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,000	2,083
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	2,000	2,073
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,590	1,709
New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2044	2,000	2,080
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	2,750	2,897
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/2029	1,000	1,004
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/2034	1,250	1,270
New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp. Project)	3.750%	5/15/2032	500	506
New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp. Project)	3.800%	8/1/2032	1,000	1,014
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/2043	1,730	1,879
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.250%	6/15/2045	2,500	2,730
New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/2036	1,550	1,272
New York State Housing Finance Agency Revenue	2.200%	11/1/2036	875	714
New York State Housing Finance Agency Revenue PUT	2.500%	5/1/2027	950	943
New York State Housing Finance Agency Revenue PUT	2.500%	5/1/2027	335	333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/2027	270	270
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/2028	1,000	1,002
	New York State Housing Finance Agency Revenue PUT	3.450%	5/1/2029	1,000	1,002
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/2029	1,475	1,480
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/2029	1,000	1,005
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/2029	2,425	2,426
	New York State Housing Finance Agency Revenue PUT	3.450%	11/1/2029	1,750	1,751
	New York State Housing Finance Agency Revenue PUT	3.100%	5/1/2030	315	314
	New York State Housing Finance Agency Revenue PUT	3.500%	5/1/2030	525	528
	New York State Housing Finance Agency Revenue PUT	3.200%	5/1/2031	225	224
	New York State Housing Finance Agency Revenue PUT	3.250%	5/1/2031	1,000	999
	New York State Housing Finance Agency Revenue PUT	3.375%	11/1/2031	3,705	3,710
	New York State Housing Finance Agency Revenue PUT	3.570%	11/1/2031	2,045	2,049
	New York State Housing Finance Agency Revenue PUT	3.600%	4/1/2032	1,000	1,004
	New York State Housing Finance Agency Revenue PUT	3.950%	1/1/2035	4,520	4,558
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.300%	12/15/2028	100	100
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	6/15/2029	500	501
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	12/15/2029	100	100
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	6,200	5,892
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	2,505	2,351
	New York State Thruway Authority General Revenue	4.000%	1/1/2042	1,000	986
	New York State Thruway Authority General Revenue	5.000%	1/1/2044	580	624
	New York State Thruway Authority General Revenue	4.000%	1/1/2045	1,675	1,562
	New York State Thruway Authority Revenue	5.000%	1/1/2036	1,045	1,104
	New York State Thruway Authority Revenue	5.000%	3/15/2040	1,325	1,423
	New York State Thruway Authority Revenue (Personal Income Tax)	4.000%	3/15/2042	1,000	967
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2033	2,010	2,012
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2036	2,000	2,032
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2037	2,000	2,030
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2040	1,590	1,558
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2042	1,490	1,440
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2042	2,000	1,933
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2042	2,000	2,118
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2043	5,000	5,250
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/2030	1,015	1,108
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/2041	3,000	2,570
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/2042	4,000	3,383
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/2043	225	217
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/2044	2,630	2,514
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,400	1,310
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/2033	350	367
	Onondaga NY Civic Development Corp. Revenue (Syracuse University Project)	5.250%	12/1/2042	695	776
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/2032	2,000	1,993
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/2036	1,230	1,285
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/2036	2,295	2,436
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2037	1,495	1,710
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2039	2,030	2,278
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2040	1,000	1,094
	Port Authority of New York & New Jersey Revenue	5.000%	1/15/2041	500	553
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2041	1,000	1,101
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2041	1,875	2,083
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2042	1,000	1,096
	Port Authority of New York & New Jersey Revenue	5.000%	8/15/2046	145	155
	Rockland County NY Economic Assistance Corp. Revenue (Secours Charity Health System Inc.)	7.250%	11/1/2045	1,000	1,064
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/2027	1,370	1,377
	Suffolk County NY Public Improvement GO	3.000%	10/15/2040	1,000	901
	Suffolk County NY Public Improvement GO	3.000%	10/15/2041	1,000	886
	Suffolk NY Regional Off-Track Betting Corp. Revenue	5.000%	12/1/2034	500	512
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/2029	1,870	1,908
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/2034	3,745	3,798
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2030	450	456
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2031	460	466
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2032	285	289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2027	5,000	5,141
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/2034	1,000	1,132
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/2034	8,000	9,143
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/2036	1,000	671
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2040	1,000	1,072
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/2040	1,000	1,108
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	2.000%	5/15/2045	1,000	999
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2045	1,355	1,429
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2046	1,920	2,012
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/2028	1,500	1,448
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/2030	1,000	864
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/2032	1,130	909
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2036	1,000	1,019
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2037	2,000	2,037
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2038	1,750	1,951
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2040	1,450	1,572
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2041	1,000	1,092
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2042	2,000	2,044
[6]	Triborough Bridge & Tunnel Authority New York Revenue VRDO	2.750%	4/1/2026	1,900	1,900
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/2033	1,000	1,145
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/2044	1,500	1,604
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2040	1,835	1,980
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	1,000	949
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/2040	515	571
	Westchester County NY Local Development Corp. Revenue (Health Care Project)	6.500%	11/1/2030	1,500	1,559
	Westchester County NY Local Development Corp. Revenue (Health Care Project)	7.250%	11/1/2045	1,500	1,667
[7]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/2036	700	716
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/2031	1,085	1,085
[4]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/2032	1,000	1,095
[4]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/2033	1,250	1,373
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/2028	1,400	1,431
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/2033	1,500	1,528
[9]	Yonkers NY GO	5.000%	11/15/2038	500	541
					985,472
North Carolina (0.4%)
	Charlotte NC Airport Revenue	5.000%	7/1/2041	2,000	2,161
	Charlotte NC GO	5.000%	7/1/2042	2,950	3,194
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/2042	1,000	1,093
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	3.250%	6/15/2027	770	773
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/2029	1,625	1,531
[6]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue VRDO	2.750%	4/1/2026	800	800
	Durham NC Housing Authority Multifamily Housing Revenue (Sandy Ridge Station) PUT	3.200%	7/1/2029	710	712
[4]	Fayetteville NC State University Revenue	5.000%	4/1/2043	2,720	2,795
	Henderson County NC Revenue	5.000%	10/1/2036	450	511
	Henderson County NC Revenue	5.000%	10/1/2037	660	744
	Inlivian NC Multifamily Tax-Exempt Mortgage Backed Revenue	4.450%	6/1/2041	990	950
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/2054	840	898
	North Carolina Housing Finance Agency Homeownership Revenue	6.250%	1/1/2057	500	565
	North Carolina Housing Finance Agency Multifamily Housing Revenue PUT	3.150%	2/1/2029	350	350
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/2033	1,000	963
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2037	1,890	2,103
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2038	1,250	1,382
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2039	3,575	3,926
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2041	1,000	1,072
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System) PUT	5.000%	6/4/2030	1,300	1,392
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/2040	800	755
	North Carolina Medical Care Commission Retirement Facilities Revenue (Deerfield Episcopal Retirement Community Project)	3.450%	11/1/2030	115	114
	North Carolina Medical Care Commission Retirement Facilities Revenue (Deerfield Episcopal Retirement Community Project)	3.750%	11/1/2031	2,675	2,644

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Retirement Facilities Revenue (Penick Village Project)	5.000%	9/1/2034	115	121
[4]	North Carolina Turnpike Authority Revenue	0.000%	1/1/2034	1,000	751
[4]	North Carolina Turnpike Authority Revenue	5.000%	1/1/2038	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/2039	2,000	2,005
	Pender County NC GO	3.000%	3/1/2039	2,000	1,816
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/2028	325	344
	Raleigh NC Housing Authority Multifamily Revenue (Maple Ridge Apartments) PUT	3.150%	2/1/2029	265	266
	Wake County NC Revenue	5.000%	9/1/2036	2,000	2,113
	Wake County NC Revenue	5.000%	5/1/2040	1,000	1,104
	Western California University General Revenue	3.000%	4/1/2036	1,480	1,399
					41,378
North Dakota (0.0%)
	Cass County ND Joint Water Resource District Revenue	3.450%	4/1/2027	1,115	1,115
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/2029	445	464
[4]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/2039	1,000	843
[4]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/2039	475	503
	Horace ND GO	4.500%	5/1/2039	600	604
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/2053	765	810
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	6.000%	1/1/2056	465	509
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/2056	235	257
					5,105
Ohio (1.3%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/2029	1,300	1,349
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/2037	2,200	2,200
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	11/1/2039	1,000	1,073
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	11/1/2040	1,500	1,596
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/2040	1,200	1,145
[6]	Allen County OH Hospital Facilities Revenue (Mercy Health) VRDO	2.750%	4/1/2026	4,360	4,360
[6]	Allen County OH Hospital Facilities Revenue (Mercy Health) VRDO	2.750%	4/1/2026	2,100	2,100
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/2029	1,250	1,329
	Bowling Green State University Ohio Revenue	5.000%	6/1/2026	400	402
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/2035	1,150	1,210
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/2032	2,015	2,048
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/2026	725	729
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/2027	380	385
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/2038	365	364
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/2037	1,000	1,058
[4]	Columbus OH City School District GO	0.000%	12/1/2029	1,000	894
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	12/1/2034	590	578
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/2036	1,000	947
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/2036	1,100	1,113
	Columbus OH Metropolitan Housing Authority Revenue (Demorest Townhomes Project)	5.000%	11/1/2035	2,000	2,090
	Columbus OH Metropolitan Housing Authority Revenue (Thornton Hall Project)	5.000%	12/1/2035	470	488
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/2041	500	541
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/2044	500	530
	Columbus-Franklin County OH Finance Authority Multifamily Housing Revenue PUT	3.190%	6/1/2029	500	502
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/2032	1,000	1,007
[7]	Delaware County OH Port Authority Revenue	6.000%	8/1/2045	1,000	1,072
	EHOVE OH Joint Vocational School District GO	5.000%	12/1/2036	750	800
	EHOVE OH Joint Vocational School District GO	5.000%	12/1/2037	1,905	2,023
	EHOVE OH Joint Vocational School District GO	5.000%	12/1/2042	735	768
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/2030	680	703
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/2039	715	723
[6]	Franklin County OH Hospital Revenue (Nationwide Childrens Hospital) VRDO	2.700%	4/1/2026	6,545	6,545
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2028	830	873
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/2034	1,000	1,070
	Hamilton County OH Health Care Improvement & Refunding Revenue (Life Enriching Communities Project)	5.250%	1/1/2045	145	148
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/2036	1,000	1,016
[6]	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group) VRDO	2.800%	4/1/2026	7,305	7,305
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/2028	625	650
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	8/1/2035	2,740	2,930
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.500%	8/1/2040	1,750	1,880
	Hamilton County OH Sewer System Revenue	5.000%	12/1/2030	500	549
	Lancaster Port Authority OH Gas Supply Revenue PUT	5.000%	8/1/2030	810	852
	Lorain OH Metropolitan Housing Authority Multifamily Revenue (Wilkes Villa) PUT	3.220%	6/1/2028	295	295
	Montgomery County OH Health Care Facilities Revenue	5.000%	9/1/2039	525	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/2034	900	845
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/2040	1,000	852
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/2038	1,000	955
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/2042	1,000	898
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/2031	2,290	2,393
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/2037	2,590	2,657
	North Ridgeville OH City School District GO	5.000%	12/1/2040	625	647
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/2027	500	505
[12]	Ohio Air Quality Development Authority Revenue (American Electric Power Co. Project) PUT	3.500%	4/1/2030	1,015	1,016
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/2027	730	738
	Ohio Air Quality Development Authority Revenue (FirstEnergy Generation Project)	3.375%	8/1/2029	2,000	1,966
	Ohio Air Quality Development Authority Revenue (Valley Electric Corp. Project)	3.250%	9/1/2029	525	521
	Ohio Air Quality Development Authority Revenue (Valley Electric Corp. Project)	4.350%	6/30/2040	275	270
	Ohio GO	5.000%	5/1/2033	1,010	1,053
	Ohio GO	5.000%	3/1/2035	1,000	1,018
	Ohio GO	5.000%	5/1/2035	770	851
	Ohio GO	5.000%	5/1/2036	600	659
	Ohio GO	5.000%	3/1/2038	2,000	2,029
	Ohio Housing Finance Agency Multifamily Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	570	574
	Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/2053	770	813
	Ohio Housing Finance Agency Residential Mortgage Revenue	6.375%	3/1/2056	190	216
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/2035	1,320	1,377
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/2037	2,240	2,322
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/2026	925	925
	Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/2037	1,050	985
[6]	Ohio State Higher Educational Facility Commission Revenue (Cleveland Clinic Health System) VRDO	2.800%	4/1/2026	7,550	7,550
	Ohio State Higher Educational Facility Commission Revenue (John Carroll University)	4.000%	10/1/2045	1,000	822
	Ohio State Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	2/1/2036	750	835
	Ohio State Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/2033	345	368
	Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/2028	1,000	995
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/2029	1,190	1,261
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/2032	1,000	1,107
	Ohio State Hospital Revenue (Cleveland Clinic Health System) Prere.	5.000%	10/1/2034	35	40
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/2033	105	110
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/2035	500	520
[6]	Ohio State Hospital Revenue (University Hospitals Health System) VRDO	2.900%	4/1/2026	9,300	9,300
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/2055	455	494
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/2056	245	270
	Ohio Turnpike Commission Revenue	0.000%	2/15/2036	2,000	1,417
	Ohio Turnpike Commission Revenue	5.000%	2/15/2043	2,500	2,547
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/2035	1,310	1,354
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/2043	1,000	494
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2037	2,425	2,736
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2038	5,000	5,603
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2042	1,100	1,194
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2043	1,230	1,335
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2044	1,000	1,071
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2044	1,650	1,778
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/2026	1,850	1,881
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/2027	1,485	1,528
	Port of Greater Cincinnati Development Authority Ohio Revenue	5.000%	12/1/2039	1,490	1,616
	Princeton OH City School District GO	0.000%	12/1/2041	1,000	476
	Summit County OH Development Finance Authority Parking System Revenue	5.500%	12/1/2043	200	213
[9]	Summit County OH Development Finance Authority Student Housing Revenue (Akron Project)	5.000%	7/1/2039	450	477
[9]	Summit County OH Development Finance Authority Student Housing Revenue (Akron Project)	5.000%	7/1/2045	290	297
	University of Cincinnati OH Revenue	5.000%	6/1/2043	4,000	4,246
[6,7]	University of Toledo Revenue TOB VRDO	2.850%	4/1/2026	2,045	2,045
					143,860
Oklahoma (0.3%)
	Grand River Dam Authority Revenue	5.000%	6/1/2042	1,000	1,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lawton OK Industrial Development Authority Sales Tax Revenue	5.000%	7/1/2039	230	247
	Lawton OK Industrial Development Authority Sales Tax Revenue	5.000%	7/1/2040	135	144
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/2028	1,245	1,112
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/2038	985	986
	Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/2028	15	15
[12]	Oklahoma Capitol Improvement Authority Highway Revenue	5.000%	7/1/2046	2,000	2,113
	Oklahoma Capitol Improvement Authority State Highways Capital Improvement Revenue	5.000%	7/1/2040	1,000	1,103
	Oklahoma City OK GO	4.000%	3/1/2039	1,420	1,443
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/2028	1,500	1,543
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/2033	1,030	1,050
	Oklahoma State Industries Authority Educational Facilities Lease Revenue	5.000%	4/1/2031	1,235	1,352
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/2035	1,450	1,409
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2036	1,000	1,133
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2040	1,000	1,103
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2041	1,000	1,094
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,066
	Oklahoma Water Resources Board State Loan Program Revenue	5.000%	10/1/2038	400	436
	Oklahoma Water Resources Board State Loan Program Revenue	5.000%	10/1/2041	2,370	2,546
	Oklahoma Water Resources Board State Loan Program Revenue	5.000%	10/1/2045	2,000	2,115
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/2029	645	689
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/2031	1,500	1,546
	Tulsa OK Metropolitan Utility Authority Revenue	4.000%	4/1/2037	750	763
[9]	University of Oklahoma Revenue	5.000%	7/1/2040	700	759
[9]	University of Oklahoma Revenue	5.000%	7/1/2041	865	933
[9]	University of Oklahoma Revenue	5.000%	7/1/2042	865	928
[9]	University of Oklahoma Revenue	5.000%	7/1/2043	920	981
					29,677
Oregon (0.6%)
	Clackamas County OR Community College District GO	5.000%	6/15/2034	1,145	1,313
	Clackamas County OR School District No. 12 GO	0.000%	6/15/2038	1,340	782
	Clackamas County OR School District No. 12 GO Prere.	0.000%	6/15/2027	160	95
	Clackamas County OR School District No. 62 GO	0.000%	6/15/2029	230	210
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/2033	1,140	1,168
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/2031	750	630
[18]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2034	1,000	1,110
[4]	Medford OR Hospital Facilities Authority Revenue (Asante Projects)	4.000%	8/15/2045	1,000	915
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/2037	1,000	905
	Oregon Department of Transportation Grant Anticipation Revenue	5.000%	5/15/2033	500	566
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2032	2,000	2,257
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2034	5,000	5,739
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2040	1,050	1,112
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2042	5,125	5,342
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/2033	1,000	1,003
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/2027	450	458
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/2027	450	458
	Oregon GO	5.000%	5/1/2036	5,000	5,095
	Oregon GO	5.000%	5/15/2036	450	482
	Oregon GO	5.000%	5/1/2039	1,650	1,835
	Oregon GO	5.000%	5/1/2041	1,900	2,089
	Oregon GO	5.250%	6/1/2042	1,000	1,119
	Oregon Health & Science University Revenue	4.000%	7/1/2036	2,000	2,005
	Oregon Housing & Community Services Department Mortgage Revenue	3.930%	10/1/2036	1,902	1,863
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/2051	775	783
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/2053	1,385	1,482
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/2028	1,570	1,589
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/2037	1,000	1,129
	Oregon State Department Administrative Services Lottery Revenue	5.250%	4/1/2043	1,450	1,610
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/2030	1,535	1,648
	Portland OR Sewer System Revenue	5.000%	6/1/2029	1,000	1,073
	Portland OR Sewer System Revenue	5.000%	10/1/2041	500	551
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/2040	1,880	1,943
	Portland OR Water System Revenue	2.000%	5/1/2042	2,000	1,404
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/2033	540	551
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/2038	500	506
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/2036	1,000	933
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/2038	1,580	1,621
	University of Oregon Revenue	5.000%	4/1/2045	565	608
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/2036	1,305	1,332
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2037	2,443	1,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2038	1,400	838
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2043	1,400	616
	Washington Multnomah & Yamhill Counties Hillsboro School District No. 1 GO	5.000%	6/15/2035	2,400	2,453
					62,759
Pennsylvania (2.3%)
	Abington PA School District GO	4.000%	10/1/2039	2,500	2,410
	Adams County PA General Authority College Revenue	5.000%	8/15/2033	1,000	1,059
	Adams County PA General Authority College Revenue	5.000%	8/15/2040	1,260	1,343
	Allegheny County PA GO	4.000%	11/1/2030	1,025	1,030
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/2034	550	551
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2027	1,010	1,029
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2032	1,000	1,035
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2033	1,000	1,034
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2034	1,000	1,032
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2035	1,000	1,030
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/2038	2,400	2,330
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/2032	900	1,011
	Allegheny County PA Sanitary Authority Sewer Revenue	3.000%	6/1/2039	1,410	1,208
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/2041	1,185	1,187
[7]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2027	150	153
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2029	900	946
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2030	1,260	1,339
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2031	500	535
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2032	1,075	1,159
[7]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2033	1,000	1,025
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2035	1,035	1,100
[7]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/2042	2,000	2,014
[9]	Allentown PA School District GO	5.000%	6/1/2031	1,000	1,003
	Bethel Park PA School District GO	4.000%	8/1/2034	1,100	1,125
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	4.000%	10/1/2035	1,000	978
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	5.000%	10/1/2037	1,105	1,149
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/2030	1,735	1,766
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/2030	750	792
[4]	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/2032	500	552
	Centennial PA School District Bucks County GO	5.000%	12/15/2029	1,445	1,556
[9]	Coatesville PA Area School District Building GO	0.000%	10/1/2034	450	310
[9]	Coatesville PA Area School District GO	4.250%	11/15/2039	2,000	2,014
[4]	Coatesville PA Area School District GO	5.250%	11/15/2043	1,000	1,063
[9]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/2026	335	335
[9]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/2027	365	366
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/2026	500	502
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/2026	1,000	1,004
	Commonwealth Financing Authority Pennsylvania Tobacco Master Settlement Payment Revenue	5.000%	6/1/2035	1,515	1,563
	Cumberland County PA Municipal Authority Revenue	4.000%	11/1/2044	2,000	1,825
	Cumberland County PA Municipal Authority Revenue (Messiah Village Project)	5.000%	6/1/2028	140	144
	Cumberland County PA Municipal Authority Revenue (Messiah Village Project)	5.000%	6/1/2036	845	899
	Cumberland County PA Municipal Authority Revenue (Messiah Village Project)	5.250%	6/1/2044	465	476
[7]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/2030	840	672
	Delaware PA GO	5.000%	8/1/2039	420	451
	Delaware Valley PA Regional Finance Authority Local Government Revenue	4.000%	12/1/2038	885	887
	DuBois PA Hospital Authority Revenue (Penn Highlands Healthcare)	5.000%	7/15/2031	1,455	1,466
[9]	Gateway PA School District Alleghany County GO	3.000%	10/15/2037	1,000	908
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/2039	1,600	1,557
[4]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/2037	3,400	3,448
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/2029	830	841
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/2036	845	850
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/2037	3,000	3,020
	Latrobe PA Industrial Development Authority University Revenue (Seton Hill University)	4.000%	3/1/2040	225	195
[9]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/2043	1,000	1,001
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) Prere.	5.000%	7/1/2026	1,220	1,227
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/2040	1,250	1,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/2041	2,000	1,893
	Montgomery County PA GO	5.000%	10/1/2039	1,000	1,066
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/2032	1,515	1,588
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/2035	700	705
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/2028	2,955	3,017
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2038	1,000	1,027
[4]	Northampton County PA General Purpose Authority Revenue	4.000%	8/15/2043	2,150	2,020
	Pennsylvania COP	5.000%	7/1/2026	500	503
	Pennsylvania COP	5.000%	7/1/2027	500	514
[4]	Pennsylvania Economic Development Financing Authority Revenue (Capitol Region Parking System)	4.125%	1/1/2043	500	489
	Pennsylvania Economic Development Financing Authority Revenue (Eastern University Project)	5.000%	10/1/2045	375	371
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/2027	250	250
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/2027	630	631
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2030	1,095	1,168
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2032	1,920	2,074
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2035	4,980	5,415
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/2029	1,060	1,070
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/2030	1,510	1,554
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/2032	740	799
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/2037	1,400	1,381
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/2038	1,000	978
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/2042	1,540	1,451
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/2026	1,000	984
	Pennsylvania GO	5.000%	9/15/2026	1,500	1,517
	Pennsylvania GO	5.000%	9/1/2028	2,500	2,643
	Pennsylvania GO	4.000%	1/1/2029	3,000	3,027
	Pennsylvania GO	5.000%	9/1/2031	3,000	3,321
[4]	Pennsylvania GO	4.000%	3/1/2033	1,110	1,129
[4]	Pennsylvania GO	4.000%	3/1/2034	1,670	1,697
	Pennsylvania GO	5.000%	10/1/2035	2,500	2,759
	Pennsylvania GO	4.000%	3/1/2036	1,000	1,012
	Pennsylvania GO	3.000%	5/15/2036	810	763
	Pennsylvania GO	4.000%	3/1/2037	1,000	1,012
[9]	Pennsylvania GO	4.000%	3/1/2037	1,000	1,011
	Pennsylvania GO	2.000%	5/15/2038	1,390	1,060
	Pennsylvania GO	2.000%	5/15/2039	1,000	738
	Pennsylvania GO	2.000%	5/15/2040	1,040	751
	Pennsylvania GO	2.000%	5/15/2041	1,030	718
	Pennsylvania GO	4.000%	8/15/2041	1,000	1,004
	Pennsylvania GO	4.000%	9/1/2041	1,500	1,507
	Pennsylvania GO	5.000%	4/1/2042	820	901
	Pennsylvania GO	4.000%	9/1/2042	1,500	1,500
	Pennsylvania GO	5.000%	4/1/2044	1,500	1,622
	Pennsylvania GO	5.000%	4/1/2045	1,500	1,608
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	11/1/2040	1,305	1,400
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	4.000%	11/1/2042	500	468
[6]	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	2.900%	4/1/2026	16,600	16,600
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/2035	1,900	1,931
	Pennsylvania Housing Finance Agency Multifamily Development Revenue (Fairhill Phase I) PUT	3.150%	7/1/2029	205	205
	Pennsylvania Housing Finance Agency Multifamily Development Revenue (Fairhill Phase II) PUT	3.150%	7/1/2029	195	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/2037	2,205	2,186
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/2041	1,500	1,150
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/2041	1,270	1,317
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/2052	805	817
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/2053	1,831	1,929
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/2053	790	835
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/2053	1,870	2,017
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.750%	10/1/2040	1,000	1,024
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.000%	10/1/2054	485	524
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.500%	10/1/2055	1,000	1,137
	Pennsylvania State University Revenue	5.000%	9/1/2040	1,000	1,103
	Pennsylvania State University Revenue	5.000%	9/1/2042	1,000	1,092
	Pennsylvania State University Revenue	5.000%	9/1/2043	1,000	1,034
	Pennsylvania State University Revenue	5.000%	9/1/2044	1,255	1,293
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/2032	1,000	1,033
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/2028	630	639
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2026	750	761
	Pennsylvania Turnpike Commission Revenue	6.000%	12/1/2030	1,370	1,440
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2032	1,500	1,536
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2032	1,000	1,111
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2032	2,000	2,240
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2033	1,570	1,759
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2033	1,760	1,988
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2035	1,000	1,028
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2036	1,060	1,170
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2037	1,000	1,052
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2039	1,520	1,610
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2040	1,060	1,142
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2040	535	591
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2041	1,000	1,092
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2042	1,705	1,729
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2042	1,000	1,086
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2042	1,000	1,093
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2043	1,000	1,031
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2043	2,015	2,175
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2044	1,000	1,074
	Pennsylvania Turnpike Commission Revenue PUT	5.000%	12/1/2032	625	693
	Philadelphia PA Airport Revenue	5.000%	7/1/2034	1,500	1,610
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/2032	1,000	1,039
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/2035	2,000	2,002
[6]	Philadelphia PA Authority for Industrial Development Hospital Revenue VRDO	2.650%	4/1/2026	5,035	5,035
	Philadelphia PA Authority for Industrial Development Revenue	5.000%	11/1/2042	565	567
	Philadelphia PA Authority for Industrial Development Revenue Prere.	5.000%	5/1/2027	435	446
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/2031	800	791
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/2036	1,000	1,009
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph's University)	4.000%	11/1/2035	1,200	1,199
	Philadelphia PA Gas Works Revenue	5.000%	10/1/2026	1,000	1,012
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2033	1,175	1,315
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2036	1,300	1,324
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2039	1,000	1,084
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2030	1,000	1,013
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2032	1,610	1,626
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2034	1,000	1,007
[4]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2037	1,000	1,065
[4]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/2039	1,000	968
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/2042	1,000	1,058
	Philadelphia PA School District GO	5.000%	9/1/2031	940	942
[4]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2031	1,380	1,527
[4]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2032	1,280	1,432
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/2038	1,500	1,622
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/2040	2,000	2,139
[4]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2043	1,090	1,176
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/2045	1,000	1,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/2030	1,000	1,076
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/2033	1,465	1,500
	Pittsburgh PA GO	5.000%	9/1/2039	450	483
	Pittsburgh PA GO	5.000%	9/1/2042	500	529
[4]	River Valley School District PA GO	4.000%	3/15/2028	1,145	1,168
[4]	River Valley School District PA GO	4.000%	3/15/2033	1,810	1,855
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/2026	770	781
	School District of Philadelphia GO	5.000%	9/1/2030	1,000	1,083
	School District of Philadelphia GO	5.000%	9/1/2030	1,465	1,586
	School District of Philadelphia GO	5.000%	9/1/2031	1,115	1,222
	School District of Philadelphia GO	5.250%	9/1/2039	2,000	2,191
[4]	Scranton PA GO	5.000%	11/15/2029	625	661
	Scranton-Lackawanna PA Health & Welfare Authority Revenue	5.000%	11/1/2032	815	891
[19]	Shaler PA Area School District GO	0.000%	9/1/2031	1,195	971
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/2027	1,135	1,151
	Southcentral PA General Authority Revenue (Wellspan Health Group)	5.000%	6/1/2032	2,165	2,385
[4]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/2026	1,650	1,657
[4]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/2032	1,105	1,120
	Swarthmore Borough Authority PA College Revenue PUT	5.000%	9/13/2035	1,000	1,133
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/2041	750	632
[9]	Westmoreland County PA Municipal Authority Service Revenue	4.000%	8/15/2034	5,000	5,027
[9]	Wilkes-Barre PA Area School District GO	5.000%	8/1/2034	1,300	1,317
	Wilson PA School District GO	5.000%	5/15/2038	750	816
					258,551
Puerto Rico (0.7%)
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2029	250	261
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2030	1,565	1,651
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2033	2,610	2,727
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2033	2,160	2,267
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2035	1,555	1,606
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	815	840
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	700	721
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	395	409
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	1,325	1,252
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	520	491
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	1,260	1,191
	Puerto Rico Commonwealth GO	4.000%	7/1/2037	1,823	1,760
	Puerto Rico Commonwealth GO	4.000%	7/1/2041	1,825	1,689
	Puerto Rico Commonwealth GO	0.000%	11/1/2043	4,674	3,131
	Puerto Rico Commonwealth GO	0.000%	11/1/2051	7,861	5,444
	Puerto Rico GO	5.625%	7/1/2027	5,530	5,636
	Puerto Rico GO	5.625%	7/1/2029	6,627	6,997
	Puerto Rico GO	5.750%	7/1/2031	5,673	6,193
	Puerto Rico GO	0.000%	7/1/2033	4,096	2,973
	Puerto Rico GO	4.000%	7/1/2033	8,128	8,113
	Puerto Rico GO	4.000%	7/1/2035	4,164	4,103
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/2033	215	225
[4]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/2026	1,000	1,011
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2027	748	719
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2029	1,898	1,705
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2031	1,240	1,031
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2033	6,827	5,246
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/2040	12,850	12,664
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/2040	1,565	1,559
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	43	36
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	559	551
					84,202
Rhode Island (0.1%)
[4]	Providence RI Public Building Authority Revenue	5.000%	9/15/2033	1,000	1,106
[4]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/2036	1,365	1,414
[4]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/2037	2,590	2,676
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/2030	500	503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Commerce Corp. Revenue	5.000%	5/15/2039	1,000	1,080
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/2031	325	350
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/2037	1,000	1,053
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/2049	425	425
[6,7]	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue TOB VRDO	2.750%	4/1/2026	1,000	1,000
					9,607
South Carolina (0.5%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/2034	250	265
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/2030	400	438
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/2035	825	898
	Charleston SC Housing Authority Revenue (Ashley West)	5.000%	9/1/2035	330	347
	Charleston SC Housing Authority Revenue (Kiawah Homes)	5.000%	12/1/2041	1,000	1,031
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/2028	1,000	1,050
	Georgetown County SC School District GO	3.000%	3/1/2031	1,665	1,630
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/2043	1,000	1,049
	Lancaster County SC School District GO	4.000%	3/1/2032	1,000	1,010
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/2034	1,500	1,502
	Medical University SC Hospital Authority Mortgage Revenue (Indian Land Project)	5.000%	11/15/2038	1,000	1,059
	Orangeburg County School District Revenue	5.000%	6/1/2041	1,810	1,885
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/2031	5,290	5,647
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/2031	2,325	2,500
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/2036	825	828
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/2033	4,000	4,050
	Scago Public Facilities Corp. for Georgetown County Revenue	5.000%	6/1/2035	1,000	1,094
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/2037	1,500	1,542
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/2031	1,700	1,864
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/2038	1,425	1,539
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/2040	1,250	1,359
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/2043	1,175	1,260
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.500%	11/1/2045	1,110	1,197
	South Carolina Jobs-Economic Development Authority Healthcare Revenue (Beaufort Memorial Hospital)	5.250%	11/15/2039	500	512
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/2035	1,000	1,085
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue (Bon Secours Mercy Health Inc.)	5.250%	11/1/2043	500	537
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue (Bon Secours Mercy Health Inc.) PUT	5.000%	11/1/2030	1,250	1,361
	South Carolina Jobs-Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/2035	2,000	2,064
	South Carolina Jobs-Economic Development Authority Residential Revenue	4.000%	12/1/2035	2,255	2,217
	South Carolina Jobs-Economic Development Authority Residential Revenue	5.000%	12/1/2035	2,300	2,408
	South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/2028	200	200
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	4/1/2036	150	160
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/2037	1,000	1,071
	South Carolina Jobs-Economic Development Authority Revenue (Charleston Southern University)	5.000%	9/1/2036	710	726
	South Carolina Jobs-Economic Development Authority Revenue (Charleston Southern University)	5.000%	9/1/2041	670	661
	South Carolina Public Service Authority Revenue	4.000%	12/1/2033	1,000	1,027
	South Carolina Public Service Authority Revenue	5.250%	12/1/2034	1,500	1,677
	South Carolina Public Service Authority Revenue	4.000%	12/1/2037	2,500	2,511
	South Carolina Public Service Authority Revenue	5.000%	12/1/2043	1,000	1,064
	South Carolina Public Service Authority Revenue	5.000%	12/1/2045	3,415	3,585
	South Carolina State GO	5.000%	4/1/2041	2,260	2,433
	South Carolina State GO	5.000%	4/1/2042	1,810	1,940
					62,283
South Dakota (0.2%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/2041	2,660	2,350
	Sioux Falls SD Sales Tax Revenue	5.000%	11/15/2036	1,660	1,774
	South Dakota Health & Educational Facilities Authority Revenue	5.000%	11/1/2038	1,000	1,103
	South Dakota Health & Educational Facilities Authority Revenue PUT	5.000%	11/1/2029	1,000	1,057
	South Dakota Health & Educational Facilities Authority Revenue PUT	5.000%	11/1/2032	1,335	1,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/2032	2,915	2,970
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/2034	2,125	2,122
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health)	4.000%	9/1/2036	2,500	2,455
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/2051	585	578
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/2052	995	980
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/2054	155	164
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.250%	5/1/2056	7,000	7,910
	South Dakota State Building Authority Revenue	5.000%	6/1/2037	1,000	1,019
					25,934
Tennessee (0.9%)
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.000%	12/1/2035	1,500	1,661
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.250%	12/1/2044	1,000	1,062
	Cleveland TN Health & Educational Facilities Board Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	1,140	1,191
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/2027	1,590	1,628
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/2035	1,000	1,034
	Jackson TN Hospital Project Revenue	5.000%	4/1/2038	3,620	3,700
[6,7]	Knox County & Knoxville TN Sports Authority Public Facility Revenue (Multi-Use Stadium Project) TOB VRDO	2.850%	4/1/2026	3,250	3,250
	Knox County TN GO	3.000%	6/1/2037	3,580	3,228
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/2036	1,000	1,011
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/2027	925	930
[7]	Knoxville TN Industrial Development Board Revenue (Maplehurst Project)	4.250%	11/1/2030	1,000	991
	Memphis TN GO	4.000%	6/1/2031	1,000	1,001
	Memphis TN GO	5.000%	4/1/2041	1,120	1,200
	Memphis TN GO	5.000%	4/1/2041	1,185	1,270
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/2034	500	533
	Metropolitan Government Nashville & Davidson County TN Industrial Development Board Multifamily Housing Revenue PUT	3.150%	7/1/2029	815	816
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/2037	840	856
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/2037	1,000	1,078
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2036	1,525	1,565
[12]	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/2036	1,000	1,152
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2042	1,450	1,439
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2042	2,100	2,083
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2043	1,500	1,481
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	7/1/2029	1,000	1,069
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/2031	215	211
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/2039	750	798
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue PUT	3.200%	12/1/2029	500	501
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	1,000	1,050
[4]	Metropolitan Government of Nashville & Davidson County TN Sports Authority Revenue	5.000%	7/1/2041	2,990	3,189
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/2039	3,500	3,058
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2039	1,430	1,499
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2040	860	916
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2041	1,155	1,269
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2043	1,345	1,459
[18]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2031	300	313
	Rutherford County TN Health & Educational Facilities Board Revenue (Ascension Health Senior Credit Group) PUT	5.000%	11/15/2030	1,275	1,377
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care)	5.250%	9/1/2034	1,910	2,091
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care) PUT	5.000%	9/1/2029	1,000	1,049
[4]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2032	1,000	1,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2033	1,265	1,382
[4]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2034	1,305	1,428
[4]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2035	1,525	1,669
	Tennergy Corp. TN Gas Revenue PUT	5.000%	12/1/2029	11,485	12,040
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/2030	3,135	3,333
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/2031	720	761
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/2026	570	574
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/2027	730	739
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	11/1/2034	5,285	5,639
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	12/1/2035	9,160	9,699
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/2028	5,540	5,714
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/2052	740	744
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/2054	830	883
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/2027	510	516
					100,219
Texas (8.2%)
	Alamo TX Area Housing Finance Corp. Multifamily Revenue (Cedar Bluff Apartments) PUT	3.390%	7/1/2028	500	504
	Alamo TX Community College District GO	5.000%	8/15/2036	3,000	3,346
	Alamo TX Community College District GO	5.000%	8/15/2038	880	969
	Alamo TX Community College District GO	5.000%	8/15/2041	1,200	1,301
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/2028	1,000	1,046
[20]	Aldine TX Independent School District GO	5.000%	2/15/2038	1,225	1,344
	Allen TX GO	5.000%	8/15/2039	1,250	1,356
[20]	Andrews Independent School District GO	5.000%	2/15/2028	1,025	1,072
[20]	Angleton TX Independent School District Unlimited Tax Bonds GO	4.000%	2/15/2044	1,000	967
[20]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/2033	600	611
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/2028	305	319
[9]	Arlington TX Special Tax Revenue	5.000%	2/15/2032	1,160	1,200
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/2037	1,435	1,505
	Austin TX Affordable PFC Inc. Multifamily Housing Revenue (Eagle's Landing Family Apartments)	4.500%	3/1/2043	1,000	988
	Austin TX Airport System Revenue	5.000%	11/15/2026	1,120	1,136
	Austin TX Airport System Revenue	5.000%	11/15/2032	1,260	1,276
	Austin TX Community College District GO	4.000%	8/1/2030	1,845	1,850
	Austin TX Community College District Public Facility Corp. Lease Revenue	5.000%	8/1/2028	500	525
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/2044	1,000	1,025
	Austin TX Independent School District GO	5.000%	8/1/2028	1,000	1,054
[20]	Austin TX Independent School District GO	5.000%	8/1/2036	2,920	3,261
[20]	Austin TX Independent School District GO	5.000%	8/1/2040	1,040	1,115
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2030	4,995	5,060
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2036	1,000	1,100
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2037	1,000	1,009
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2038	1,675	1,820
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2042	2,500	2,700
[20]	Barbers Hill Independent School District GO	3.000%	2/15/2038	1,000	895
[20]	Barbers Hill Independent School District GO	4.000%	2/15/2041	1,690	1,678
[20]	Bastrop Independent School District GO	5.000%	2/15/2042	4,115	4,374
[20]	Birdville Independent School District GO	5.000%	2/15/2043	2,500	2,646
[20]	Boerne TX Independent School District GO PUT	4.000%	2/1/2028	1,170	1,191
[20]	Bonham Independent School District GO	5.000%	2/15/2042	1,325	1,411
[20]	Brock TX Independent School District GO	5.000%	8/15/2039	1,000	1,074
[20]	Burleson TX Independent School District GO	5.000%	8/1/2028	635	670
[20]	Canutillo TX Independent School District GO	5.000%	2/15/2041	650	698
[20]	Canutillo TX Independent School District GO	5.000%	2/15/2042	800	854
[20]	Canutillo TX Independent School District GO	5.000%	2/15/2043	835	887
[20]	Canutillo TX Independent School District GO	5.000%	2/15/2044	500	528
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/2029	1,285	1,367
[20]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/2039	1,000	881
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/2040	2,170	2,337
[10]	Cedar Hill TX Independent School District GO	0.000%	8/15/2026	1,000	989
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2035	1,000	1,019
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2036	1,115	1,124
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2039	3,000	3,001
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/2039	1,000	1,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/2041	445	382
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/2033	525	591
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2032	1,020	1,096
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2032	600	660
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2036	1,500	1,481
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2036	700	709
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2037	1,190	1,294
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2040	1,665	1,780
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2044	1,705	1,605
	Collin County TX Community College District Revenue	4.000%	8/15/2042	3,000	2,988
	Collin County TX GO	5.000%	2/15/2027	3,900	3,983
	Collin County TX GO	5.000%	2/15/2028	1,450	1,513
[20]	Comal TX Independent School District GO	3.000%	2/15/2040	500	447
[20]	Comal TX Independent School District GO	3.000%	2/1/2041	1,000	861
[20]	Community TX Independent School District Bonds GO	5.000%	2/15/2038	1,370	1,462
	Conroe TX GO	5.000%	11/15/2041	410	438
[20]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/2038	3,000	2,521
[20]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/2027	560	572
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/2034	260	279
	Corpus Christi TX GO	5.000%	3/1/2040	1,270	1,371
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2031	300	327
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2034	725	790
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2039	1,000	1,079
[20]	Crowley TX Independent School District GO	5.000%	2/1/2039	1,565	1,697
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2028	1,000	1,046
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2029	2,000	2,137
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2034	1,240	1,400
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2038	1,240	1,423
	Dallas County TX Hospital District GO	4.000%	8/15/2033	2,000	2,024
	Dallas TX GO	4.000%	2/15/2039	6,250	6,234
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/2030	1,000	1,002
[15]	Dallas TX Housing Finance Corp. Multifamily Revenue (Mondello Apartments) PUT	5.000%	8/1/2026	120	121
[20]	Dallas TX Independent School District GO	5.000%	2/15/2028	1,985	2,077
[20]	Dallas TX Independent School District GO PUT	5.000%	2/15/2030	1,275	1,363
[20]	Dallas TX Independent School District GO PUT	5.000%	2/15/2031	4,000	4,350
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/2037	2,145	1,918
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2033	1,125	1,268
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/2034	1,000	1,022
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2038	1,000	1,090
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2040	1,750	1,901
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2042	1,360	1,467
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2043	1,395	1,496
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2044	1,160	1,233
[20]	Denison TX Independent School District GO	5.000%	8/1/2026	1,600	1,613
[7]	Denton County TX Special Assessment Revenue (Green Meadows Project)	4.500%	12/31/2035	135	137
[7]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.000%	12/31/2035	100	102
[7]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.875%	12/31/2045	100	102
	Denton TX GO	4.000%	2/15/2042	160	155
	Denton TX GO	4.000%	2/15/2044	3,000	2,798
[20]	Denton TX Independent School District GO	5.000%	8/15/2041	1,000	1,078
[20]	Denton TX Independent School District GO	5.000%	8/15/2041	1,000	1,091
	DeSoto TX Combination Tax Revenue	4.250%	2/15/2043	2,410	2,374
[20]	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/2040	1,125	1,216
[20]	Eagle Mountain & Saginaw TX Independent School District GO Prere.	4.000%	8/1/2027	5	5
[20]	Eagle Mountain & Saginaw TX Independent School District GO PUT	4.000%	8/1/2027	495	502
[20]	Eagle Pass TX Independent School District GO	4.000%	8/15/2033	1,185	1,187
	Ector County TX GO	5.000%	2/15/2034	1,000	1,111
	Ector County TX GO	5.000%	2/15/2044	1,500	1,576
[4]	El Paso County TX Hospital District GO	5.000%	2/15/2033	1,000	1,104
[4]	El Paso County TX Hospital District GO	5.000%	8/15/2033	700	769
[4]	El Paso County TX Hospital District GO	5.000%	2/15/2035	1,015	1,133
[4]	El Paso County TX Hospital District GO	5.000%	2/15/2036	1,000	1,107
[4]	El Paso County TX Hospital District GO	5.000%	8/15/2039	1,000	1,071
[4]	El Paso County TX Hospital District GO	5.250%	2/15/2042	2,350	2,549
	El Paso TX GO	3.000%	8/15/2037	765	705
	El Paso TX GO	3.000%	8/15/2041	1,000	854
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/2043	1,670	1,612
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/2036	7,000	7,387
[12]	El Paso TX Water & Sewer System Revenue	5.000%	3/1/2038	1,000	1,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	El Paso TX Water & Sewer System Revenue	5.000%	3/1/2039	1,000	1,089
	EP Cimarron Ventanas PFC Residential Development Revenue	4.125%	12/1/2039	375	365
	EP Essential TX Housing WF PFC Residential Development Revenue	4.250%	12/1/2034	3,830	3,756
[7]	Fate TX Special Assessment Bonds Improvement Revenue	4.500%	8/15/2031	400	400
[9]	Forney TX Independent School District GO	0.000%	8/15/2042	1,000	468
[9]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/2035	435	397
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/2033	1,000	1,006
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/2034	1,650	1,653
	Fort Bend TX Grand Parkway Toll Road Authority Revenue	3.000%	3/1/2036	840	782
[20]	Fort Bend TX Independent School District GO	5.000%	8/15/2038	1,980	2,150
	Fort Worth TX GO	4.000%	3/1/2041	2,445	2,423
	Fort Worth TX GO	4.000%	3/1/2043	2,445	2,363
	Fort Worth TX Water & Sewer System Revenue	5.000%	2/15/2037	2,300	2,542
[20]	Frisco TX Independent School District GO	0.000%	8/15/2026	3,620	3,583
[20]	Frisco TX Independent School District GO	3.000%	2/15/2037	2,500	2,299
	Frisco TX Refunding & Improvement GO	4.000%	2/15/2040	1,000	1,007
	FW Ramble Public Facility Corp. TX Residential Development Revenue (Ramble & Rose Project)	4.000%	10/1/2035	1,005	971
[20]	Galveston TX Independent School District GO	5.000%	2/1/2036	1,500	1,592
	Galveston TX Wharves & Term Revenue	5.000%	8/1/2039	600	636
	Garland TX Electric Utility System Revenue	4.000%	3/1/2046	1,105	994
	Garland TX GO	5.000%	2/15/2040	1,325	1,440
[20]	Garland TX Independent School District GO	5.000%	2/15/2041	1,500	1,606
	Garland TX Water & Sewer System Revenue	5.000%	3/1/2038	1,140	1,167
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/2033	1,000	1,124
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.500%	2/15/2038	1,000	1,148
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/2039	3,000	2,660
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/2042	1,610	1,729
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/2027	635	655
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/2039	1,655	1,790
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/2040	2,320	2,485
	Georgetown TX Utility System Revenue	5.000%	8/15/2040	1,000	1,080
[20]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/2039	1,000	1,073
[20]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/2026	400	397
	Granbury TX Combination Tax Revenue	5.000%	8/15/2041	1,980	2,097
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/2030	1,550	1,633
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/2035	1,000	1,034
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/2043	2,580	2,633
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/2028	1,400	1,447
	Grand Prairie TX Combination Tax GO	4.000%	2/15/2035	1,245	1,261
[4]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/2037	1,000	1,072
[9]	Greenville TX Electric Utility System Revenue	5.000%	2/15/2032	2,880	3,154
[20]	Greenwood TX Independent School District GO	4.000%	2/15/2040	9,050	9,050
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/2038	200	200
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/2039	140	139
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/2040	130	128
[9]	Hale County TX GO	5.000%	3/15/2036	1,635	1,797
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/2031	1,000	1,095
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	10/1/2031	1,445	1,594
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	12/1/2031	2,000	2,214
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	12/1/2033	1,340	1,505
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/2040	1,000	849
	Harris County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	5/15/2032	2,830	3,036
[6]	Harris County TX Cultural Education Facilities Finance Corp. Revenue VRDO	2.800%	4/1/2026	45,880	45,880
[6]	Harris County TX Cultural Education Facilities Finance Corp. Revenue VRDO	2.850%	4/1/2026	5,100	5,100
[6]	Harris County TX Cultural Education Facilities Finance Corp. Revenue VRDO	2.900%	4/1/2026	23,640	23,640
[6]	Harris County TX Cultural Education Facilities Finance Corp. Revenue VRDO	2.900%	4/1/2026	5,700	5,700
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/2030	1,000	1,032
	Harris County TX Flood Control Improvement GO	3.000%	10/1/2039	1,500	1,318
	Harris County TX Flood Control Improvement GO	4.000%	9/15/2041	1,000	992
	Harris County TX Flood Control Improvement GO	4.000%	9/15/2042	3,500	3,433
	Harris County TX GO	5.000%	9/15/2029	2,000	2,153
	Harris County TX GO	4.000%	9/15/2041	1,740	1,737
	Harris County TX Hospital District GO	5.000%	2/15/2037	1,715	1,884
	Harris County TX Hospital District GO	5.000%	2/15/2042	1,810	1,933
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	4,495	4,569
	Harris County TX Permanent Improvement GO	3.000%	10/1/2040	1,000	849
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/2040	1,500	1,636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX Toll Road First Lien Revenue	4.000%	8/15/2043	1,035	983
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/2044	1,275	1,359
	Harris County TX Toll Road Revenue	5.000%	8/15/2041	1,695	1,701
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/2028	2,950	2,720
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/2031	1,340	1,113
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/2031	1,160	963
[20]	Hays TX Consolidated Independent School District GO	5.000%	2/15/2037	2,500	2,791
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/2039	500	501
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/2035	840	865
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/2039	850	802
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/2044	1,000	381
	Houston TX Airport System Revenue	5.000%	7/1/2037	1,720	1,780
	Houston TX GO	5.000%	3/1/2027	1,000	1,022
	Houston TX GO	5.000%	3/1/2031	930	1,019
	Houston TX GO	4.000%	3/1/2035	1,500	1,505
	Houston TX GO	5.000%	3/1/2037	1,000	1,109
	Houston TX GO	5.000%	3/1/2040	1,575	1,700
	Houston TX GO	5.250%	3/1/2041	1,000	1,082
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	5.000%	9/1/2042	1,085	1,169
	Houston TX Public Improvement Refunding GO	5.000%	3/1/2039	1,245	1,352
	Houston TX Public Improvement Refunding GO	5.000%	3/1/2040	1,500	1,619
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/2036	1,010	938
	Houston TX Utility System Revenue	5.000%	11/15/2026	1,350	1,370
	Houston TX Utility System Revenue	5.000%	11/15/2034	1,000	1,002
	Houston TX Utility System Revenue	3.000%	11/15/2040	1,150	974
	Houston TX Utility System Revenue	5.000%	11/15/2043	2,885	2,962
	Irving TX GO	5.000%	9/15/2027	1,425	1,476
[20]	Irving TX Independent School District GO	5.000%	2/15/2028	230	241
[20]	Jacksboro TX Independent School District GO	5.000%	2/15/2037	2,550	2,794
[20]	Katy TX Independent School District GO	5.000%	2/15/2028	2,355	2,464
[20]	Katy TX Independent School District GO	5.000%	2/15/2044	1,315	1,387
[20]	Klein TX Independent School District GO	5.000%	8/1/2036	1,720	1,945
[20]	Klein TX Independent School District GO	5.000%	8/1/2037	2,680	3,007
[20]	Klein TX Independent School District GO	5.000%	8/1/2038	1,500	1,671
	Laguna-Madre Water District GO	4.000%	3/1/2042	3,205	3,100
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/2037	825	700
	Lake Worth TX Combination TAX GO	4.000%	8/15/2043	1,775	1,719
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/2041	1,000	1,067
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/2043	1,000	1,057
	Laredo TX Combination Tax GO	5.000%	2/15/2036	1,000	1,101
	Laredo TX Combination Tax GO	4.125%	2/15/2041	1,000	1,006
[9]	Laredo TX Community College District Revenue	4.000%	8/1/2034	1,820	1,822
[20]	Leander TX Independent School District GO	5.000%	8/15/2037	1,095	1,231
[20]	Leander TX Independent School District GO	5.000%	8/15/2038	1,195	1,333
[20]	Leander TX Independent School District GO	5.000%	8/15/2039	1,145	1,266
	Lewisville TX GO	5.000%	2/15/2027	3,140	3,209
[20]	Lewisville TX Independent School District GO	5.000%	8/15/2037	1,000	1,110
[20]	Lewisville TX Independent School District GO	5.000%	8/15/2044	2,785	2,942
	Liberty County TX Combination Tax GO	2.000%	8/1/2033	1,070	939
[20]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/2041	2,635	2,775
[20]	Llano TX Independent School District GO	5.000%	2/15/2029	1,500	1,597
[20]	Lovejoy TX Independent School District GO	5.000%	2/15/2036	1,000	1,136
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2037	1,000	1,096
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2042	1,000	1,060
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2045	1,000	1,039
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/2028	2,000	2,075
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/2032	1,885	2,053
[4]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2039	1,250	1,337
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2041	3,095	3,238
[4]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/2043	1,600	1,549
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2044	1,000	1,008
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2045	1,605	1,674
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/2034	1,120	1,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/2036	1,085	1,147
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/2041	1,000	1,069
[4]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/2038	1,750	1,882
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/2040	2,170	2,220
	Lubbock TX GO	4.000%	2/15/2042	1,490	1,462
	Manor TX Combination Tax GO	5.000%	8/15/2041	1,280	1,367
	Manor TX Combination Tax GO	5.000%	8/15/2042	1,200	1,271
[20]	Marble Falls TX Independent School District GO	5.000%	2/15/2036	1,000	1,129
	Massachusetts Development Finance Agency Revenue (Merrimack College)	4.530%	2/1/2044	1,000	981
	McKinney TX GO	3.750%	8/15/2036	1,090	1,094
	McKinney TX GO	3.875%	8/15/2038	880	869
	McKinney TX GO	4.000%	8/15/2043	1,000	966
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/2031	400	438
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/2041	700	743
[8]	Mesquite TX Health Facilities Development Corp. Retirement Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/2024	74	1
	Midland County TX GO	4.000%	2/15/2041	3,010	3,010
[20]	Midland TX Independent School District GO	4.000%	2/15/2040	1,000	1,005
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/2035	5,730	5,915
[20]	New Caney TX Independent School District GO	5.000%	2/15/2034	1,315	1,488
[20]	New Caney TX Independent School District GO PUT	4.000%	8/15/2027	500	508
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children's Health System)	5.250%	8/15/2044	1,395	1,499
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	60	59
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.625%	10/1/2030	65	64
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	6.250%	10/1/2045	755	781
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	1,950	2,016
	New Hope TX Cultural Education Facilities Finance Corp. Revenue (Sanctuary LTC Project)	5.250%	1/1/2042	1,000	982
[7]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	5.750%	7/1/2035	1,000	1,020
[7]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	6.250%	7/1/2045	1,000	1,001
	New Hope TX Higher Education Finance Corp. Revenue (Christian University Project)	5.000%	3/15/2045	500	527
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/2036	1,135	1,238
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/2040	1,100	1,163
[9]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/2035	750	701
[9]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/2036	585	537
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/2031	1,500	1,519
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/2041	3,845	4,139
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2027	6,335	6,554
[4]	North Texas Tollway Authority Revenue	0.000%	1/1/2030	1,000	893
[4]	North Texas Tollway Authority Revenue	0.000%	1/1/2031	1,000	862
[4]	North Texas Tollway Authority Revenue	0.000%	1/1/2032	3,055	2,538
[4]	North Texas Tollway Authority Revenue	0.000%	1/1/2033	1,000	798
	North Texas Tollway Authority Revenue	5.000%	1/1/2033	1,290	1,436
[4]	North Texas Tollway Authority Revenue	0.000%	1/1/2034	2,500	1,916
	North Texas Tollway Authority Revenue	5.000%	1/1/2034	1,125	1,272
	North Texas Tollway Authority Revenue	5.000%	1/1/2034	1,290	1,447
[4]	North Texas Tollway Authority Revenue	0.000%	1/1/2035	1,500	1,100
[4]	North Texas Tollway Authority Revenue	0.000%	1/1/2036	1,000	699
	North Texas Tollway Authority Revenue	3.000%	1/1/2038	1,860	1,689
	North Texas Tollway Authority Revenue	5.250%	1/1/2042	1,110	1,222
	North Texas Tollway Authority System Revenue	5.000%	1/1/2027	1,075	1,094
	North Texas Tollway Authority System Revenue	5.000%	1/1/2032	1,200	1,331
	North Texas Tollway Authority System Revenue	4.000%	1/1/2036	1,015	1,017
[4]	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,520	1,523
	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,030	1,034
	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,250	1,256
	North Texas Tollway Authority System Revenue	5.000%	1/1/2038	585	600
	North Texas Tollway Authority System Revenue	5.000%	1/1/2039	1,000	1,074
	North Texas Tollway Authority System Revenue	5.000%	1/1/2040	1,000	1,070
	North Texas Tollway Authority System Revenue	5.000%	1/1/2041	1,000	1,076
	North Texas Tollway Authority System Revenue	5.000%	1/1/2041	2,345	2,547
	North Texas Tollway Authority System Revenue Prere.	5.000%	1/1/2028	420	437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/2031	1,250	667
[20]	Northside TX Independent School District GO	4.000%	8/15/2032	1,305	1,309
[20]	Northside TX Independent School District GO	5.000%	8/15/2041	1,575	1,694
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2037	910	1,020
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2038	2,450	2,729
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2041	1,200	1,273
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2043	650	700
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2044	2,465	2,633
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2045	2,400	2,542
	Odessa TX Combination Tax GO	3.000%	3/1/2038	1,255	1,044
[20]	Pasadena Independent School District GO	5.000%	2/15/2042	1,000	1,049
	Pearland TX GO	4.000%	3/1/2032	1,095	1,102
	Pearland TX GO	4.000%	3/1/2033	910	915
[9]	Pearland TX GO	5.000%	9/1/2033	510	569
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/2032	240	242
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/2033	340	342
	Pflugerville TX Combination Tax GO	4.000%	8/1/2040	1,280	1,262
	Pflugerville TX GO	4.000%	8/1/2035	1,250	1,250
	Plano TX GO	5.000%	9/1/2026	1,185	1,197
	Plano TX GO	5.000%	9/1/2028	1,305	1,375
	Plano TX GO	3.200%	9/1/2034	1,410	1,387
[20]	Plano TX Independent School District GO	5.000%	2/15/2031	4,495	4,944
[20]	Plano TX Independent School District GO	5.000%	2/15/2041	500	541
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/2028	1,350	1,420
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/2042	1,000	1,062
[20]	Prosper TX Independent School District GO	3.000%	2/15/2040	3,940	3,354
[20]	Rankin TX Independent School District GO	5.000%	2/15/2033	865	879
[20]	Richardson Independent School District GO	5.000%	2/15/2036	1,590	1,735
[20]	Richardson Independent School District GO	5.000%	2/15/2037	1,850	2,005
[20]	Richardson Independent School District GO	5.000%	2/15/2039	4,500	4,814
	Richardson TX GO	4.000%	2/15/2042	1,860	1,849
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/2042	2,000	1,924
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2030	2,500	2,696
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/2031	255	253
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2032	1,000	1,109
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/2034	1,255	1,257
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2035	1,125	1,195
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2036	1,000	1,014
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2039	1,000	1,103
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2041	1,000	1,088
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2042	1,250	1,359
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/2043	1,000	958
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2043	1,265	1,366
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2044	1,120	1,195
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2046	1,500	1,543
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/2026	150	147
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/2026	1,000	1,002
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/2027	1,000	980
	San Antonio TX Electric & Gas Systems Revenue PUT	2.900%	12/1/2027	715	711
	San Antonio TX Electric & Gas Systems Revenue PUT	3.080%	12/1/2028	1,985	1,981
	San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/2029	1,460	1,447
	San Antonio TX Electric & Gas Systems Revenue PUT	3.200%	12/1/2030	5,535	5,506
	San Antonio TX Electric & Gas Systems Revenue PUT	3.150%	12/1/2031	1,585	1,562
	San Antonio TX General Improvement & Refunding GO	5.000%	2/1/2038	3,915	4,364
	San Antonio TX Housing Trust Public Facility Corp. Revenue (Sageland Flats Apartments)	4.550%	3/1/2043	1,000	994
[20]	San Antonio TX Independent School District GO	5.000%	8/15/2033	840	947
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/2035	3,000	3,266
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/2037	3,000	3,234
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/2034	1,805	1,723
	San Antonio TX Water Revenue	5.000%	5/15/2034	1,000	1,011
	San Antonio TX Water Revenue	5.000%	5/15/2037	1,680	1,710
	San Antonio TX Water Revenue	5.000%	5/15/2038	1,440	1,484
[20]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/2037	1,755	1,886
[20]	Sherman TX Independent School District GO	5.000%	2/15/2028	270	282
	Smith County TX GO	5.000%	8/15/2043	3,000	3,171
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/2034	1,350	1,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/2036	1,250	1,376
[20]	Southwest TX Independent School District GO	3.000%	2/1/2036	1,250	1,160
[20]	Spring TX Independent School District GO	5.000%	2/1/2028	1,690	1,765
[20]	Spring TX Independent School District GO	5.000%	2/1/2037	1,400	1,569
[20]	Spring TX Independent School District GO	4.000%	2/1/2043	3,070	2,986
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2044	500	533
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/1/2030	525	562
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/1/2033	910	1,000
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/2042	1,000	1,071
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/2044	1,020	1,077
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	11/15/2029	1,615	1,726
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/2032	2,180	2,370
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	11/15/2032	1,610	1,778
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Ascension Senior Credit Group) PUT	5.000%	11/15/2032	3,165	3,473
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2029	1,000	1,065
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2032	3,000	3,268
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2043	1,500	1,539
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments)	4.600%	3/1/2043	1,000	999
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments) PUT	5.000%	9/1/2027	110	113
[20]	Terrell TX Independent School District GO	5.000%	8/1/2037	2,500	2,807
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/2026	2,680	2,697
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/2053	825	889
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	6.000%	1/1/2057	525	584
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/2026	30	31
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2028	2,475	2,575
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2029	4,235	4,444
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2030	960	1,016
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2031	1,390	1,481
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue	5.500%	1/1/2034	1,895	2,067
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/2030	10,445	11,026
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/2034	4,390	4,793
	Texas Municipal Gas Acquisition & Supply Corp. V Revenue PUT	5.000%	1/1/2034	5,980	6,353
	Texas Municipal Gas Acquisition & Supply Corp. VI Revenue	5.000%	1/1/2036	6,985	7,417
[4]	Texas Municipal Power Agency Revenue	3.000%	9/1/2031	950	924
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/2031	3,185	3,240
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/2032	2,160	2,193
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/2035	1,045	1,034
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/2038	1,200	1,157
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/2038	1,000	959
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/2031	1,000	1,059
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	2,000	2,096
[9]	Texas Public Finance Authority Revenue	5.250%	5/1/2037	500	542
[11]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/2028	1,800	1,675
	Texas State University System Financing System Revenue	5.000%	3/15/2032	1,625	1,654
	Texas Transportation Commission GO	5.000%	10/1/2031	675	746
	Texas Transportation Commission GO	5.000%	10/1/2032	1,110	1,240
	Texas Transportation Commission GO	5.000%	10/1/2036	4,900	5,020
	Texas Transportation Commission GO	5.000%	4/1/2040	1,000	1,084
	Texas Transportation Commission GO	5.000%	4/1/2041	1,120	1,209
	Texas Transportation Commission GO	5.000%	10/1/2042	1,290	1,404
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	1,575	1,575
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/2034	1,705	1,752
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2033	1,490	1,658
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2034	2,165	2,417
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2035	2,000	2,222
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2035	3,470	3,848
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2036	2,000	2,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2039	1,400	1,469
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2039	1,000	1,086
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2040	1,000	1,078
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	8/15/2030	1,095	1,171
	Texas Water Development Board Revenue	5.000%	10/15/2028	1,500	1,592
	Texas Water Development Board Revenue	5.000%	10/15/2031	5,795	5,804
	Texas Water Development Board Revenue	4.000%	10/15/2032	1,125	1,145
	Texas Water Development Board Revenue	5.000%	8/1/2034	3,000	3,180
	Texas Water Development Board Revenue	4.000%	10/15/2034	1,305	1,328
	Texas Water Development Board Revenue	4.000%	10/15/2035	2,895	2,921
	Texas Water Development Board Revenue	5.000%	10/15/2040	1,270	1,385
	Texas Water Development Board Revenue	4.700%	10/15/2041	2,000	2,095
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2032	3,760	4,207
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2032	2,070	2,176
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/2033	2,000	2,004
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2034	2,500	2,522
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2035	1,665	1,903
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2036	1,950	2,221
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/2036	2,250	2,376
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/2039	3,045	2,672
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2042	1,410	1,536
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.500%	10/15/2043	610	621
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2043	3,535	3,606
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2044	1,250	1,342
	Tomball TX Combination Tax GO	4.500%	2/15/2042	1,290	1,310
	Travis County TX Housing Finance Corp. Multifamily Housing Revenue (Bluestein Boulevard Apartments) PUT	3.400%	7/1/2028	1,000	1,006
	Trinity River Authority of Texas Denton Creek Regional Wastewater Treatment System Revenue	5.000%	2/1/2027	2,645	2,696
[12]	Trinity River Authority of Texas Denton Creek Regional Wastewater Treatment System Revenue	5.000%	2/1/2046	1,000	1,057
	Trinity River Authority of Texas Red Oak Creek System Revenue	4.000%	2/1/2030	1,635	1,695
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/2037	1,235	1,278
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/2037	625	683
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/2029	1,190	1,277
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/2044	2,470	2,582
	University of Houston Texas Revenue	3.000%	2/15/2031	3,090	3,064
	University of Houston Texas Revenue	4.000%	2/15/2033	1,840	1,841
	University of Houston Texas Revenue	5.000%	2/15/2035	4,500	4,504
	University of North Texas Revenue	5.000%	4/15/2033	1,000	1,125
	University of North Texas Revenue	4.000%	4/15/2034	1,110	1,122
	University of North Texas Revenue	5.000%	4/15/2036	1,275	1,295
	University of Texas Financing System Bonds Revenue	5.000%	8/15/2040	2,625	2,996
	University of Texas Financing System Revenue	5.000%	8/15/2032	770	864
	University of Texas Financing System Revenue	5.000%	8/15/2034	1,000	1,061
	University of Texas Financing System Revenue	5.000%	8/15/2036	1,000	1,133
	University of Texas Financing System Revenue	5.000%	8/15/2037	755	858
	University of Texas Financing System Revenue	5.000%	8/15/2038	895	1,026
	University of Texas Financing System Revenue	5.000%	3/15/2039	1,205	1,318
	University of Texas Financing System Revenue	5.000%	8/15/2039	1,625	1,824
	University of Texas Financing System Revenue	5.000%	8/15/2040	1,070	1,193
	University of Texas Financing System Revenue	5.000%	3/15/2042	1,500	1,616
	University of Texas Financing System Revenue	5.000%	8/15/2042	1,000	1,089
	University of Texas Financing System Revenue	5.000%	8/15/2042	920	1,014
	University of Texas Financing System Revenue	5.000%	3/15/2044	1,000	1,065
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2034	1,295	1,474
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2037	1,260	1,446
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2038	1,315	1,507
[12]	University of Texas Permanent University Fund Revenue	5.250%	7/1/2038	3,500	4,097
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2039	1,125	1,289
[12]	University of Texas Permanent University Fund Revenue	5.250%	7/1/2039	1,000	1,172
	Waco TX Combination Tax GO	5.000%	2/1/2032	825	914
	Waco TX Combination Tax GO	5.000%	2/1/2033	1,000	1,120
	Waco TX Combination Tax GO	5.000%	2/1/2043	2,000	2,125
[20]	Waco TX Independent School District GO	4.000%	8/15/2042	915	900
[20]	Waxahachie TX Independent School District GO	5.000%	2/15/2033	1,000	1,123
[20]	Weslaco TX Independent School District GO	5.000%	2/15/2041	1,000	1,077
[9]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/2027	1,235	1,272
[9]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/2032	270	273
[20]	Whitehouse TX Independent School District GO	5.000%	2/15/2042	1,250	1,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williamson County TX GO	5.000%	2/15/2028	2,000	2,089
	Williamson County TX GO	5.000%	2/15/2032	6,460	7,119
	Williamson County TX GO	5.000%	2/15/2039	5,795	6,338
	Williamson County TX GO	4.000%	2/15/2043	2,820	2,677
[20]	Willis TX Independent School District GO	5.000%	2/15/2040	1,015	1,104
[20]	Willis TX Independent School District GO	5.000%	2/15/2041	1,595	1,725
[20]	Willis TX Independent School District GO	5.000%	2/15/2042	1,670	1,794
[20]	Willis TX Independent School District GO	5.000%	2/15/2043	1,730	1,849
[20]	Willis TX Independent School District GO	5.000%	2/15/2045	2,705	2,855
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2037	2,000	2,255
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2038	720	809
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2039	1,125	1,258
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2040	1,170	1,298
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2041	1,520	1,676
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2042	1,500	1,643
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2043	2,340	2,540
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2044	6,830	7,346
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2045	5,070	5,412
					926,331
Utah (0.3%)
	Central Utah Water Conservancy District Revenue	4.000%	10/1/2032	1,000	1,011
[4]	Downtown Revitalization Public Infrastructure District UT Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2036	1,160	1,297
[4]	Downtown Revitalization Public Infrastructure District UT Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2042	1,490	1,640
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/2037	1,400	1,449
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/2036	2,310	2,358
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2038	2,000	2,129
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2040	2,000	2,131
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2041	1,105	1,164
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2042	2,500	2,624
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/2032	750	759
[7]	Mida Mountain Village Public Infrastructure District UT Tax Allocation Revenue	5.500%	6/15/2039	500	511
[7,18]	Mida Mountain Village Public Infrastructure District UT Tax Allocation Revenue, 5.750% coupon rate effective 6/1/2031	0.000%	6/1/2043	185	140
	Nebo UT School District GO	5.000%	7/1/2028	5,000	5,267
	University of Utah Revenue	5.000%	8/1/2041	1,250	1,350
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/2034	750	780
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/2035	850	882
[6]	Utah County UT Hospital Revenue (IHC Health Services) VRDO	2.650%	4/1/2026	400	400
	Utah Housing Corp. Multifamily Housing Revenue PUT	3.180%	2/1/2029	960	962
	Utah Housing Corp. Multifamily Housing Revenue PUT	2.650%	3/1/2029	140	138
	Utah Housing Corp. Multifamily Housing Revenue PUT	3.240%	12/1/2029	500	502
	Utah Housing Corp. Single Family Mortgage Revenue	6.000%	7/1/2054	1,000	1,100
	Utah Housing Corp. Single Family Mortgage Revenue	6.250%	7/1/2055	1,000	1,116
	Utah Housing Corp. Single Family Mortgage Revenue	6.500%	7/1/2055	975	1,083
	Utah Housing Corp. Single Family Mortgage Revenue	6.750%	7/1/2055	1,725	1,975
[12]	Utah Housing Corp. Single Family Mortgage Revenue	6.500%	7/1/2056	695	791
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2036	1,000	1,036
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	1,000	1,129
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	2,190	2,401
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	1,000	1,088
[7]	Wakara Ridge Public Infrastructure District UT Special Assessment Bonds	5.625%	12/1/2054	255	258
					39,471
Vermont (0.0%)
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/2028	1,010	1,013
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/2033	1,000	994
	Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	11/1/2038	1,260	1,360
	Vermont GO	4.000%	8/15/2042	1,000	994
					4,361
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/2026	115	116
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/2027	385	391
	Virgin Islands Transportation & Infrastructure Corp. Revenue	5.000%	9/1/2038	1,160	1,268
					1,775
Virginia (0.4%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/2031	1,000	1,066
	Arlington County Industrial Development Authority Multifamily Housing Revenue PUT	3.100%	2/1/2027	310	310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chesapeake VA Redevelopment & Housing Authority Multifamily Revenue (Forest Cove I Project) PUT	4.500%	7/1/2040	995	1,018
[7]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/2032	705	693
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/2032	1,500	1,669
	Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,000	1,011
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/2044	1,070	1,146
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/2027	2,000	2,060
[7]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/2030	260	261
[4]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/2037	500	548
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/2035	225	220
	Norfolk City VA GO	5.000%	9/1/2036	1,375	1,475
	Norfolk City VA GO	5.000%	9/1/2038	1,000	1,064
	Norfolk City VA GO	5.000%	9/1/2040	1,000	1,068
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/2028	2,425	2,554
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/2026	1,500	1,503
	Prince William County VA Service Authority Water & Sewer System Revenue	5.000%	7/15/2033	500	568
	Richmond VA Redevelopment & Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.500%	5/1/2040	988	999
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/2030	600	614
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/2030	1,000	1,007
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/2033	425	432
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	1,450	1,392
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2036	1,000	949
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	1,000	1,061
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/2031	4,710	4,724
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/2026	1,405	1,409
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2033	5,000	5,046
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2035	1,280	1,288
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2035	1,750	1,765
	Virginia Housing Development Authority Commonwealth Mortgage Revenue PUT	3.125%	4/1/2027	825	825
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/2043	1,000	1,068
	Virginia Public Building Authority Revenue	5.000%	11/1/2031	95	95
	Virginia Public Building Authority Revenue	5.000%	8/1/2041	1,755	1,921
	Virginia Small Business Financing Authority Healthcare Facilities Revenue	5.000%	6/15/2040	1,000	1,074
	Virginia Small Business Financing Authority Healthcare Facilities Revenue	5.000%	6/15/2042	1,000	1,059
	Virginia Small Business Financing Authority Healthcare Facilities Revenue PUT	5.000%	6/15/2035	500	547
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/2031	500	510
	York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/2027	385	390
					46,409
Washington (1.9%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/2026	795	807
	Energy Northwest Washington Electric Revenue	5.000%	7/1/2027	2,000	2,061
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/2038	5,895	6,244
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/2040	1,000	1,059
	Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/2027	1,000	1,025
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2041	2,605	2,722
	Highline WA King County School District No. 401 GO	5.000%	12/1/2037	1,250	1,362
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/2038	1,230	1,076
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2026	1,815	1,845
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2041	1,250	1,370
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2042	1,210	1,313
	King County WA GO	4.000%	12/1/2032	1,500	1,502
	King County WA Housing Authority Revenue	4.500%	1/1/2040	1,000	1,016
	King County WA Housing Authority Revenue	3.000%	6/1/2040	1,500	1,246
	King County WA Housing Authority Revenue	5.375%	7/1/2045	1,000	1,045
	King County WA School District No. 401 Highline Unlimited Tax GO	5.000%	12/1/2042	1,000	1,080
	King County WA School District No. 403 Renton GO	4.000%	12/1/2040	1,000	996
	King County WA School District No. 412 Shoreline Unlimited Tax GO	4.000%	12/1/2039	1,000	994
	King County WA Sewer Revenue	5.000%	1/1/2043	1,000	1,080
	King County WA Sewer Revenue	4.000%	1/1/2045	1,000	962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	King County WA Sewer Revenue VRDO	2.800%	4/1/2026	8,200	8,200
[4]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/2026	500	507
[4]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/2034	1,195	1,334
	Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/2041	3,275	3,282
	Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/2033	2,600	2,670
	Pierce County WA School District No. 3 Puyallup Unlimited Tax GO	5.000%	12/1/2036	1,325	1,355
	Pierce County WA School District No. 403 Bethel Unlimited Tax GO	5.000%	12/1/2043	1,650	1,777
	Port Seattle WA Intermediate Lien Revenue	5.000%	3/1/2032	1,125	1,250
	Seattle WA Drain & Wastewater System Revenue	5.000%	5/1/2037	1,500	1,690
	Seattle WA Housing Authority Multifamily Revenue (Jackson Park Village Project)	5.000%	12/1/2029	185	193
	Seattle WA Housing Authority Multifamily Revenue (Jackson Park Village Project)	4.000%	12/1/2032	595	597
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2037	2,485	2,809
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2038	2,310	2,592
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2041	1,550	1,705
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2042	2,200	2,405
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2045	1,000	1,068
	Seattle WA Water System Improvement Revenue	4.000%	8/1/2032	3,020	3,046
	Snohomish County WA Housing Authority Revenue (Allegro Apartments Project)	3.750%	4/1/2036	1,595	1,493
	Vancouver WA Housing Authority Revenue (Jens Pointe Project)	4.250%	2/1/2038	1,000	1,006
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/2027	1,000	1,029
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/2037	4,045	4,507
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/2039	2,400	2,643
	Washington GO	5.000%	8/1/2027	1,500	1,549
	Washington GO	4.000%	7/1/2028	5,000	5,161
	Washington GO	5.000%	2/1/2035	5,000	5,086
	Washington GO	5.000%	8/1/2035	1,000	1,027
	Washington GO	5.000%	2/1/2036	5,000	5,083
	Washington GO	5.000%	8/1/2036	2,150	2,238
	Washington GO	5.000%	2/1/2038	3,015	3,365
	Washington GO	5.000%	8/1/2038	960	995
	Washington GO	5.000%	2/1/2039	2,000	2,085
	Washington GO	5.000%	8/1/2039	2,000	2,153
	Washington GO	5.000%	8/1/2040	5,000	5,527
	Washington GO	5.000%	8/1/2041	1,110	1,222
	Washington GO	5.000%	8/1/2042	5,015	5,335
	Washington GO	5.000%	2/1/2043	2,955	3,199
	Washington GO	5.000%	8/1/2043	2,000	2,051
	Washington GO	5.000%	8/1/2043	1,460	1,527
	Washington GO	5.000%	2/1/2044	2,310	2,484
	Washington GO	5.000%	6/1/2044	1,000	1,046
	Washington GO	5.000%	8/1/2044	2,730	2,928
	Washington GO	5.000%	8/1/2044	5,000	5,394
	Washington GO	5.000%	2/1/2046	5,000	5,321
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/2030	1,760	1,761
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/2032	1,750	1,844
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/2032	1,000	1,028
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/2041	1,000	936
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/2033	880	880
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/2033	6,985	7,283
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/2035	4,065	4,489
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	9/1/2045	1,935	1,759
	Washington Health Care Facilities Authority Revenue (Seattle Children's Hospital)	5.000%	10/1/2036	5,565	6,104
	Washington Higher Education Facilities Authority Revenue (Gonzaga University)	4.000%	4/1/2047	1,475	1,314
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/2035	1,000	961
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/2034	725	689
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/2030	925	939
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/2031	5,025	5,119
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/2034	290	274
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/2037	855	893
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/2030	5,000	5,097
	Washington State Housing Finance Commission Multifamily Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	500	508
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/2035	6,568	6,294
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/2037	1,951	1,806
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.079%	11/20/2041	2,859	2,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.079%	11/20/2041	994	916
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.221%	3/1/2050	2,104	2,026
[7]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/2033	740	783
[7,9]	Washington State Housing Finance Commission Nonprofit Revenue (Blakeley & Laurel Villages Portfolio)	5.000%	7/1/2038	1,500	1,592
	Washington State Housing Finance Commission Nonprofit Revenue (Horizon House Project)	4.375%	1/1/2033	500	492
	Washington State Housing Finance Commission Nonprofit Revenue (Horizon House Project)	4.500%	1/1/2034	1,195	1,173
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/2033	2,545	2,657
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/2038	2,015	2,058
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.500%	7/1/2044	2,000	2,040
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/2028	1,580	1,666
	Washington State University Revenue	5.000%	4/1/2033	1,110	1,245
					212,073
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/2033	1,170	1,199
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2037	1,355	1,356
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.700%	6/1/2028	1,000	1,016
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.375%	6/15/2028	500	503
	West Virginia GO	5.000%	12/1/2035	1,000	1,038
	West Virginia GO	5.000%	6/1/2036	1,000	1,037
	West Virginia GO	5.000%	6/1/2038	2,500	2,612
	West Virginia GO	5.000%	12/1/2043	3,920	4,044
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/2037	1,315	1,335
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/2039	1,300	1,392
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/2029	865	871
	West Virginia Hospital Finance Authority Revenue	5.000%	6/1/2037	575	629
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/2043	1,000	1,072
	West Virginia Hospital Finance Authority Revenue	5.250%	6/1/2044	1,385	1,470
	West Virginia Hospital Finance Authority Revenue PUT	5.000%	6/1/2033	1,000	1,080
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/2033	845	882
					21,536
Wisconsin (1.1%)
	Central Brown County Water Authority System Revenue	5.000%	11/1/2027	2,000	2,071
	Madison WI Metropolitan School District GO	5.000%	3/1/2036	1,200	1,339
	Milwaukee WI GO	5.000%	4/1/2026	1,935	1,935
[9]	Milwaukee WI GO	5.000%	4/1/2027	1,000	1,023
[4]	Milwaukee WI GO	5.000%	12/1/2037	3,695	4,059
	New Richmond WI School District GO	5.000%	4/1/2032	325	361
	Oshkosh WI GO	4.250%	6/1/2041	1,000	1,012
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/2035	300	306
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/2028	1,000	1,053
	Public Finance Authority Revenue (Aggie Apartment)	5.000%	6/1/2039	200	207
[7]	Public Finance Authority Revenue (Anticipation Improvement & Refunding Bonds)	5.000%	12/15/2036	590	580
[7]	Public Finance Authority Revenue (Canyon Campus Project)	4.000%	7/15/2039	155	145
[7]	Public Finance Authority Revenue (Charter School Project)	4.750%	7/1/2045	250	230
[7]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/2032	360	364
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	1,000	1,001
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	1,160	1,172
[9]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/2034	1,000	1,110
[7]	Public Finance Authority Revenue (Furst Ranch Projects)	0.000%	12/15/2036	1,700	864
[7]	Public Finance Authority Revenue (Inperium Project)	5.500%	12/1/2044	500	508
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/2035	325	352
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/2042	750	776
	Public Finance Authority Revenue (St. Joseph Health) Prere.	4.000%	10/1/2030	670	701
	Public Finance Authority Revenue (St. Joseph Health) PUT	4.000%	10/1/2030	1,415	1,442
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/2034	650	680
	Public Finance Authority Student Housing Facilities Revenue (Campus Real Estate Holding Corp. LLC Project)	5.000%	6/1/2030	55	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Student Housing Facilities Revenue (Campus Real Estate Holding Corp. LLC Project)	5.000%	6/1/2035	90	94
	Public Finance Authority Student Housing Revenue (KSU Bixby Real Estate Foundation LLC Project)	5.000%	6/15/2036	425	451
	Public Finance Authority WI Affordable Housing Certificates Revenue	4.126%	1/20/2041	5,334	5,035
	Public Finance Authority WI Affordable Housing Certificates Revenue	4.126%	1/20/2041	551	500
[7]	Public Finance Authority WI Education Revenue (Springs Campus Project)	4.000%	7/15/2033	110	109
	Public Finance Authority WI Educational Facilities Revenue (Lenoir-Rhyne University)	5.000%	4/1/2033	1,405	1,453
	Public Finance Authority WI Educational Facilities Revenue (Lindenwood Education System)	5.000%	6/1/2028	160	164
	Public Finance Authority WI Municipal Certificates Revenue PUT	3.625%	6/15/2031	1,190	1,182
[7]	Public Finance Authority WI Tax Increment Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	1,200	1,201
	Public Finance Authority WI Tax-Exempt Revenue PUT	4.000%	2/1/2027	2,401	2,404
[9]	Racine WI Unified School District GO	5.000%	4/1/2039	1,600	1,701
	Racine WI Unified School District Revenue	4.000%	4/1/2030	2,510	2,566
	Sheboygan WI Area School District GO	3.000%	3/1/2041	1,000	858
[4]	Sparta WI Area School District GO	3.000%	3/1/2041	800	673
	University of Wisconsin Hospitals & Clinics Authority Revenue PUT	5.000%	10/1/2031	500	543
[6]	University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	2.700%	4/1/2026	4,700	4,700
	Waunakee WI Community School District GO	3.250%	4/1/2028	4,000	4,001
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/2034	1,250	899
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/2039	1,250	701
	Wisconsin GO	5.000%	5/1/2026	1,945	1,949
	Wisconsin GO	5.000%	5/1/2027	1,205	1,238
[12]	Wisconsin GO	5.000%	5/1/2032	385	421
	Wisconsin GO	5.000%	5/1/2036	1,985	2,208
	Wisconsin GO	5.000%	5/1/2036	1,300	1,472
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	11/15/2035	5,000	5,008
	Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/2038	2,245	2,223
	Wisconsin Health & Educational Facilities Authority Revenue	5.250%	8/15/2039	1,415	1,483
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	6/22/2029	1,000	1,063
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	10/3/2034	1,250	1,344
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/2026	1,100	1,105
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/2026	1,005	1,012
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/2031	1,065	1,087
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/2034	1,540	1,540
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/2036	2,265	2,268
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/2038	1,410	1,504
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/2037	600	653
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/2041	1,875	1,997
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/2031	1,010	1,017
[6]	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.) VRDO	2.850%	4/1/2026	6,800	6,800
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Thedacare Health Inc.)	5.000%	4/1/2042	1,000	1,050
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2030	500	540
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2034	1,000	1,107
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2037	1,000	1,091
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.250%	8/15/2044	1,620	1,722
	Wisconsin Health & Educational Facilities Authority Revenue (MarshField Clinic Health System)	5.000%	2/15/2032	1,000	1,085
	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.)	5.000%	12/1/2027	1,055	1,090
	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.)	5.000%	12/1/2033	4,985	5,475
	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.)	5.000%	12/1/2039	4,730	5,096
	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.) PUT	5.000%	12/1/2031	5,280	5,653
	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.) PUT	5.000%	12/1/2033	5,335	5,807
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/2029	775	780
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/2039	1,595	1,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	4.050%	9/1/2039	1,450	1,430
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/2055	935	1,011
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/2055	480	523
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	5.750%	9/1/2056	185	202
	Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/2026	300	300
	Wisconsin Housing & Economic Development Authority Multifamily Revenue PUT	5.000%	8/1/2026	1,000	1,007
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/2032	740	753
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/2030	1,085	1,088
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/2039	1,000	962
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2034	390	397
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2035	285	289
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2036	435	439
					130,422
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/2029	130	133
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/2053	155	163
[9]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/2027	1,000	1,018
					1,314
Total Tax-Exempt Municipal Bonds (Cost $6,481,856)					6,475,097
Total Investments (99.3%) (Cost $7,925,644)					11,255,951
Other Assets and Liabilities—Net (0.7%)					74,374
Net Assets (100%)					11,330,325
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $145,829, representing 1.3% of net assets.
8	Non-income-producing security—security in default.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
13	Securities with a value of $433 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Step bond.
19	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
ADR—American Depositary Receipt.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	112	23,234	(178)
5-Year U.S. Treasury Note	June 2026	143	15,470	(233)
E-mini S&P 500 Index	June 2026	1,631	535,844	(10,394)
				(10,805)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	997	(4.490)	32	—
Citigroup Inc.	8/31/2027	BANA	561	(4.380)	—	(6)
Global Payments Inc.	8/31/2026	BANA	73	(4.383)	—	(4)
Goldman Sachs Group Inc.	8/31/2027	BANA	1,359	(4.461)	6	—
JPMorgan Chase & Co.	8/31/2027	BANA	3,786	(4.439)	—	(18)
NetApp Inc.	8/31/2026	BANA	36	(4.314)	—	(1)
PayPal Holdings Inc.	8/31/2026	BANA	225	(4.490)	2	—
Raymond James Financial Inc.	2/1/2027	CITNA	24	(4.140)	—	—
					40	(29)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,775,352	—	—	4,775,352
U.S. Government and Agency Obligations	—	5,466	—	5,466
Asset-Backed/Commercial Mortgage-Backed Securities	—	36	—	36
Tax-Exempt Municipal Bonds	—	6,475,097	—	6,475,097
Total	4,775,352	6,480,599	—	11,255,951

Derivative Financial Instruments
Assets
Swap Contracts	—	40	—	40
Liabilities
Futures Contracts[1]	(10,805)	—	—	(10,805)
Swap Contracts	—	(29)	—	(29)
Total	(10,805)	(29)	—	(10,834)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.